UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2015

Vanguard Institutional Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	1.22%
Institutional Plus Shares	1.23
S&P 500 Index	1.23
Large-Cap Core Funds Average	1.01
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$188.67	$188.50	$2.486	$0.000
Institutional Plus Shares	188.68	188.51	2.505	0.000

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, 2015, Vanguard Institutional Index Fund returned about 1%. It closely tracked its target index, the Standard & Poor’s 500 Index, and slightly outpaced the average return of its large-capitalization core fund peers.

U.S. stocks navigated several challenges during the half year to end the period with modest results. Large-cap stocks such as those held by your fund underperformed their small- and mid-cap counterparts.

Five of the ten industry sectors represented in the index advanced, but the rest lost ground. Stocks of health care and consumer discretionary companies returned the most; energy, utilities, and industrials suffered the steepest declines.

U.S. stocks held onto gains despite fading at the finish
U.S. stocks traveled a choppy course en route to about a 2% return for the half year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by some investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets.

On the other side of the ledger, investors seemed reassured by the Federal Reserve’s careful approach to a potential rise in short-term interest rates. Other nations’ monetary stimulus programs and corporate earnings that generally surpassed forecasts further boosted investor confidence.

2

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

After bursting from the gate, bond prices lost momentum

Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four other months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

3

Weakness across several sectors muted the fund’s performance

Vanguard Institutional Index Fund offers investors broad exposure to the large-cap segment of the domestic stock market by investing in 500 of the largest U.S. companies. Together, these companies account for about three-fourths of the broad U.S. stock market’s value.

As I mentioned, the health care and consumer discretionary sectors led performance for the most recent six months. Health care stocks, which were generally strong across the board, received a boost in late June from the Supreme Court’s decision to uphold a key provision of the Affordable Care Act. Stocks of managed care providers rose as speculation about consolidation within the industry intensified. Pharmaceutical companies and biotechnology firms also stood out amid a high level of merger and acquisition activity.

Results in the consumer discretionary sector were mixed. Strength among internet retailers, media companies, and restaurants offset disappointing results from automobile manufacturers and apparel and luxury goods companies. Stocks in the information technology, telecommunication services, and materials sectors also added modestly to returns.

The energy sector detracted the most from the index’s return. Oil and gas stocks, which pared their losses from earlier in the period as oil prices bounced back a bit, still declined more than 5%.

Stocks in the utilities and industrial sectors also hurt returns. After hitting a peak in late January, utilities declined sharply, dropping more than 10% through the end of June. Investors searching for yield had lifted the stocks, which are known for paying relatively high dividends. But with a potential Fed rate hike on the horizon, the sector sharply reversed course. To some investors, higher rates can make dividend-paying stocks less attractive than bonds.

Weakened demand and the strength of the U.S. dollar abroad weighed on the industrial sector. A long, cold winter in parts of the country took its toll on railroad stocks, which were among the hardest hit, and airline companies declined amid fears of increased capacity. Stocks in the consumer staples and financial sectors also lost ground.

As your investment costs go down, your chance for success can go up

Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for investing success.

4

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/ research.) Paying less in expenses has an intuitive, immediate appeal.

Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

Imagine two well-diversified portfolios, each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays 0.25% of assets in portfolio expenses every year; in the other, the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

After 30 years, the lower-cost portfolio has a balance of more than $530,000, while the higher-cost portfolio has a balance of almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference in the long term—in this example, nearly $100,000.

Increasingly, investors recognize the importance of minimizing costs. According to Morningstar, over the past ten years, 95% of cash flows have gone into funds ranked in the lowest 20% in terms of their expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns. In doing so, they’ve given themselves a better chance of reaching their financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 13, 2015

5

Institutional Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX		VIIIX
Expense Ratio[1]	0.04%		0.02%
30-Day SEC Yield	2.06%		2.08%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	506	501	3,854
Median Market Cap	$80.4B	$80.4B	$49.5B
Price/Earnings Ratio	20.1x	20.0x	21.6x
Price/Book Ratio	2.8x	2.8x	2.8x
Return on Equity	18.9%	18.7%	17.4%
Earnings Growth
Rate	11.3%	11.3%	11.6%
Dividend Yield	2.1%	2.1%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term
Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.98
Beta	1.00	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	4.0%
Microsoft Corp.	Systems Software	2.0
Exxon Mobil Corp.	Integrated Oil & Gas	1.9
Google Inc.	Internet Software &
	Services	1.7
Johnson & Johnson	Pharmaceuticals	1.5
General Electric Co.	Industrial
	Conglomerates	1.5
Wells Fargo & Co.	Diversified Banks	1.4
JPMorgan Chase & Co.	Diversified Banks	1.4
Berkshire Hathaway Inc. Multi-Sector Holdings		1.4
Procter & Gamble Co.	Household Products	1.2
Top Ten		18.0%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2015. For the six months ended June 30, 2015, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

6

Institutional Index Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Consumer Discretionary 12.8%		12.8%	13.5%
Consumer Staples	9.4	9.4	8.2
Energy	7.8	7.9	7.2
Financials	16.5	16.5	17.9
Health Care	15.4	15.4	15.1
Industrials	10.1	10.1	10.8
Information Technology	19.7	19.7	18.9
Materials	3.2	3.1	3.5
Telecommunication
Services	2.3	2.3	2.0
Utilities	2.8	2.8	2.9

7

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	7/31/1990	7.41%	17.31%	7.90%
Institutional Plus Shares	7/7/1997	7.43	17.34	7.92

8

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.7%)
	Walt Disney Co.	16,665,876	1,902,243
*	Amazon.com Inc.	4,076,820	1,769,707
	Comcast Corp. Class A	25,990,826	1,563,088
	Home Depot Inc.	13,868,258	1,541,180
	McDonald’s Corp.	10,233,518	972,901
	Starbucks Corp.	16,019,944	858,909
	NIKE Inc. Class B	7,435,080	803,137
	Time Warner Inc.	8,803,835	769,543
	Lowe’s Cos. Inc.	9,957,880	666,879
*	Priceline Group Inc.	553,442	637,217
	Ford Motor Co.	42,442,824	637,067
	Twenty-First Century
	Fox Inc. Class A	18,891,177	614,813
	Target Corp.	6,816,932	556,466
	Time Warner Cable Inc.	3,018,189	537,751
*	DIRECTV	5,368,249	498,120
	TJX Cos. Inc.	7,264,218	480,673
	General Motors Co.	14,414,048	480,420
*	Netflix Inc.	647,259	425,210
	Yum! Brands Inc.	4,616,649	415,868
	Johnson Controls Inc.	6,991,501	346,289
	CBS Corp. Class B	4,834,248	268,301
	Delphi Automotive plc	3,082,849	262,320
	VF Corp.	3,630,052	253,160
	Dollar General Corp.	3,172,309	246,615
	Viacom Inc. Class B	3,814,611	246,576
*	O’Reilly Automotive Inc.	1,078,274	243,668
	Macy’s Inc.	3,591,858	242,343
	Carnival Corp.	4,815,438	237,834
*	AutoZone Inc.	338,709	225,885
	L Brands Inc.	2,618,644	224,496
	Ross Stores Inc.	4,418,186	214,768
*	Chipotle Mexican Grill Inc.
	Class A	331,499	200,554
	Omnicom Group Inc.	2,608,630	181,274
*	Dollar Tree Inc.	2,201,594	173,904
	Marriott International Inc.
	Class A	2,201,869	163,797
*	Under Armour Inc. Class A	1,795,161	149,788

			Market
			Value•
		Shares	($000)
	Starwood Hotels &
	Resorts Worldwide Inc.	1,824,725	147,967
*	CarMax Inc.	2,234,106	147,920
	Genuine Parts Co.	1,625,201	145,504
	Whirlpool Corp.	839,820	145,331
	Hanesbrands Inc.	4,288,892	142,906
	Royal Caribbean
	Cruises Ltd.	1,761,109	138,582
	BorgWarner Inc.	2,416,036	137,327
	Kohl’s Corp.	2,112,871	132,287
	Tractor Supply Co.	1,456,752	131,020
*	Mohawk Industries Inc.	663,475	126,657
*	Bed Bath & Beyond Inc.	1,829,291	126,184
	Harley-Davidson Inc.	2,232,319	125,791
	Newell Rubbermaid Inc.	2,869,160	117,951
	Expedia Inc.	1,063,148	116,255
	Nordstrom Inc.	1,505,570	112,165
	Tiffany & Co.	1,199,912	110,152
	Gap Inc.	2,807,723	107,171
	Wyndham
	Worldwide Corp.	1,281,907	105,001
	Staples Inc.	6,841,009	104,736
*	TripAdvisor Inc.	1,195,298	104,158
	Coach Inc.	2,946,318	101,972
	Best Buy Co. Inc.	3,126,648	101,960
	PVH Corp.	883,035	101,726
	DR Horton Inc.	3,557,917	97,345
	Lennar Corp. Class A	1,906,459	97,306
	Darden Restaurants Inc.	1,343,340	95,485
	Mattel Inc.	3,607,947	92,688
	Harman International
	Industries Inc.	759,876	90,380
	Hasbro Inc.	1,196,353	89,475
*	Michael Kors Holdings Ltd.	2,118,952	89,187
	H&R Block Inc.	2,939,252	87,149
	Goodyear Tire &
	Rubber Co.	2,880,796	86,856
*	Discovery
	Communications Inc.	2,784,200	86,533
	Wynn Resorts Ltd.	870,752	85,917
	Ralph Lauren Corp. Class A	645,361	85,420

9

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Interpublic Group of
	Cos. Inc.	4,409,653	84,974
	Family Dollar Stores Inc.	1,024,507	80,741
*	News Corp. Class A	5,347,276	78,017
*	TEGNA Inc.	2,417,551	77,531
	Leggett & Platt Inc.	1,470,051	71,562
	PulteGroup Inc.	3,496,733	70,459
	Scripps Networks
	Interactive Inc. Class A	1,012,557	66,191
	Garmin Ltd.	1,285,170	56,458
	Cablevision Systems
	Corp. Class A	2,349,441	56,246
*	Discovery
	Communications Inc.
	Class A	1,589,474	52,866
	Comcast Corp. Special
	Class A	844,535	50,621
*	AutoNation Inc.	801,921	50,505
^	GameStop Corp. Class A	1,137,129	48,851
*	Urban Outfitters Inc.	1,037,641	36,317
*	Fossil Group Inc.	457,704	31,746
*	Gannett Co. Inc.	2,827	40
			24,840,353
Consumer Staples (9.4%)
	Procter & Gamble Co.	28,964,630	2,266,193
	Coca-Cola Co.	41,881,232	1,643,001
	PepsiCo Inc.	15,758,791	1,470,925
	Philip Morris
	International Inc.	16,539,148	1,325,943
	CVS Health Corp.	12,046,428	1,263,429
	Wal-Mart Stores Inc.	16,847,988	1,195,028
	Altria Group Inc.	20,995,766	1,026,903
	Walgreens Boots
	Alliance Inc.	9,316,323	786,670
	Mondelez International
	Inc. Class A	17,366,582	714,461
	Costco Wholesale Corp.	4,692,233	633,733
	Colgate-Palmolive Co.	9,078,255	593,809
	Kraft Foods Group Inc.	6,323,569	538,389
	Kimberly-Clark Corp.	3,887,426	411,950
	Kroger Co.	5,233,782	379,501
	General Mills Inc.	6,364,381	354,623
	Reynolds American Inc.	4,438,103	331,349
	Archer-Daniels-
	Midland Co.	6,623,657	319,393
	Sysco Corp.	6,339,635	228,861
*	Monster Beverage Corp.	1,569,791	210,383
	Constellation Brands Inc.
	Class A	1,809,000	209,880
	Estee Lauder Cos. Inc.
	Class A	2,383,737	206,575
	ConAgra Foods Inc.	4,559,720	199,351
	Mead Johnson
	Nutrition Co.	2,162,611	195,111
	Kellogg Co.	2,675,397	167,747

		Market
		Value•
	Shares	($000)
Brown-Forman Corp.
Class B	1,663,913	166,691
Whole Foods Market Inc.	3,825,589	150,881
Dr Pepper Snapple
Group Inc.	2,047,228	149,243
Clorox Co.	1,400,702	145,701
Hershey Co.	1,567,068	139,203
Tyson Foods Inc. Class A	3,115,056	132,795
Molson Coors Brewing
Co. Class B	1,704,812	119,013
JM Smucker Co.	1,034,925	112,196
McCormick & Co. Inc.	1,364,522	110,458
Coca-Cola
Enterprises Inc.	2,285,844	99,297
Keurig Green
Mountain Inc.	1,233,142	94,496
Campbell Soup Co.	1,897,788	90,430
Hormel Foods Corp.	1,439,343	81,136
		18,264,748
Energy (7.8%)
Exxon Mobil Corp.	44,638,452	3,713,919
Chevron Corp.	20,076,475	1,936,778
Schlumberger Ltd.	13,556,091	1,168,399
ConocoPhillips	13,163,470	808,369
Kinder Morgan Inc.	18,518,612	710,930
Occidental
Petroleum Corp.	8,200,858	637,781
EOG Resources Inc.	5,860,761	513,110
Phillips 66	5,790,311	466,467
Anadarko Petroleum Corp.	5,423,131	423,330
Williams Cos. Inc.	7,197,349	413,056
Halliburton Co.	9,084,518	391,270
Valero Energy Corp.	5,430,517	339,950
Marathon
Petroleum Corp.	5,800,516	303,425
Baker Hughes Inc.	4,641,081	286,355
Devon Energy Corp.	4,126,025	245,457
Spectra Energy Corp.	7,167,862	233,672
Apache Corp.	4,026,301	232,036
Pioneer Natural
Resources Co.	1,594,090	221,084
National Oilwell Varco Inc.	4,141,414	199,947
Marathon Oil Corp.	7,206,684	191,265
Noble Energy Inc.	4,132,260	176,365
Hess Corp.	2,608,208	174,437
Cabot Oil & Gas Corp.	4,416,316	139,291
EQT Corp.	1,626,800	132,324
Tesoro Corp.	1,344,759	113,511
Cimarex Energy Co.	998,856	110,184
* Cameron
International Corp.	2,043,869	107,037
* FMC Technologies Inc.	2,462,552	102,171
* Southwestern
Energy Co.	4,126,802	93,802
ONEOK Inc.	2,229,256	88,011
Range Resources Corp.	1,775,642	87,681

10

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Helmerich & Payne Inc.	1,149,612	80,956
	Murphy Oil Corp.	1,782,606	74,103
*	Newfield Exploration Co.	1,734,768	62,660
^	Chesapeake Energy Corp.	5,514,933	61,602
^	Transocean Ltd.	3,639,523	58,669
	Ensco plc Class A	2,497,158	55,612
	CONSOL Energy Inc.	2,438,394	53,011
	Noble Corp. plc	2,578,668	39,686
^	Diamond Offshore
	Drilling Inc.	717,260	18,512
			15,266,225
Financials (16.4%)
	Wells Fargo & Co.	50,026,493	2,813,490
	JPMorgan Chase & Co.	39,620,448	2,684,682
*	Berkshire Hathaway Inc.
	Class B	18,332,437	2,495,228
	Bank of America Corp.	112,123,239	1,908,338
	Citigroup Inc.	32,393,382	1,789,410
	Goldman Sachs
	Group Inc.	4,289,512	895,607
	American International
	Group Inc.	14,235,915	880,064
	US Bancorp	18,929,694	821,549
	American Express Co.	9,326,856	724,883
	MetLife Inc.	11,913,056	667,012
	Morgan Stanley	16,405,756	636,379
	Simon Property
	Group Inc.	3,323,359	575,008
	PNC Financial Services
	Group Inc.	5,529,663	528,912
	Capital One
	Financial Corp.	5,834,023	513,219
	Bank of New York
	Mellon Corp.	11,973,903	502,545
	BlackRock Inc.	1,355,776	469,071
	Prudential Financial Inc.	4,836,575	423,297
	American Tower
	Corporation	4,517,270	421,416
	Charles Schwab Corp.	12,341,138	402,938
	ACE Ltd.	3,487,036	354,562
	State Street Corp.	4,395,419	338,447
	Travelers Cos. Inc.	3,402,673	328,902
	Marsh & McLennan
	Cos. Inc.	5,748,492	325,939
	CME Group Inc.	3,387,844	315,273
	BB&T Corp.	7,804,277	314,590
	Aon plc	3,008,041	299,842
	McGraw Hill
	Financial Inc.	2,922,353	293,550
	Crown Castle
	International Corp.	3,603,297	289,345
	Aflac Inc.	4,632,626	288,149
	Public Storage	1,550,663	285,896
	Allstate Corp.	4,367,062	283,291
	Equity Residential	3,886,313	272,703

			Market
			Value•
		Shares	($000)
	Discover Financial
	Services	4,724,622	272,233
	Intercontinental
	Exchange Inc.	1,193,193	266,810
	Health Care REIT Inc.	3,747,987	245,980
	Ameriprise Financial Inc.	1,936,677	241,949
	SunTrust Banks Inc.	5,511,784	237,117
	Chubb Corp.	2,453,106	233,389
	AvalonBay
	Communities Inc.	1,411,449	225,648
	Ventas Inc.	3,532,950	219,361
	T. Rowe Price Group Inc.	2,805,397	218,064
	Prologis Inc.	5,595,341	207,587
	Moody’s Corp.	1,899,631	205,084
	Franklin Resources Inc.	4,164,528	204,187
	Boston Properties Inc.	1,638,055	198,270
	Hartford Financial
	Services Group Inc.	4,483,705	186,388
	Fifth Third Bancorp	8,647,928	180,050
	HCP Inc.	4,929,526	179,780
	Northern Trust Corp.	2,342,270	179,090
	Vornado Realty Trust	1,869,614	177,482
	M&T Bank Corp.	1,419,764	177,371
	Weyerhaeuser Co.	5,528,220	174,139
	Invesco Ltd.	4,598,869	172,412
	General Growth
	Properties Inc.	6,718,419	172,395
	Host Hotels & Resorts Inc.	8,090,097	160,427
	Lincoln National Corp.	2,701,668	159,993
	Progressive Corp.	5,700,686	158,650
*	Berkshire Hathaway Inc.
	Class A	759	155,481
	Principal Financial
	Group Inc.	2,926,312	150,091
	Essex Property Trust Inc.	697,804	148,283
	Regions Financial Corp.	14,311,746	148,270
	KeyCorp	9,057,968	136,051
*	Affiliated Managers
	Group Inc.	584,334	127,735
	Loews Corp.	3,172,514	122,174
	XL Group plc Class A	3,274,228	121,801
	SL Green Realty Corp.	1,063,430	116,860
	Macerich Co.	1,504,107	112,206
*	CBRE Group Inc. Class A	2,986,710	110,508
	Realty Income Corp.	2,483,117	110,226
	Kimco Realty Corp.	4,401,337	99,206
	Huntington
	Bancshares Inc.	8,622,042	97,515
	Comerica Inc.	1,897,918	97,401
	Unum Group	2,660,767	95,122
*	E*TRADE Financial Corp.	3,091,383	92,587
	Leucadia National Corp.	3,367,357	81,759
	Cincinnati Financial Corp.	1,578,693	79,219
	Torchmark Corp.	1,346,685	78,404
	Plum Creek
	Timber Co. Inc.	1,872,522	75,968

11

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Navient Corp.	4,154,388	75,651
	Zions Bancorporation	2,165,366	68,718
	Iron Mountain Inc.	1,996,814	61,901
	NASDAQ OMX Group Inc.	1,262,071	61,602
	Apartment Investment &
	Management Co.	1,665,424	61,504
	Legg Mason Inc.	1,039,269	53,554
	People’s United
	Financial Inc.	3,293,888	53,394
	Hudson City Bancorp Inc.	5,134,758	50,731
	Assurant Inc.	723,579	48,480
*	Genworth Financial Inc.
	Class A	5,300,612	40,126
			32,129,921
Health Care (15.4%)
	Johnson & Johnson	29,605,706	2,885,372
	Pfizer Inc.	65,740,837	2,204,290
	Gilead Sciences Inc.	15,689,955	1,836,980
	Merck & Co. Inc.	30,162,871	1,717,172
*	Allergan plc	4,189,874	1,271,459
	Amgen Inc.	8,117,497	1,246,198
	UnitedHealth Group Inc.	10,162,839	1,239,866
	AbbVie Inc.	18,358,637	1,233,517
	Bristol-Myers Squibb Co.	17,797,195	1,184,225
	Medtronic plc	15,214,545	1,127,398
*	Biogen Inc.	2,511,401	1,014,455
*	Celgene Corp.	8,467,958	980,039
	Eli Lilly & Co.	10,426,341	870,495
	Abbott Laboratories	15,894,639	780,109
*	Express Scripts
	Holding Co.	7,786,338	692,517
	McKesson Corp.	2,472,200	555,775
	Thermo Fisher
	Scientific Inc.	4,249,869	551,463
	Aetna Inc.	3,728,285	475,207
	Anthem Inc.	2,824,421	463,601
	Cigna Corp.	2,747,902	445,160
*	Alexion
	Pharmaceuticals Inc.	2,390,555	432,141
*	Regeneron
	Pharmaceuticals Inc.	804,938	410,623
	Baxter International Inc.	5,810,852	406,353
*	Vertex
	Pharmaceuticals Inc.	2,602,551	321,363
	Becton Dickinson and Co.	2,235,592	316,672
	Humana Inc.	1,599,230	305,901
	Stryker Corp.	3,191,856	305,046
*	Mylan NV	4,394,975	298,243
	Cardinal Health Inc.	3,532,352	295,481
	Perrigo Co. plc	1,561,687	288,647
*	HCA Holdings Inc.	3,096,661	280,929
	Zoetis Inc.	5,338,158	257,406
*	Boston Scientific Corp.	14,314,417	253,365
	AmerisourceBergen
	Corp. Class A	2,228,341	236,962
*	Cerner Corp.	3,269,664	225,803

			Market
			Value•
		Shares	($000)
	St. Jude Medical Inc.	2,990,904	218,545
	Zimmer Biomet
	Holdings Inc.	1,819,464	198,740
*	Intuitive Surgical Inc.	393,549	190,675
*	Endo International plc	2,165,080	172,449
*	Hospira Inc.	1,844,874	163,659
*	Edwards
	Lifesciences Corp.	1,148,451	163,574
*	Mallinckrodt plc	1,249,064	147,040
*	DaVita HealthCare
	Partners Inc.	1,836,071	145,913
	Universal Health
	Services Inc. Class B	973,347	138,313
	Agilent Technologies Inc.	3,557,799	137,260
	CR Bard Inc.	792,838	135,337
*	Laboratory Corp. of
	America Holdings	1,072,090	129,959
*	Henry Schein Inc.	892,903	126,899
*	Waters Corp.	883,013	113,361
	Quest Diagnostics Inc.	1,533,761	111,228
*	Varian Medical
	Systems Inc.	1,064,283	89,751
	DENTSPLY
	International Inc.	1,491,316	76,877
	PerkinElmer Inc.	1,206,255	63,497
*	Tenet Healthcare Corp.	1,057,294	61,196
	Patterson Cos. Inc.	913,087	44,422
*,2	Baxalta Inc.	8,600	275
			30,039,203
Industrials (10.1%)
	General Electric Co.	107,572,921	2,858,212
	3M Co.	6,772,505	1,044,997
	United Technologies
	Corp.	8,838,831	980,492
	Boeing Co.	6,866,137	952,471
	Union Pacific Corp.	9,348,218	891,540
	Honeywell
	International Inc.	8,345,875	851,029
	United Parcel Service Inc.
	Class B	7,409,043	718,010
	Danaher Corp.	6,574,758	562,734
	Caterpillar Inc.	6,444,917	546,658
	Lockheed Martin Corp.	2,856,535	531,030
	FedEx Corp.	2,814,507	479,592
	General Dynamics Corp.	3,334,304	472,438
	Emerson Electric Co.	7,135,349	395,512
	Delta Air Lines Inc.	8,769,019	360,231
	Deere & Co.	3,564,673	345,951
	CSX Corp.	10,548,446	344,407
	Eaton Corp. plc	4,987,202	336,586
	Illinois Tool Works Inc.	3,611,754	331,523
	Northrop Grumman Corp.	2,069,053	328,214
	Raytheon Co.	3,258,029	311,728
	American Airlines
	Group Inc.	7,396,982	295,398
	Precision Castparts Corp.	1,475,854	294,979

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Norfolk Southern Corp.	3,254,915	284,349
	PACCAR Inc.	3,788,197	241,725
	Southwest Airlines Co.	7,135,467	236,113
	Cummins Inc.	1,790,341	234,875
	Waste Management Inc.	4,546,077	210,711
	Ingersoll-Rand plc	2,826,555	190,566
	Roper Technologies Inc.	1,073,335	185,107
	Rockwell Automation Inc.	1,437,170	179,129
	Nielsen NV	3,941,124	176,444
	Tyco International plc	4,495,572	172,990
	Stanley Black &
	Decker Inc.	1,641,464	172,748
	Parker-Hannifin Corp.	1,480,745	172,255
	WW Grainger Inc.	635,957	150,499
	Pall Corp.	1,140,761	141,968
	AMETEK Inc.	2,578,955	141,275
	Textron Inc.	2,964,617	132,311
	Pentair plc	1,918,240	131,879
	Rockwell Collins Inc.	1,412,419	130,437
	Equifax Inc.	1,270,807	123,383
	Fastenal Co.	2,902,914	122,445
*	Stericycle Inc.	906,946	121,449
	Dover Corp.	1,712,576	120,189
	Kansas City Southern	1,180,463	107,658
	Republic Services Inc.
	Class A	2,660,056	104,194
	L-3 Communications
	Holdings Inc.	878,143	99,564
	Snap-on Inc.	622,863	99,191
	CH Robinson
	Worldwide Inc.	1,554,652	96,995
	Expeditors International
	of Washington Inc.	2,039,367	94,025
3	Masco Corp.	3,706,377	92,287
*	United Rentals Inc.	1,035,528	90,733
	Cintas Corp.	1,013,942	85,769
	Fluor Corp.	1,571,939	83,328
	JB Hunt Transport
	Services Inc.	983,320	80,721
	Robert Half
	International Inc.	1,442,478	80,058
	Flowserve Corp.	1,435,256	75,581
	Xylem Inc.	1,932,624	71,642
*	Quanta Services Inc.	2,257,241	65,054
	Allegion plc	1,020,476	61,371
	ADT Corp.	1,825,531	61,283
*	Jacobs Engineering
	Group Inc.	1,338,186	54,357
	Ryder System Inc.	568,087	49,634
	Dun & Bradstreet Corp.	384,042	46,853
	Pitney Bowes Inc.	2,149,225	44,725
	Joy Global Inc.	1,038,503	37,594
			19,689,196
Information Technology (19.6%)
	Apple Inc.	61,505,866	7,714,373
	Microsoft Corp.	86,365,968	3,813,057

			Market
			Value•
		Shares	($000)
*	Facebook Inc. Class A	22,486,174	1,928,527
*	Google Inc. Class A	3,055,575	1,650,133
*	Google Inc. Class C	3,064,317	1,595,008
	International Business
	Machines Corp.	9,777,400	1,590,392
	Intel Corp.	50,648,356	1,540,470
	Cisco Systems Inc.	54,298,488	1,491,036
	Visa Inc. Class A	20,637,907	1,385,835
	Oracle Corp.	34,035,667	1,371,637
	QUALCOMM Inc.	17,397,920	1,089,632
	MasterCard Inc. Class A	10,347,569	967,291
*	eBay Inc.	11,802,776	710,999
	Accenture plc Class A	6,686,285	647,099
	Hewlett-Packard Co.	19,286,246	578,780
	Texas Instruments Inc.	11,107,454	572,145
	EMC Corp.	20,734,529	547,184
*	Salesforce.com inc	6,509,226	453,237
*	Adobe Systems Inc.	5,074,188	411,060
	Automatic Data
	Processing Inc.	5,013,017	402,194
*	Cognizant Technology
	Solutions Corp. Class A	6,518,375	398,207
*	Yahoo! Inc.	9,318,204	366,112
	Avago Technologies Ltd.
	Class A	2,739,604	364,176
	Broadcom Corp. Class A	5,806,583	298,981
	Intuit Inc.	2,943,304	296,597
	TE Connectivity Ltd.	4,341,130	279,135
	Corning Inc.	13,437,523	265,122
	Applied Materials Inc.	13,149,771	252,739
*	Electronic Arts Inc.	3,319,925	220,775
*	Micron Technology Inc.	11,502,662	216,710
	Analog Devices Inc.	3,347,812	214,879
	Skyworks Solutions Inc.	2,040,420	212,408
*	Fiserv Inc.	2,528,298	209,419
*	Alliance Data
	Systems Corp.	662,514	193,414
	Amphenol Corp. Class A	3,298,495	191,214
	Fidelity National
	Information Services Inc.	3,026,712	187,051
	Western Digital Corp.	2,317,662	181,751
	Symantec Corp.	7,268,483	168,992
	Altera Corp.	3,214,860	164,601
	Paychex Inc.	3,490,595	163,639
	Seagate Technology plc	3,388,863	160,971
	Equinix Inc.	607,802	154,382
*	Red Hat Inc.	1,957,439	148,628
	Lam Research Corp.	1,690,552	137,526
*	Akamai Technologies Inc.	1,906,617	133,120
	SanDisk Corp.	2,220,196	129,260
*	Qorvo Inc.	1,595,675	128,085
	Xilinx Inc.	2,761,329	121,940
*	Autodesk Inc.	2,430,930	121,729
*	Citrix Systems Inc.	1,711,542	120,082
	Xerox Corp.	11,080,572	117,897
	Motorola Solutions Inc.	1,982,225	113,661

13

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Linear Technology Corp.	2,557,105	113,101
	Western Union Co.	5,513,231	112,084
	NVIDIA Corp.	5,457,558	109,751
	NetApp Inc.	3,329,383	105,075
	Microchip Technology Inc.	2,160,481	102,461
	Harris Corp.	1,315,983	101,212
	CA Inc.	3,375,965	98,882
	Juniper Networks Inc.	3,746,774	97,304
	Computer Sciences Corp.	1,468,201	96,373
	KLA-Tencor Corp.	1,705,411	95,861
*	F5 Networks Inc.	767,031	92,312
	Total System Services Inc.	1,748,447	73,033
*	VeriSign Inc.	1,117,787	68,990
*	Teradata Corp.	1,513,205	55,989
	FLIR Systems Inc.	1,493,214	46,021
*	First Solar Inc.	805,810	37,857
			38,299,598
Materials (3.1%)
	Dow Chemical Co.	11,570,219	592,048
4	EI du Pont de Nemours
	& Co.	9,664,805	587,189
	Monsanto Co.	5,083,179	541,816
	LyondellBasell Industries
	NV Class A	4,194,229	434,187
	Praxair Inc.	3,078,206	368,000
	PPG Industries Inc.	2,902,514	332,976
	Ecolab Inc.	2,861,268	323,524
	Air Products &
	Chemicals Inc.	2,063,820	282,393
	Sherwin-Williams Co.	845,713	232,588
	International Paper Co.	4,515,029	214,870
	Freeport-McMoRan Inc.	11,104,679	206,769
	Sigma-Aldrich Corp.	1,275,250	177,706
	CF Industries
	Holdings Inc.	2,512,931	161,531
	Mosaic Co.	3,313,874	155,255
	Nucor Corp.	3,407,637	150,175
	Alcoa Inc.	13,052,136	145,531
	Newmont Mining Corp.	5,646,935	131,912
	Eastman Chemical Co.	1,590,748	130,155
	Vulcan Materials Co.	1,416,596	118,895
	Sealed Air Corp.	2,244,144	115,304
	Ball Corp.	1,472,119	103,269
	International Flavors &
	Fragrances Inc.	863,778	94,402
	Martin Marietta
	Materials Inc.	662,976	93,818
	MeadWestvaco Corp.	1,788,284	84,389
	Rock-Tenn Co. Class A	1,382,400	83,221
	Airgas Inc.	724,249	76,611
	FMC Corp.	1,423,003	74,779
	Avery Dennison Corp.	969,985	59,111
*	Owens-Illinois Inc.	1,718,365	39,419
	Allegheny
	Technologies Inc.	1,163,887	35,149
			6,146,992

		Market
		Value•
	Shares	($000)
Telecommunication Services (2.3%)
Verizon
Communications Inc.	43,543,026	2,029,540
AT&T Inc.	55,441,822	1,969,294
CenturyLink Inc.	6,019,407	176,850
* Level 3
Communications Inc.	3,141,388	165,457
Frontier
Communications Corp.	12,290,383	60,837
		4,401,978
Utilities (2.8%)
Duke Energy Corp.	7,383,314	521,410
NextEra Energy Inc.	4,741,736	464,832
Dominion Resources Inc.	6,336,353	423,712
Southern Co.	9,697,251	406,315
Exelon Corp.	9,195,465	288,922
American Electric
Power Co. Inc.	5,231,070	277,090
PG&E Corp.	5,126,422	251,707
Sempra Energy	2,484,941	245,860
Public Service Enterprise
Group Inc.	5,401,256	212,161
PPL Corp.	7,133,495	210,224
Edison International	3,478,796	193,352
Consolidated Edison Inc.	3,127,144	180,999
Xcel Energy Inc.	5,412,538	174,176
NiSource Inc.	3,388,862	154,498
Eversource Energy	3,391,777	154,021
WEC Energy Group Inc.	3,365,783	151,359
FirstEnergy Corp.	4,506,233	146,678
DTE Energy Co.	1,914,867	142,926
Entergy Corp.	1,916,886	135,140
Ameren Corp.	2,587,402	97,493
AES Corp.	7,277,497	96,500
CMS Energy Corp.	2,943,058	93,707
CenterPoint Energy Inc.	4,594,017	87,424
NRG Energy Inc.	3,561,296	81,482
SCANA Corp.	1,526,278	77,306
Pepco Holdings Inc.	2,694,120	72,580
Pinnacle West
Capital Corp.	1,180,071	67,134
AGL Resources Inc.	1,278,184	59,512
TECO Energy Inc.	2,507,527	44,283
		5,512,803
Total Common Stocks
(Cost $123,587,841)		194,591,017
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[5,6] Vanguard Market
Liquidity Fund,
0.137%	671,354,199	671,354

14

	Institutional Index Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
7	Fannie Mae Discount
	Notes, 0.070%, 7/15/15	4,600	4,600
[8,9]	Federal Home Loan
	Bank Discount Notes,
	0.088%, 9/4/15	15,000	14,997
[7,9]	Freddie Mac Discount
	Notes, 0.066%, 7/20/15	10,000	10,000
[7,9]	Freddie Mac Discount
	Notes, 0.118%, 7/31/15	20,000	19,999
			49,596
Total Temporary Cash Investments
	(Cost $720,949)		720,950
	Total Investments (100.0%)
	(Cost $124,308,790)		195,311,967
Other Assets and Liabilities (0.0%)
	Other Assets		933,073
	Liabilities[6]		(955,590)
			(22,517)
	Net Assets (100%)		195,289,450

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	124,973,678
Undistributed Net Investment Income	120,554
Accumulated Net Realized Losses	(799,535)
Unrealized Appreciation (Depreciation)
Investment Securities	71,003,177
Futures Contracts	(8,424)
Net Assets	195,289,450

Institutional Shares—Net Assets
Applicable to 556,790,102 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	104,957,368
Net Asset Value Per Share—
Institutional Shares	$188.50

Institutional Plus Shares—Net Assets
Applicable to 479,177,195 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	90,332,082
Net Asset Value Per Share—
Institutional Plus Shares	$188.51

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,752,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Security will be issued after June 30, 2015, pursuant to a spin-off. Security was purchased by the fund on a when-issued basis because the issuer will be part of the benchmark index.
3 The market value of Masco Corp. is adjusted by $6,562,000 to account for the when-issued sale on June 30, 2015, of shares of TopBuild
Corp. to be received through a spin-off from Masco Corp. The TopBuild Corp. shares were sold because TopBuild Corp. is not part of the benchmark index, and the when-issued sale was settled on July 7, 2015, after receipt of the shares from Masco Corp.
4 The market value of EI du Pont de Nemours & Co. (“Dupont”) is adjusted by $30,875,000 to account for the when-issued sale on June 30,
2015, of shares of Chemours Co. to be received through a spin-off from Dupont. The Chemours Co. shares were sold because Chemours Co.
is not part of the benchmark index, and the when-issued sale was settled on July 7, 2015, after receipt of the shares from Dupont.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $68,285,000 of collateral received for securities on loan.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
9 Securities with a value of $34,297,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	2,664,396
Interest[1]	551
Securities Lending	3,668
Total Income	2,668,615
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	20,923
Management and Administrative—Institutional Plus Shares	8,832
Total Expenses	29,755
Net Investment Income	2,638,860
Realized Net Gain (Loss)
Investment Securities Sold	1,214,975
Futures Contracts	32,062
Realized Net Gain (Loss)	1,247,037
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,495,638)
Futures Contracts	(19,824)
Change in Unrealized Appreciation (Depreciation)	(1,515,462)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,370,435
1 Interest income from an affiliated company of the fund was $526,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,638,860	3,508,148
Realized Net Gain (Loss)	1,247,037	1,744,432
Change in Unrealized Appreciation (Depreciation)	(1,515,462)	17,298,626
Net Increase (Decrease) in Net Assets Resulting from Operations	2,370,435	22,551,206
Distributions
Net Investment Income
Institutional Shares	(1,374,063)	(1,893,337)
Institutional Plus Shares	(1,174,945)	(1,605,586)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(2,549,008)	(3,498,923)
Capital Share Transactions
Institutional Shares	2,907,970	3,944,794
Institutional Plus Shares	4,835,323	1,969,415
Net Increase (Decrease) from Capital Share Transactions	7,743,293	5,914,209
Total Increase (Decrease)	7,564,720	24,966,492
Net Assets
Beginning of Period	187,724,730	162,758,238
End of Period[1]	195,289,450	187,724,730

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $120,554,000 and $30,702,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$188.67	$169.28	$130.52	$115.04	$115.01	$101.98
Investment Operations
Net Investment Income	2.572[1]	3.561	3.128	2.835	2.361	2.118
Net Realized and Unrealized Gain (Loss)
on Investments	(. 256)	19.380	38.759	15.475	.029	13.032
Total from Investment Operations	2.316	22.941	41.887	18.310	2.390	15.150
Distributions
Dividends from Net Investment Income	(2.486)	(3.551)	(3.127)	(2.830)	(2.360)	(2.120)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(2.486)	(3.551)	(3.127)	(2.830)	(2.360)	(2.120)
Net Asset Value, End of Period	$188.50	$188.67	$169.28	$130.52	$115.04	$115.01

Total Return	1.22%	13.65%	32.35%	15.98%	2.09%	15.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $104,957		$102,114	$87,843	$68,055	$58,399	$54,686
Ratio of Total Expenses to
Average Net Assets	0.040%	0.040%	0.040%	0.040%	0.044%	0.050%
Ratio of Net Investment Income to
Average Net Assets	2.38%[1]	2.01%	2.08%	2.27%	2.05%	2.05%
Portfolio Turnover Rate[2]	6%	4%	5%	5%	5%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$188.68	$169.28	$130.53	$115.05	$115.01	$101.98
Investment Operations
Net Investment Income	2.590[1]	3.597	3.158	2.861	2.386	2.144
Net Realized and Unrealized Gain (Loss)
on Investments	(. 255)	19.388	38.750	15.474	.040	13.031
Total from Investment Operations	2.335	22.985	41.908	18.335	2.426	15.175
Distributions
Dividends from Net Investment Income	(2.505)	(3.585)	(3.158)	(2.855)	(2.386)	(2.145)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(2.505)	(3.585)	(3.158)	(2.855)	(2.386)	(2.145)
Net Asset Value, End of Period	$188.51	$188.68	$169.28	$130.53	$115.05	$115.01

Total Return	1.23%	13.68%	32.37%	16.00%	2.12%	15.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,332	$85,611	$74,915	$49,286	$35,141	$33,643
Ratio of Total Expenses to
Average Net Assets	0.020%	0.020%	0.020%	0.020%	0.022%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.40%[1]	2.03%	2.10%	2.29%	2.07%	2.08%
Portfolio Turnover Rate[2]	6%	4%	5%	5%	5%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

20

Institutional Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

21

Institutional Index Fund

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	194,591,017	—	—
Temporary Cash Investments	671,354	49,596	—
Futures Contracts—Assets[1]	1,560	—	—
Futures Contracts—Liabilities[1]	(166)	—	—
Total	195,263,765	49,596	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2015	1,276	655,354	(8,529)
E-mini S&P 500 Index	September 2015	540	55,469	105
				(8,424)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss

22

Institutional Index Fund

are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $1,616,579,000 to offset future net capital gains. Of this amount, $711,014,000 is subject to expiration dates; $54,429,000 may be used to offset future net capital gains through December 31, 2015, and $656,585,000 through December 31, 2016. Capital losses of $905,565,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $124,308,790,000. Net unrealized appreciation of investment securities for tax purposes was $71,003,177,000, consisting of unrealized gains of $74,597,573,000 on securities that had risen in value since their purchase and $3,594,396,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $12,958,693,000 of investment securities and sold $5,323,411,000 of investment securities, other than temporary cash investments. Purchases and sales include $958,448,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	11,061,125	58,141	19,957,320	112,327
Issued in Lieu of Cash Distributions	1,258,247	6,642	1,745,420	9,621
Redeemed	(9,411,402)	(49,218)	(17,757,946)	(99,657)
Net Increase (Decrease)—Institutional Shares	2,907,970	15,565	3,944,794	22,291
Institutional Plus Shares
Issued	8,713,326	45,735	13,403,357	75,177
Issued in Lieu of Cash Distributions	1,143,949	6,038	1,550,709	8,549
Redeemed	(5,021,952)	(26,327)	(12,984,651)	(72,538)
Net Increase (Decrease)—Institutional Plus Shares	4,835,323	25,446	1,969,415	11,188

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,012.25	$0.20
Institutional Plus Shares	1,000.00	1,012.35	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.60	$0.20
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

27

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante Chris D. McIsaac	Michael S. Miller James M. Norris Thomas M. Rampulla Glenn W. Reed Karin A. Risi

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082015

Semiannual Report | June 30, 2015

Vanguard Institutional Total Stock Market Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	57
Trustees Approve Advisory Arrangement.	59
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	1.89%
Institutional Plus Shares	1.90
CRSP US Total Market Index	1.89
Multi-Cap Core Funds Average	1.77
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	$46.78	$47.12	$0.545	$0.000
Institutional Plus Shares	46.79	47.13	0.552	0.000

Chairman’s Letter

Dear Shareholder,

After touching all-time highs earlier in June, U.S. stocks skidded over the final days of the half year and finished with muted gains. Vanguard Institutional Total Stock Market Index Fund returned about 2% for the six months ended June 30, 2015, tightly tracking the performance of its target benchmark, the CRSP US Total Market Index. The fund’s result slightly exceeded the average return of its multi-capitalization core fund peers.

Growth stocks outperformed their value counterparts, and small- and mid-cap stocks surpassed large-caps. Results spanned a wide spectrum among the ten industry sectors, with health care far out front and utilities way in the rear.

U.S. stocks held onto gains despite fading at the finish

U.S. stocks traveled a choppy course en route to a return of about 2% for the half year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by some investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets. On the other side of the ledger, investors seemed reassured by the Federal Reserve’s careful approach to a potential rise in short-term interest rates, by other nations’ monetary stimulus programs, and by corporate earnings that generally surpassed forecasts.

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

After bursting from the gate, bond prices lost momentum

Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four of the six months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Diversification may smooth the ride when market sectors diverge

During the broad stock market’s rebound from the financial crisis, stocks of all sectors, sizes, and styles have contributed to the positive returns, albeit at different levels and at different times. As the

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

market’s recovery stretched into its seventh year, gains were not as widespread or as robust.

Whether market returns are broad-based or thinly sliced, they’ll be reflected in Vanguard Institutional Total Stock Market Index Fund’s performance. The fund, which represents the entire U.S. equity market, provides exposure to growth and value stocks; large-, mid-, and small-caps; and all ten industry sectors. It’s impossible to know for certain which market segments will lead and which will lag, but the fund’s

Growth stocks versus value stocks: A case for both

Growth and value stocks typically take turns outperforming each other. The chart here shows how they have switched off during the past 20 years in leading or lagging a broad market average.

These two styles of investing are typically considered complementary—when growth is performing well, value typically isn’t, and vice versa. Very generally speaking, growth stocks represent companies that are expected to expand their businesses at a rapid pace, while value stocks typically represent more established, slower-growing companies.

Which does better in the long run? Neither. Vanguard research has shown that there is no significant long-term difference in the risk/reward characteristics of growth and value stocks. But, because their performance can vary considerably over shorter time periods, a truly diversified portfolio should have exposure to both.

Rolling 12-month return differences, 1994–2014

Russell 3000 Growth Index
Russell 3000 Value Index

Note:“Rolling” means here that 12-month returns were calculated from the start of each month in the 20-year period ended December 31, 2014. The Russell 3000 Index represents the broad U.S. stock market. The Russell indexes use a different index construction methodology than the CRSP indexes used in your fund.

Source: Vanguard.

broad diversification ensures exposure to every segment and may offer a smoother market ride compared with more narrowly focused investments.

Health care stocks returned nearly 12% for the period, more than double any other sector, and made the biggest contribution to the fund’s performance. Health care providers and biotechnology and pharmaceutical companies accounted for most of the strength, but medical equipment and medical supply companies also helped.

The sector may have benefited from several trends, as a growing aging population requires more health care services, more Americans seek care they may have postponed during the recession, and more people are likely to have insurance as a result of the Affordable Care Act. Pharmaceutical and biotechnology companies have benefited as new and innovative drugs have come to market and strong research has contributed to their pipelines. Finally, industry mergers and acquisitions have boosted stocks.

With returns of about 5%, consumer services stocks also bolstered the fund. Impressive results from certain internet, drug, home improvement, and specialty retailers lifted the category. The economy and labor markets have improved, and lower gasoline prices have made funds available for other purchases. Still, consumers have been discriminating, and the firms at the head of the pack tended to be those that were helped by economies of scale or offered unique services, goods, or shopping experiences.

The financial sector, the fund’s largest, returned less than 1% and barely made a contribution to the outcome. Modest gains by banks and several investment firms were offset by some declines among REITs (real estate investment trusts) and property and casualty insurance companies. The technology, consumer goods, basic materials, and industrial sectors all finished with returns between –1% and 1%.

Oil and gas stocks, which pared their losses from earlier periods as oil prices bounced back a bit, returned nearly –4%. The utilities sector was the worst performer, with a return of about –11%; investors who last year had favored high-yielding utilities stocks focused on other opportunities because of a possible interest rate increase later this year.

As your investment costs go down, your chance for success can go up

Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for investing success.

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/research.)

Paying less in expenses has an intuitive, immediate appeal. Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

Imagine two well-diversified portfolios, each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays 0.25% of assets in portfolio expenses every year, while in the other the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

After 30 years, the lower-cost portfolio would have a balance of more than $530,000, while the higher-cost portfolio’s balance would be almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference over the long term—in this example, nearly $100,000.

Increasingly, investors recognize the importance of minimizing costs. According to Morningstar, over the past ten years, 95% of mutual fund cash flows have gone into funds ranked in the lowest 20% in terms of their expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns, and by doing so, they’ve given themselves a better chance of reaching their financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 16, 2015

Institutional Total Stock Market Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio1	0.04%	0.02%
30-Day SEC Yield	1.91%	1.93%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,335	3,803
Median Market Cap	$49.5B	$48.4B
Price/Earnings Ratio	21.6x	21.7x
Price/Book Ratio	2.8x	2.8x
Return on Equity	17.7%	17.5%
Earnings Growth
Rate	11.6%	11.5%
Dividend Yield	1.9%	1.9%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—
Short-Term
Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.7%	2.7%
Consumer Goods	9.8	9.8
Consumer Services	14.0	14.0
Financials	19.0	19.1
Health Care	14.3	14.3
Industrials	12.4	12.3
Oil & Gas	7.2	7.2
Technology	15.7	15.7
Telecommunications	2.0	2.0
Utilities	2.9	2.9

Volatility Measures
	Spliced Inst.
	Total Stock
	Mkt. Idx
R-Squared		1.00
Beta		1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.2%
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
Microsoft Corp.	Software	1.4
Google Inc.	Internet	1.4
Johnson & Johnson	Pharmaceuticals	1.2
General Electric Co.	Diversified Industrials	1.2
Wells Fargo & Co.	Banks	1.2
JPMorgan Chase & Co.	Banks	1.1
Berkshire Hathaway Inc. Reinsurance		1.1
Procter & Gamble Co.	Nondurable
	Household Products	0.9
Top Ten		14.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2015. For the six months ended June 30, 2015, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Institutional Total Stock Market Index Fund Institutional Shares Spliced Institutional Total Stock Market Index

For a benchmark description, see the Glossary.

Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	8/31/2001	7.23%	17.61%	8.38%
Institutional Plus Shares	5/31/2001	7.25	17.63	8.41

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (2.7%)
Dow Chemical Co.	2,176,098	111,351
EI du Pont de Nemours
& Co.	1,701,860	108,834
LyondellBasell Industries
NV Class A	717,549	74,281
Praxair Inc.	542,861	64,899
PPG Industries Inc.	511,456	58,674
Ecolab Inc.	507,717	57,408
Air Products & Chemicals
Inc.	362,490	49,599
International Paper Co.	794,795	37,824
Freeport-McMoRan Inc.	1,952,980	36,364
Sigma-Aldrich Corp.	224,486	31,282
Mosaic Co.	622,713	29,174
CF Industries Holdings
Inc.	450,280	28,944
Nucor Corp.	599,651	26,427
Alcoa Inc.	2,297,612	25,618
Newmont Mining Corp.	994,122	23,223
Celanese Corp. Class A	287,877	20,693
Eastman Chemical Co.	251,698	20,594
International Flavors
& Fragrances Inc.	152,221	16,636
Ashland Inc.	130,442	15,901
* WR Grace & Co.	136,926	13,734
Airgas Inc.	127,325	13,468
FMC Corp.	250,642	13,171
RPM International Inc.	251,907	12,336
Albemarle Corp.	211,827	11,708
Avery Dennison Corp.	170,499	10,390
CONSOL Energy Inc.	433,666	9,428
Steel Dynamics Inc.	429,474	8,897
NewMarket Corp.	19,912	8,839
Huntsman Corp.	392,111	8,654
Reliance Steel
& Aluminum Co.	139,862	8,459
Cytec Industries Inc.	134,220	8,124

			Market
			Value
		Shares	($000)
*	Axalta Coating Systems
	Ltd.	238,480	7,889
	Royal Gold Inc.	116,048	7,147
*	Platform Specialty
	Products Corp.	274,467	7,021
	PolyOne Corp.	167,963	6,579
	Allegheny Technologies
	Inc.	204,741	6,183
	Sensient Technologies
	Corp.	89,783	6,136
	United States Steel Corp.	275,425	5,679
	Compass Minerals
	International Inc.	63,441	5,211
	Westlake Chemical Corp.	74,944	5,140
*	Polypore International Inc.	84,548	5,063
	Domtar Corp.	121,437	5,027
	Axiall Corp.	132,511	4,777
	Minerals Technologies Inc.	65,506	4,463
	Cabot Corp.	108,240	4,036
	Olin Corp.	146,060	3,936
	HB Fuller Co.	95,970	3,898
	KapStone Paper and
	Packaging Corp.	162,443	3,756
*	Chemtura Corp.	130,792	3,703
	Carpenter Technology Corp.	94,302	3,648
*	Ferro Corp.	217,049	3,642
	Commercial Metals Co.	220,798	3,550
*	Cambrex Corp.	78,081	3,431
	Balchem Corp.	58,154	3,240
	US Silica Holdings Inc.	101,722	2,987
	Worthington Industries Inc.	94,874	2,852
*	Stillwater Mining Co.	228,313	2,646
	Kaiser Aluminum Corp.	31,794	2,641
*	Clearwater Paper Corp.	44,479	2,549
	Innophos Holdings Inc.	48,084	2,531
	Calgon Carbon Corp.	119,732	2,320
	Neenah Paper Inc.	38,656	2,279
	Quaker Chemical Corp.	22,536	2,002
	Aceto Corp.	80,245	1,976

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Innospec Inc.	42,264	1,904
	Globe Specialty Metals
	Inc.	105,075	1,860
	OM Group Inc.	52,945	1,779
	PH Glatfelter Co.	79,381	1,746
*	Resolute Forest Products
	Inc.	152,734	1,718
*	Kraton Performance
	Polymers Inc.	71,428	1,706
*	Intrepid Potash Inc.	137,494	1,642
*	RTI International Metals
	Inc.	51,706	1,630
	Tronox Ltd. Class A	110,168	1,612
	SunCoke Energy Inc.	115,658	1,504
	A Schulman Inc.	34,356	1,502
*	Coeur Mining Inc.	255,262	1,457
*	AK Steel Holding Corp.	375,653	1,454
	Hecla Mining Co.	526,981	1,386
	Stepan Co.	23,867	1,291
	Rayonier Advanced
	Materials Inc.	76,940	1,251
*	Century Aluminum Co.	117,477	1,225
^	Cliffs Natural Resources
	Inc.	279,934	1,212
	Haynes International Inc.	24,329	1,200
	Deltic Timber Corp.	17,319	1,171
^	Peabody Energy Corp.	523,267	1,146
	American Vanguard Corp.	72,848	1,005
*	LSB Industries Inc.	22,453	917
	Koppers Holdings Inc.	34,530	854
	Tredegar Corp.	38,585	853
	Hawkins Inc.	19,723	797
	Ampco-Pittsburgh Corp.	49,240	744
*	Horsehead Holding Corp.	58,000	680
*	Cloud Peak Energy Inc.	145,857	680
*	Veritiv Corp.	18,012	657
	Chase Corp.	16,107	640
	Kronos Worldwide Inc.	56,434	618
*	OMNOVA Solutions Inc.	78,397	587
	KMG Chemicals Inc.	18,032	459
*,^	Arch Coal Inc.	1,205,575	410
	Wausau Paper Corp.	42,028	386
*	Rentech Inc.	344,489	369
*	Senomyx Inc.	66,934	359
	Olympic Steel Inc.	19,107	333
	FutureFuel Corp.	22,544	290
*,^	Alpha Natural Resources
	Inc.	817,188	247
*	General Moly Inc.	341,714	242
	Gold Resource Corp.	87,301	241
*	Codexis Inc.	54,399	212
*	Westmoreland Coal Co.	10,000	208
	Friedman Industries Inc.	29,963	187
*	Universal Stainless & Alloy
	Products Inc.	8,233	162

			Market
			Value
		Shares	($000)
*	Univar Inc.	3,790	99
*	Handy & Harman Ltd.	2,697	93
*,^	Golden Minerals Co.	243,316	86
	Noranda Aluminum Holding
	Corp.	83,660	71
*	Ikonics Corp.	2,424	37
*	Solitario Exploration
	& Royalty Corp.	56,237	35
*	Verso Corp.	52,139	34
*	NL Industries Inc.	4,487	33
^	Walter Energy Inc.	149,510	33
*	Mines Management Inc.	48,299	24
	United-Guardian Inc.	950	18
*,^	Paramount Gold Nevada
	Corp.	9,720	15
*	Northern Technologies
	International Corp.	800	13
*	Metabolix Inc.	2,389	9
*	Uranium Resources Inc.	8,371	8
*,^	Uni-Pixel Inc.	2,531	6
*	Comstock Mining Inc.	9,200	5
*	Energy Fuels Inc.	1,111	5
*	TOR Minerals International
	Inc.	682	4
	Centrus Energy Corp.
	Class A	137	1
			1,148,034
Consumer Goods (9.8%)
	Procter & Gamble Co.	5,117,755	400,413
	Coca-Cola Co.	7,386,254	289,763
	PepsiCo Inc.	2,786,337	260,077
	Philip Morris International
	Inc.	2,922,242	234,276
	Altria Group Inc.	3,701,581	181,044
	NIKE Inc. Class B	1,290,178	139,365
	Mondelez International
	Inc. Class A	2,914,974	119,922
	Colgate-Palmolive Co.	1,704,993	111,524
	Ford Motor Co.	7,365,345	110,554
	Monsanto Co.	898,059	95,724
	Kraft Foods Group Inc.	1,116,623	95,069
	General Motors Co.	2,728,571	90,943
	Kimberly-Clark Corp.	686,952	72,796
	General Mills Inc.	1,134,906	63,237
	Johnson Controls Inc.	1,235,483	61,193
	Reynolds American Inc.	778,085	58,092
	Archer-Daniels-Midland
	Co.	1,170,262	56,430
*,^	Tesla Motors Inc.	178,878	47,986
	Delphi Automotive plc	545,642	46,429
	VF Corp.	649,416	45,290
*	Monster Beverage Corp.	288,167	38,620
	Estee Lauder Cos. Inc.
	Class A	432,601	37,489
*	Electronic Arts Inc.	553,649	36,818

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Constellation Brands Inc.
	Class A	303,727	35,238
	ConAgra Foods Inc.	800,616	35,003
	Mead Johnson Nutrition
	Co.	379,768	34,263
	Stanley Black & Decker
	Inc.	295,871	31,137
	Kellogg Co.	469,241	29,421
*	Under Armour Inc.
	Class A	333,330	27,813
	Dr Pepper Snapple Group
	Inc.	362,777	26,446
	Clorox Co.	246,607	25,652
	Whirlpool Corp.	146,845	25,412
	Hanesbrands Inc.	754,452	25,138
	Tyson Foods Inc. Class A	573,370	24,443
	Genuine Parts Co.	272,724	24,417
	BorgWarner Inc.	425,669	24,195
	Hershey Co.	271,441	24,112
	JM Smucker Co.	214,464	23,250
	Activision Blizzard Inc.	947,398	22,937
	Bunge Ltd.	259,708	22,802
	Harley-Davidson Inc.	398,164	22,437
*	Mohawk Industries Inc.	116,495	22,239
	Newell Rubbermaid Inc.	509,736	20,955
	Brown-Forman Corp.
	Class B	202,151	20,251
	Church & Dwight Co. Inc.	245,779	19,940
	Molson Coors Brewing Co.
	Class B	275,984	19,266
	Campbell Soup Co.	383,477	18,273
	Coach Inc.	519,280	17,972
	PVH Corp.	155,173	17,876
*	Jarden Corp.	344,038	17,804
	Polaris Industries Inc.	119,059	17,634
	Snap-on Inc.	109,505	17,439
	Coca-Cola Enterprises Inc.	399,582	17,358
	DR Horton Inc.	619,839	16,959
	McCormick & Co. Inc.	208,264	16,859
	Lear Corp.	146,723	16,471
	Mattel Inc.	637,531	16,378
	Keurig Green Mountain
	Inc.	213,100	16,330
*	WhiteWave Foods Co.
	Class A	328,621	16,063
	Hasbro Inc.	210,882	15,772
*	LKQ Corp.	514,027	15,547
	Lennar Corp. Class A	304,444	15,539
	Harman International
	Industries Inc.	130,221	15,488
	Edgewell Personal Care Co.	116,846	15,371
	Goodyear Tire & Rubber
	Co.	508,093	15,319
	Ralph Lauren Corp.
	Class A	115,682	15,312

			Market
			Value
		Shares	($000)
*	Michael Kors Holdings Ltd.	358,619	15,094
	Leucadia National Corp.	590,320	14,333
	Hormel Foods Corp.	247,990	13,979
*	WABCO Holdings Inc.	110,194	13,633
*	Hain Celestial Group Inc.	193,025	12,713
	PulteGroup Inc.	624,183	12,577
*	lululemon athletica Inc.	186,698	12,191
*	Middleby Corp.	107,867	12,106
	Leggett & Platt Inc.	247,586	12,052
*	Toll Brothers Inc.	297,472	11,360
	Ingredion Inc.	134,700	10,750
	Carter’s Inc.	94,470	10,042
*	NVR Inc.	7,249	9,714
	Pinnacle Foods Inc.	208,032	9,474
	Brunswick Corp.	174,714	8,886
*	Visteon Corp.	83,611	8,777
	Gentex Corp.	528,123	8,672
*	Skechers U.S.A. Inc.
	Class A	78,100	8,575
*	Tempur Sealy International
	Inc.	114,794	7,565
	Flowers Foods Inc.	336,638	7,120
*,^	Herbalife Ltd.	121,528	6,695
*	GoPro Inc. Class A	126,477	6,668
	Dana Holding Corp.	310,480	6,390
*	Tenneco Inc.	109,832	6,309
*	TreeHouse Foods Inc.	76,596	6,207
*	Fossil Group Inc.	80,690	5,597
	Pool Corp.	78,167	5,486
*	Vista Outdoor Inc.	120,520	5,411
*	Post Holdings Inc.	98,836	5,330
	Tupperware Brands Corp.	80,055	5,167
	Wolverine World Wide Inc.	181,375	5,166
*	Kate Spade & Co.	239,574	5,160
	Avon Products Inc.	819,491	5,130
	Thor Industries Inc.	90,675	5,103
	Scotts Miracle-Gro Co.
	Class A	85,799	5,080
*	G-III Apparel Group Ltd.	72,060	5,069
*	Helen of Troy Ltd.	51,037	4,976
	Nu Skin Enterprises Inc.
	Class A	100,642	4,743
*	Steven Madden Ltd.	108,185	4,628
*	Darling Ingredients Inc.	309,648	4,539
	Spectrum Brands
	Holdings Inc.	44,421	4,531
*	Deckers Outdoor Corp.	61,753	4,444
	Coty Inc. Class A	138,936	4,442
	HNI Corp.	83,449	4,268
*	TRI Pointe Homes Inc.	273,025	4,177
*	Take-Two Interactive
	Software Inc.	150,656	4,154
	Ryland Group Inc.	88,200	4,090
*	Boston Beer Co. Inc.
	Class A	17,403	4,037

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Zynga Inc. Class A	1,392,470	3,982
*	Gentherm Inc.	68,115	3,740
	Cal-Maine Foods Inc.	69,080	3,606
	Vector Group Ltd.	152,686	3,582
	Interface Inc. Class A	139,611	3,497
	Snyder’s-Lance Inc.	107,351	3,464
*	Meritage Homes Corp.	72,111	3,396
	Cooper Tire & Rubber Co.	97,791	3,308
	Lancaster Colony Corp.	36,229	3,291
	Columbia Sportswear Co.	53,304	3,223
	KB Home	188,778	3,134
	B&G Foods Inc.	109,601	3,127
	Herman Miller Inc.	106,841	3,091
	Drew Industries Inc.	51,923	3,013
^	Sanderson Farms Inc.	39,898	2,999
*	Select Comfort Corp.	96,168	2,892
	J&J Snack Foods Corp.	25,233	2,793
*	Dorman Products Inc.	58,467	2,787
	La-Z-Boy Inc.	105,375	2,776
*	American Axle
	& Manufacturing
	Holdings Inc.	130,376	2,726
	Dean Foods Co.	167,854	2,714
	Fresh Del Monte Produce
	Inc.	68,579	2,651
	Universal Corp.	46,233	2,650
	Steelcase Inc. Class A	139,242	2,633
*	Standard Pacific Corp.	281,811	2,511
*	Crocs Inc.	166,746	2,453
	Knoll Inc.	94,062	2,354
	Andersons Inc.	60,241	2,349
*	ACCO Brands Corp.	302,111	2,347
	MDC Holdings Inc.	78,031	2,339
*	iRobot Corp.	72,652	2,316
	Schweitzer-Mauduit
	International Inc.	57,066	2,276
^	Pilgrim’s Pride Corp.	97,646	2,243
*	TiVo Inc.	221,151	2,242
*	Iconix Brand Group Inc.	88,007	2,198
	Nutrisystem Inc.	85,097	2,117
	Coca-Cola Bottling Co.
	Consolidated	13,723	2,073
	Oxford Industries Inc.	23,351	2,042
	Briggs & Stratton Corp.	103,543	1,994
	WD-40 Co.	22,728	1,981
	Ethan Allen Interiors Inc.	73,366	1,932
*	Beazer Homes USA Inc.	95,639	1,908
*	Nautilus Inc.	87,152	1,875
*	Unifi Inc.	55,511	1,860
*	USANA Health Sciences
	Inc.	12,767	1,745
*	Cavco Industries Inc.	22,901	1,728
	Inter Parfums Inc.	50,740	1,722
	Movado Group Inc.	60,645	1,647

			Market
			Value
		Shares	($000)
	Standard Motor Products
	Inc.	45,859	1,611
	John B Sanfilippo
	& Son Inc.	29,175	1,514
*	Motorcar Parts of
	America Inc.	49,446	1,488
*	Seaboard Corp.	407	1,465
*	Fitbit Inc.	38,159	1,459
*	Tumi Holdings Inc.	69,218	1,420
	Bassett Furniture
	Industries Inc.	49,736	1,413
*	Diamond Foods Inc.	44,706	1,403
*	Medifast Inc.	42,923	1,387
	Callaway Golf Co.	150,875	1,349
*	Glu Mobile Inc.	213,571	1,326
*	DTS Inc.	41,827	1,275
*	Jamba Inc.	81,390	1,261
	Calavo Growers Inc.	24,089	1,251
	Arctic Cat Inc.	37,179	1,235

*	Central Garden & Pet Co.

	Class A	107,054	1,221
	Winnebago Industries Inc.	49,897	1,177
*	Blount International Inc.	100,139	1,094
	Tootsie Roll Industries Inc.	33,802	1,092
*	Cooper-Standard Holding
	Inc.	17,393	1,069
	Lennar Corp. Class B	24,672	1,064
*	Modine Manufacturing Co.	98,407	1,056
	Cherokee Inc.	37,406	1,054

*	Federal-Mogul Holdings

	Corp.	85,433	970
*	Perry Ellis International Inc.	38,625	918
	Flexsteel Industries Inc.	20,912	901
*	Universal Electronics Inc.	17,849	890
*	M/I Homes Inc.	35,860	885
*	Farmer Bros Co.	36,337	854
*	Taylor Morrison Home
	Corp. Class A	41,870	852
	Libbey Inc.	20,212	835
	Alico Inc.	18,161	824
*	Revlon Inc. Class A	21,204	778
*	RealD Inc.	60,308	744
*	Eastman Kodak Co.	43,352	728
	Superior Industries
	International Inc.	39,758	728
*,^	Elizabeth Arden Inc.	47,307	675
	Culp Inc.	21,718	673
	Remy International Inc.	29,659	656
	Titan International Inc.	61,015	655
	Kimball International Inc.
	Class B	53,064	645
*	Boulder Brands Inc.	92,342	641
*	Central Garden & Pet Co.	58,888	622
	Alliance One International
	Inc.	24,257	580

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*,^	JAKKS Pacific Inc.	57,538	569
	Phibro Animal Health Corp.
	Class A	14,600	569
*	Wayfair Inc.	14,031	528
*	Dixie Group Inc.	49,812	523
*	Core Molding Technologies
	Inc.	21,460	490
*	Omega Protein Corp.	35,618	490
	Hooker Furniture Corp.	19,289	484
*	Hovnanian Enterprises Inc.
	Class A	173,128	461
*	Fuel Systems Solutions Inc.	60,361	452
*	Stoneridge Inc.	37,471	439
*	Tower International Inc.	16,150	421
*	Lifeway Foods Inc.	20,817	399
	Strattec Security Corp.	5,741	394
	National Presto Industries
	Inc.	4,899	393
*	Blyth Inc.	61,814	393
*	National Beverage Corp.	16,899	380
	Weyco Group Inc.	12,387	369
*	Shiloh Industries Inc.	28,486	369
*	Vera Bradley Inc.	31,993	361
	Marine Products Corp.	43,390	271
*	ZAGG Inc.	33,148	263
	Escalade Inc.	13,847	255
*	Black Diamond Inc.	27,241	252
*,^	American Apparel Inc.	495,533	243
*	Primo Water Corp.	40,617	232
	Limoneira Co.	9,066	202
*	Inventure Foods Inc.	18,959	192
	Griffin Industrial Realty Inc.	5,467	175
	MGP Ingredients Inc.	10,002	168
	LS Starrett Co. Class A	11,175	168
*	Nutraceutical International
	Corp.	6,763	167
	Oil-Dri Corp. of America	5,275	160
*,^	Quantum Fuel Systems
	Technologies Worldwide
	Inc.	72,360	160
	Lifetime Brands Inc.	9,635	142
*	Coffee Holding Co. Inc.	27,694	138
*	S&W Seed Co.	27,184	133
*	Vince Holding Corp.	10,841	130
*	Quiksilver Inc.	192,550	128
*	Mannatech Inc.	6,899	124
	Johnson Outdoors Inc.
	Class A	5,006	118
*	LeapFrog Enterprises Inc.	82,851	116
*	Craft Brew Alliance Inc.	10,411	115
	Orchids Paper Products Co.	4,683	113
*	LoJack Corp.	32,222	111
*	William Lyon Homes
	Class A	3,940	101
*	Skullcandy Inc.	12,513	96

			Market
			Value
		Shares	($000)
*	Female Health Co.	52,315	94
	Rocky Brands Inc.	3,999	75
*	Delta Apparel Inc.	5,153	74
*,^	Clean Diesel Technologies
	Inc.	39,010	72
*	Natural Alternatives
	International Inc.	12,166	69
*	Malibu Boats Inc. Class A	3,100	62
*	Freshpet Inc.	3,032	56
*	Seneca Foods Corp.
	Class A	1,806	50
*,^	Ceres Inc.	24,091	47
*	Summer Infant Inc.	22,600	46
*	Stanley Furniture Co. Inc.	15,291	45
	Emerson Radio Corp.	37,808	44
*	Comstock Holding Cos. Inc.
	Class A	77,650	43
	Nature’s Sunshine Products
	Inc.	2,785	38
*	CCA Industries Inc.	11,733	37
*	US Auto Parts Network Inc. 16,787		37
*	Lifevantage Corp.	61,122	32
*	WCI Communities Inc.	1,200	29
	Acme United Corp.	1,375	25
	Crown Crafts Inc.	2,061	17
*	Reliv International Inc.	10,512	13
	Compx International Inc.	1,065	12
*,^	Rock Creek
	Pharmaceuticals Inc.	7,217	11
*	Skyline Corp.	3,395	10
*	Willamette Valley
	Vineyards Inc.	1,400	10
*	Cyanotech Corp.	997	9
*	Crystal Rock Holdings Inc.	7,780	6
	Golden Enterprises Inc.	755	3
*	Joe’s Jeans Inc.	398	—
			4,159,283
Consumer Services (13.9%)
	Walt Disney Co.	2,875,099	328,164
*	Amazon.com Inc.	702,796	305,077
	Home Depot Inc.	2,450,320	272,304
	Comcast Corp. Class A	4,394,040	264,258
	CVS Health Corp.	2,128,481	223,235
	Wal-Mart Stores Inc.	2,738,068	194,211
	McDonald’s Corp.	1,806,567	171,750
	Starbucks Corp.	2,677,823	143,571
	Walgreens Boots Alliance
	Inc.	1,638,995	138,397
	Time Warner Inc.	1,483,016	129,630
*	eBay Inc.	2,062,469	124,243
	Lowe’s Cos. Inc.	1,795,267	120,229
*	Priceline Group Inc.	97,633	112,412
	Costco Wholesale Corp.	828,041	111,835
	Twenty-First Century Fox
	Inc. Class A	3,129,808	101,860

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	McKesson Corp.	437,659	98,390
	Target Corp.	1,197,322	97,737
	Time Warner Cable Inc.	533,287	95,016
*	DIRECTV	903,261	83,814
	TJX Cos. Inc.	1,222,663	80,904
	Yum! Brands Inc.	814,118	73,336
*	Netflix Inc.	108,031	70,970
	Delta Air Lines Inc.	1,549,340	63,647
	Kroger Co.	877,414	63,621
	American Airlines Group
	Inc.	1,309,506	52,295
	Cardinal Health Inc.	620,533	51,908
	CBS Corp. Class B	833,462	46,257
	Macy’s Inc.	649,066	43,792
	Dollar General Corp.	544,211	42,307
	Southwest Airlines Co.	1,270,653	42,046
	AmerisourceBergen Corp.
	Class A	392,152	41,701
	Viacom Inc. Class B	640,153	41,379
*	O’Reilly Automotive Inc.	181,147	40,936
	Sysco Corp.	1,113,440	40,195
	L Brands Inc.	467,628	40,090
*	AutoZone Inc.	59,955	39,984
	Las Vegas Sands Corp.	753,776	39,626
	Carnival Corp.	783,587	38,701
*	United Continental
	Holdings Inc.	722,279	38,288
	Ross Stores Inc.	780,610	37,945
*	Chipotle Mexican Grill Inc.
	Class A	58,310	35,277
	Omnicom Group Inc.	463,837	32,232
*	Dollar Tree Inc.	367,258	29,010
	Marriott International Inc.
	Class A	363,860	27,068
*	DISH Network Corp.
	Class A	398,909	27,010
	Whole Foods Market Inc.	676,277	26,672
	Nielsen NV	591,101	26,464
	Starwood Hotels & Resorts
	Worldwide Inc.	322,762	26,173
*	CarMax Inc.	394,798	26,140
	Royal Caribbean Cruises
	Ltd.	331,832	26,112
*	Hilton Worldwide Holdings
	Inc.	928,148	25,570
*	Charter Communications
	Inc. Class A	147,884	25,325
*	Liberty Interactive Corp.
	QVC Group Class A	836,222	23,205
	Tractor Supply Co.	256,443	23,064
	Kohl’s Corp.	361,270	22,619
	Advance Auto Parts Inc.	137,433	21,892
*	Bed Bath & Beyond Inc.	310,357	21,408
	Nordstrom Inc.	268,638	20,014
	Expedia Inc.	182,323	19,937

			Market
			Value
		Shares	($000)
	Signet Jewelers Ltd.	150,990	19,363
	Tiffany & Co.	206,988	19,002
	Wyndham Worldwide
	Corp.	227,008	18,594
	Staples Inc.	1,203,110	18,420
	Best Buy Co. Inc.	560,598	18,281
*	TripAdvisor Inc.	207,960	18,122
	Foot Locker Inc.	267,179	17,904
*	Ulta Salon Cosmetics
	& Fragrance Inc.	115,115	17,780
	Comcast Corp. Special
	Class A	293,703	17,605
	Omnicare Inc.	182,882	17,237
	Gap Inc.	438,071	16,721
	Family Dollar Stores Inc.	204,661	16,129
	Alaska Air Group Inc.	246,970	15,912
*	IHS Inc. Class A	123,085	15,832
*	Discovery Communications
	Inc.	508,677	15,810
*	MGM Resorts
	International	849,660	15,506
*	Rite Aid Corp.	1,850,702	15,453
*	Sirius XM Holdings Inc.	4,129,434	15,403
	H&R Block Inc.	518,623	15,377
	Wynn Resorts Ltd.	152,434	15,041
	Interpublic Group of Cos.
	Inc.	777,273	14,978
	Darden Restaurants Inc.	210,273	14,946

*	Norwegian Cruise Line

	Holdings Ltd.	259,531	14,544
*	Hertz Global Holdings Inc.	776,693	14,074
*	TEGNA Inc.	427,555	13,712
*	News Corp. Class A	920,718	13,433
*	Liberty Media Corp.	363,082	13,035
	Williams-Sonoma Inc.	156,097	12,842
	FactSet Research Systems
	Inc.	74,662	12,133
	Domino’s Pizza Inc.	104,789	11,883
	Aramark	359,227	11,125
	Service Corp. International	363,116	10,687
*	JetBlue Airways Corp.	497,822	10,335
	Dunkin’ Brands Group Inc.	183,727	10,105
	KAR Auction Services Inc.	266,243	9,957
*	Madison Square Garden
	Co. Class A	119,160	9,949
	Scripps Networks
	Interactive Inc. Class A	145,200	9,492
*	AutoNation Inc.	150,137	9,456
	Cablevision Systems Corp.
	Class A	393,588	9,423
*	Sally Beauty Holdings Inc.	298,115	9,414
	Graham Holdings Co.
	Class B	8,671	9,322
*	Discovery Communications
	Inc. Class A	280,141	9,317

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Dick’s Sporting Goods Inc.	178,322	9,232
*	AMC Networks Inc.
	Class A	108,746	8,901
*	Office Depot Inc.	1,022,785	8,857
*	Avis Budget Group Inc.	199,953	8,814
	GameStop Corp. Class A	204,465	8,784
	Tribune Media Co. Class A	160,731	8,581
*	Spirit Airlines Inc.	137,548	8,542
*	Panera Bread Co. Class A	48,013	8,391
	Dun & Bradstreet Corp.	68,002	8,296
*	VCA Inc.	151,149	8,223
	Cinemark Holdings Inc.	196,196	7,881
*	Copart Inc.	215,007	7,628
	Vail Resorts Inc.	68,594	7,490
	GNC Holdings Inc. Class A	165,627	7,367
*	ServiceMaster Global
	Holdings Inc.	202,786	7,335
*	Live Nation Entertainment
	Inc.	265,790	7,307
	Casey’s General Stores Inc.	73,204	7,009
*	Starz	155,679	6,962
*	Burlington Stores Inc.	135,181	6,921
	Brinker International Inc.	119,323	6,879
	Cracker Barrel Old Country
	Store Inc.	45,090	6,726
*	Restoration Hardware
	Holdings Inc.	67,051	6,546
*	Urban Outfitters Inc.	186,022	6,511
*	Liberty Media Corp.
	Class A	177,217	6,387
	Lions Gate Entertainment
	Corp.	170,941	6,333
	Jack in the Box Inc.	71,774	6,328
*	Sprouts Farmers Market
	Inc.	230,072	6,207
	Six Flags Entertainment
	Corp.	131,492	5,897
*	Houghton Mifflin Harcourt
	Co.	233,154	5,875
*,^	SolarCity Corp.	109,573	5,868
^	Wendy’s Co.	519,667	5,862
*	Pandora Media Inc.	375,669	5,838
*	United Natural Foods Inc.	89,552	5,703
*	Buffalo Wild Wings Inc.	35,598	5,578
	Men’s Wearhouse Inc.	85,906	5,504
	CST Brands Inc.	139,147	5,435
	American Eagle Outfitters
	Inc.	310,863	5,353
	Sotheby’s	117,204	5,302
	Rollins Inc.	185,759	5,300
	DSW Inc. Class A	151,316	5,049
*	HomeAway Inc.	159,936	4,977
	Sabre Corp.	204,769	4,874
	Dillard’s Inc. Class A	45,770	4,815
	Lithia Motors Inc. Class A	42,490	4,808

			Market
			Value
		Shares	($000)
*	Yelp Inc. Class A	111,678	4,806
*	Cabela’s Inc.	94,006	4,698
	Allegiant Travel Co.
	Class A	26,362	4,689
	Cheesecake Factory Inc.	84,121	4,588
	John Wiley & Sons Inc.
	Class A	83,916	4,563
*	Murphy USA Inc.	81,657	4,558
	Big Lots Inc.	101,214	4,554
	Chico’s FAS Inc.	273,184	4,543
	Aaron’s Inc.	123,528	4,473
	Bloomin’ Brands Inc.	209,224	4,467
*	Groupon Inc. Class A	887,937	4,466
	Texas Roadhouse Inc.
	Class A	117,438	4,396
*,^	JC Penney Co. Inc.	515,846	4,369
*	Bright Horizons Family
	Solutions Inc.	74,759	4,321
	Time Inc.	185,240	4,262
*	Asbury Automotive Group
	Inc.	46,834	4,244
	HSN Inc.	59,400	4,169
*	Ascena Retail Group Inc.	244,591	4,074
	Penske Automotive Group
	Inc.	77,325	4,029
*	Pinnacle Entertainment Inc.	107,671	4,014
	Chemed Corp.	30,514	4,000
	Papa John’s International
	Inc.	52,683	3,983
	Churchill Downs Inc.	31,747	3,970
*	ANN Inc.	82,093	3,964
*	La Quinta Holdings Inc.	172,898	3,951
	Marriott Vacations
	Worldwide Corp.	42,557	3,905
*	Grand Canyon Education
	Inc.	89,022	3,775
*	Hyatt Hotels Corp.
	Class A	66,326	3,760
	Group 1 Automotive Inc.	41,305	3,752
	Meredith Corp.	71,005	3,703
*	Five Below Inc.	93,377	3,691
	Dolby Laboratories Inc.
	Class A	92,567	3,673
*	GrubHub Inc.	107,269	3,655
	Sinclair Broadcast Group
	Inc. Class A	130,862	3,652
	Extended Stay America Inc.	193,767	3,637
	AMERCO	11,058	3,615
*	WebMD Health Corp.	81,633	3,615
*	SUPERVALU Inc.	442,163	3,577
	Choice Hotels International
	Inc.	65,639	3,561
	Monro Muffler Brake Inc.	56,548	3,515
	PriceSmart Inc.	38,476	3,511
	Hillenbrand Inc.	114,109	3,503

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	DreamWorks Animation
	SKG Inc. Class A	131,916	3,480
*	Shutterfly Inc.	72,673	3,475
*	comScore Inc.	64,795	3,451
*	Popeyes Louisiana Kitchen
	Inc.	56,773	3,406
	New York Times Co.
	Class A	249,178	3,401
	DineEquity Inc.	32,846	3,255
	Caleres Inc.	101,389	3,222
*	Beacon Roofing Supply Inc.	96,337	3,200
	Regal Entertainment Group
	Class A	151,699	3,172
*	Michaels Cos. Inc.	116,327	3,130
	Nexstar Broadcasting Group
	Inc. Class A	55,318	3,098
	DeVry Education Group Inc.	103,187	3,094
	Scholastic Corp.	69,007	3,045
	Morningstar Inc.	38,193	3,038
*	Gannett Co. Inc.	213,777	2,991
	Abercrombie & Fitch Co.	135,005	2,904
	Bob Evans Farms Inc.	56,597	2,889
*	Genesco Inc.	43,142	2,849
*	Hawaiian Holdings Inc.	116,759	2,773
*	Gray Television Inc.	175,452	2,751
	Matthews International
	Corp. Class A	51,367	2,730
*	Denny’s Corp.	233,786	2,714
	Rent-A-Center Inc.	94,849	2,689
*	Fresh Market Inc.	83,167	2,673
*	Express Inc.	146,043	2,645
*	Belmond Ltd. Class A	208,595	2,605
	Children’s Place Inc.	39,437	2,580
*	Acxiom Corp.	141,063	2,480
*	Krispy Kreme Doughnuts
	Inc.	126,822	2,443
	Buckle Inc.	52,920	2,422
*	Boyd Gaming Corp.	161,822	2,419
*	Constant Contact Inc.	83,588	2,404
	Finish Line Inc. Class A	85,896	2,390
	SpartanNash Co.	73,138	2,380
	Twenty-First Century Fox
	Inc.	73,455	2,367
	SeaWorld Entertainment
	Inc.	126,733	2,337
*	BJ’s Restaurants Inc.	47,402	2,297
	Cato Corp. Class A	58,686	2,275
*	Apollo Education Group Inc.	175,288	2,258
*	Media General Inc.	136,182	2,250
*	Hibbett Sports Inc.	47,533	2,214
*	Barnes & Noble Inc.	84,323	2,189
	Pier 1 Imports Inc.	171,879	2,171
	Core-Mark Holding Co. Inc.	35,534	2,105
*	Biglari Holdings Inc.	5,076	2,100
	Guess? Inc.	109,014	2,090

			Market
			Value
		Shares	($000)
	Sonic Corp.	72,054	2,075
	AMC Entertainment
	Holdings Inc.	67,100	2,059
	Ingles Markets Inc.
	Class A	42,895	2,049
*	Penn National Gaming Inc.	108,154	1,985
*	Red Robin Gourmet
	Burgers Inc.	23,062	1,979
*	Carmike Cinemas Inc.	72,235	1,917
*	Orbitz Worldwide Inc.	167,805	1,916
*	Vitamin Shoppe Inc.	51,393	1,915
*,^	Conn’s Inc.	47,531	1,887
*	Diamond Resorts
	International Inc.	57,271	1,807
	EW Scripps Co. Class A	78,297	1,789
	International Speedway
	Corp. Class A	48,335	1,772
*,^	Sears Holdings Corp.	65,124	1,739
	Capella Education Co.	32,313	1,734
*	Caesars Acquisition Co.
	Class A	251,308	1,729
*,^	Scientific Games Corp.
	Class A	110,312	1,714
*	Fiesta Restaurant Group
	Inc.	34,018	1,701
	National CineMedia Inc.	105,633	1,686
	Interval Leisure Group Inc.	73,647	1,683
*	Rush Enterprises Inc.
	Class A	63,111	1,654
	Carriage Services Inc.
	Class A	65,416	1,562
*	Diplomat Pharmacy Inc.	33,925	1,518
	Clear Channel Outdoor
	Holdings Inc. Class A	148,271	1,502
*	Regis Corp.	95,013	1,497
	PetMed Express Inc.	86,175	1,488
*,^	Mattress Firm Holding
	Corp.	24,043	1,465
	SkyWest Inc.	91,767	1,380
*	Angie’s List Inc.	218,809	1,348
*	Francesca’s Holdings Corp.	99,626	1,342
*	Isle of Capri Casinos Inc.	73,409	1,332
*	Stamps.com Inc.	17,756	1,306
*	Pep Boys-Manny Moe
	& Jack	104,586	1,283
*	Blue Nile Inc.	42,108	1,280
*	Ascent Capital Group Inc.
	Class A	29,607	1,265
*	American Public Education
	Inc.	48,328	1,243
*	America’s Car-Mart Inc.	25,168	1,241
*	1-800-Flowers.com Inc.
	Class A	112,858	1,180
	ClubCorp Holdings Inc.	48,552	1,159
*,^	Clean Energy Fuels Corp.	206,024	1,158

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Fred’s Inc. Class A	59,047	1,139
*	XO Group Inc.	69,131	1,130
*	Autobytel Inc.	70,028	1,120
^	MDC Partners Inc.
	Class A	55,152	1,086
*	Strayer Education Inc.	24,384	1,051
*	Build-A-Bear Workshop Inc.	64,103	1,025
*,^	Lumber Liquidators
	Holdings Inc.	47,938	993
	Sonic Automotive Inc.
	Class A	41,616	992
*	Overstock.com Inc.	43,969	991
*	Chuy’s Holdings Inc.	36,188	969
*	FTD Cos. Inc.	33,781	952
	Kirkland’s Inc.	33,879	944
*	Bankrate Inc.	85,885	901
	New Media Investment
	Group Inc.	49,917	895
*	Party City Holdco Inc.	43,791	888
	CSS Industries Inc.	29,060	879
*	MarineMax Inc.	37,356	878
*	Citi Trends Inc.	35,892	869
	Haverty Furniture Cos. Inc.	39,871	862
	Weis Markets Inc.	20,019	844
	Entravision Communications
	Corp. Class A	100,757	829
*	Steiner Leisure Ltd.	15,418	829
*	Entercom Communications
	Corp. Class A	71,438	816
	Big 5 Sporting Goods Corp.	54,827	779
*	Ruby Tuesday Inc.	122,912	771
*,^	Coupons.com Inc.	71,098	767
*	Tuesday Morning Corp.	67,771	763
*	Lands’ End Inc.	30,630	761
*	Republic Airways Holdings
	Inc.	82,176	754
*	zulily Inc. Class A	57,325	748
*	Cumulus Media Inc.
	Class A	358,254	727
*	Liquidity Services Inc.	70,010	674
*	Dave & Buster’s
	Entertainment Inc.	18,200	657
*	RetailMeNot Inc.	36,600	653
	Ruth’s Hospitality Group Inc.	40,099	646
	Stage Stores Inc.	36,773	645
*	Zumiez Inc.	23,621	629
	Marcus Corp.	32,726	628
*	Sizmek Inc.	88,164	626
*	Titan Machinery Inc.	42,180	621
^	World Wrestling
	Entertainment Inc.
	Class A	36,041	595
*	Chefs’ Warehouse Inc.	27,680	588
*	TrueCar Inc.	48,300	579
	Harte-Hanks Inc.	95,721	571

			Market
			Value
		Shares	($000)
*	Century Casinos Inc.	87,616	552
*	Bravo Brio Restaurant
	Group Inc.	40,692	551
	Marchex Inc. Class B	110,495	547
	A H Belo Corp. Class A	96,630	541
	Shoe Carnival Inc.	18,658	538
*	Career Education Corp.	162,477	536
*	Christopher & Banks Corp.	131,321	527
*	Famous Dave’s of
	America Inc.	25,956	520

*	Natural Grocers by Vitamin

	Cottage Inc.	21,003	517
*	Rave Restaurant Group Inc.	39,164	511

*	Del Frisco’s Restaurant

	Group Inc.	27,179	506
	Speedway Motorsports Inc.	22,088	500
*	K12 Inc.	38,674	489
	Collectors Universe Inc.	23,593	470
*	Carrols Restaurant Group
	Inc.	43,411	451
*	Destination XL Group Inc.	88,423	443
*	Global Eagle Entertainment
	Inc.	33,849	441
*	Zoe’s Kitchen Inc.	10,534	431
*	Demand Media Inc.	67,540	430
*	Lee Enterprises Inc.	124,235	414
*	Cosi Inc.	205,033	412
*,^	Caesars Entertainment
	Corp.	66,883	409
*	Bridgepoint Education Inc.	41,209	394
*	Monarch Casino & Resort
	Inc.	18,767	386
*	Fairway Group Holdings
	Corp.	102,415	365
*	Martha Stewart Living
	Omnimedia Inc. Class A	57,278	357
*	Providence Service Corp.	7,930	351
*	Tile Shop Holdings Inc.	24,203	343
	TheStreet Inc.	181,048	328
*,^	Weight Watchers
	International Inc.	66,649	323
*	Smart & Final Stores Inc.	17,675	316
	Stein Mart Inc.	29,959	314
*	SP Plus Corp.	11,985	313
^	Bon-Ton Stores Inc.	65,872	304
*	Reading International Inc.
	Class A	20,671	286
*	Avid Technology Inc.	20,459	273
*	Morgans Hotel Group Co.	39,926	269
*	Daily Journal Corp.	1,360	267
*	Aeropostale Inc.	154,101	250
	bebe stores inc	124,638	249
*	Noodles & Co. Class A	17,000	248
*	Cambium Learning Group
	Inc.	57,983	248

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	RealNetworks Inc.	45,580	247
*	Gaiam Inc. Class A	35,786	234
*	Books-A-Million Inc.	77,721	222
*	EVINE Live Inc.	78,989	212
*	Boot Barn Holdings Inc.	6,517	209
	Destination Maternity Corp.	17,667	206
	Tribune Publishing Co.	12,900	200
	Journal Media Group Inc.	23,128	192
	Town Sports International
	Holdings Inc.	65,935	191
*,^	hhgregg Inc.	57,211	191
	Frisch’s Restaurants Inc.	5,660	190
*,^	ITT Educational Services
	Inc.	47,237	188
*	QuinStreet Inc.	27,046	174
*	Pacific Sunwear of
	California Inc.	144,155	164
*	Luby’s Inc.	33,656	163
*	Spark Networks Inc.	53,035	163
*	Care.com Inc.	22,685	134
*	Diversified Restaurant
	Holdings Inc.	34,766	129
*	Geeknet Inc.	6,365	127
*	McClatchy Co. Class A	114,847	124
*	Everyday Health Inc.	9,648	123
	Saga Communications Inc.
	Class A	3,223	122
*	West Marine Inc.	11,266	109
*,^	Shake Shack Inc. Class A	1,713	103
*	SFX Entertainment Inc.	22,687	102
	Liberty Tax Inc.	4,055	100
	Village Super Market Inc.
	Class A	3,022	96
	Ark Restaurants Corp.	3,751	94
*	New York & Co. Inc.	34,183	92
*	Eldorado Resorts Inc.	11,023	86
*	Radio One Inc.	25,730	82
*	Potbelly Corp.	6,657	82
*	ReachLocal Inc.	25,510	80
*	RCI Hospitality Holdings
	Inc.	6,664	79
*	Gordmans Stores Inc.	12,663	78
*,^	Container Store Group Inc.	4,572	77
*,^	Dex Media Inc.	102,852	75
*	Red Lion Hotels Corp.	9,601	74
*	El Pollo Loco Holdings Inc.	3,512	73
	CBS Corp. Class A	1,214	70
*	Ambassadors Group Inc.	27,931	68
	Salem Media Group Inc.
	Class A	10,229	65
*	Dover Saddlery Inc.	7,100	60
*	Virgin America Inc.	2,100	58
*	Empire Resorts Inc.	10,778	55
*	Ignite Restaurant Group Inc.	10,689	53
*	News Corp. Class B	3,627	52

			Market
			Value
		Shares	($000)
*,^	YOU On Demand Holdings
	Inc.	23,900	49
*	Dover Downs Gaming
	& Entertainment Inc.	52,774	49
*	Travelzoo Inc.	4,212	48
*	Perfumania Holdings Inc.	8,079	46
*	PDI Inc.	26,259	38
*	MaxPoint Interactive Inc.	4,538	37
*	Fogo De Chao Inc.	1,519	35
*	Wingstop Inc.	1,211	34
*	Trans World Entertainment
	Corp.	9,095	33
*	Sears Hometown and
	Outlet Stores Inc.	3,353	32
*	Learning Tree International
	Inc.	20,728	27
*	Rubicon Project Inc.	1,669	25
*	Insignia Systems Inc.	7,050	19
	National American
	University Holdings Inc.	5,908	17
	Beasley Broadcast Group
	Inc. Class A	3,626	17
*	Lakes Entertainment Inc.	1,523	14
*	Speed Commerce Inc.	39,661	11
*	Emmis Communications
	Corp. Class A	8,800	9
*	Gaming Partners
	International Corp.	609	6
*	Tilly’s Inc. Class A	603	6
*	Radio One Inc. Class A	1,680	6
	Educational Development
	Corp.	1,122	5
*	Envivio Inc.	700	1
*	PCM Inc.	63	1
*	Premier Exhibitions Inc.	31	—
*	SPAR Group Inc.	29	—
*	Universal Travel Group	118	—
			5,938,241
Financials (19.0%)
	Wells Fargo & Co.	8,742,017	491,651
	JPMorgan Chase & Co.	7,007,910	474,856
*	Berkshire Hathaway Inc.
	Class B	3,389,979	461,410
	Bank of America Corp. 19,772,835		336,534
	Citigroup Inc.	5,437,367	300,360
	Visa Inc. Class A	3,691,302	247,871
	MasterCard Inc. Class A	1,894,879	177,133
	American International
	Group Inc.	2,515,287	155,495
	Goldman Sachs Group Inc.	733,465	153,140
	US Bancorp	3,177,330	137,896
	American Express Co.	1,628,764	126,588
	Morgan Stanley	2,787,113	108,112
	Simon Property Group Inc.	584,166	101,072
	MetLife Inc.	1,683,873	94,280

Institutional Total Stock Market Index Fund

		Market
		Value
	Shares	($000)
PNC Financial Services
Group Inc.	976,955	93,446
Capital One Financial
Corp.	1,036,843	91,211
Bank of New York Mellon
Corp.	1,904,000	79,911
Prudential Financial Inc.	853,410	74,690
American Tower
Corporation	798,127	74,457
Charles Schwab Corp.	2,217,950	72,416
BlackRock Inc.	201,858	69,839
ACE Ltd.	592,393	60,235
Travelers Cos. Inc.	604,102	58,392
Marsh & McLennan Cos.
Inc.	1,012,750	57,423
State Street Corp.	736,255	56,692
CME Group Inc.	601,496	55,975
BB&T Corp.	1,374,551	55,408
Aon plc	526,831	52,515
McGraw Hill Financial Inc.	514,165	51,648
Public Storage	276,157	50,915
Crown Castle International
Corp.	627,582	50,395
Allstate Corp.	771,498	50,047
Discover Financial Services	840,667	48,439
Aflac Inc.	777,533	48,363
Equity Residential	683,841	47,985
Intercontinental Exchange
Inc.	210,541	47,079
Ameriprise Financial Inc.	343,078	42,861
Health Care REIT Inc.	652,125	42,799
SunTrust Banks Inc.	982,989	42,288
Chubb Corp.	434,005	41,291
AvalonBay Communities
Inc.	248,262	39,690
Ventas Inc.	621,834	38,610
Franklin Resources Inc.	759,736	37,250
Prologis Inc.	988,558	36,675
T. Rowe Price Group Inc.	465,640	36,194
Moody’s Corp.	324,178	34,998
Boston Properties Inc.	287,832	34,839
Hartford Financial Services
Group Inc.	792,148	32,930
Fifth Third Bancorp	1,548,897	32,248
Northern Trust Corp.	420,603	32,159
HCP Inc.	866,078	31,586
Weyerhaeuser Co.	986,860	31,086
Invesco Ltd.	806,802	30,247
Vornado Realty Trust	317,873	30,176
Progressive Corp.	1,052,272	29,285
Lincoln National Corp.	481,993	28,544
Principal Financial Group
Inc.	552,890	28,358
Host Hotels & Resorts
Inc.	1,424,053	28,239

			Market
			Value
		Shares	($000)
	M&T Bank Corp.	224,844	28,090
	Equinix Inc.	107,362	27,270
	Regions Financial Corp.	2,524,200	26,151
	General Growth
	Properties Inc.	997,244	25,589
	Essex Property Trust Inc.	120,359	25,576
	KeyCorp	1,630,731	24,494
*	Affiliated Managers Group
	Inc.	103,331	22,588
	Macerich Co.	297,771	22,214
	Equifax Inc.	224,959	21,841
	Loews Corp.	561,993	21,642
	XL Group plc Class A	578,458	21,519
	SL Green Realty Corp.	185,730	20,410
	Voya Financial Inc.	429,631	19,965
*	Markel Corp.	24,929	19,960
	Western Union Co.	981,593	19,956
*	CBRE Group Inc. Class A	532,622	19,707
	Realty Income Corp.	437,478	19,420
	FNF Group	494,579	18,294
*	Ally Financial Inc.	812,488	18,224
	Huntington Bancshares
	Inc.	1,523,387	17,230
	Comerica Inc.	335,400	17,213
	Digital Realty Trust Inc.	255,389	17,029
	TD Ameritrade Holding
	Corp.	460,024	16,938
	Unum Group	472,832	16,904
	Citizens Financial Group
	Inc.	607,769	16,598
	Kimco Realty Corp.	735,016	16,567
	Federal Realty Investment
	Trust	129,315	16,564
	First Republic Bank	260,629	16,427
	Annaly Capital
	Management Inc.	1,782,076	16,377
*	E*TRADE Financial Corp.	545,105	16,326
	UDR Inc.	487,689	15,621
	CIT Group Inc.	330,876	15,382
*	Arch Capital Group Ltd.	227,493	15,233
	Cincinnati Financial Corp.	292,769	14,691
	Arthur J Gallagher & Co.	310,493	14,686
	New York Community
	Bancorp Inc.	791,881	14,555
	Jones Lang LaSalle Inc.	84,456	14,442
	Raymond James Financial
	Inc.	242,213	14,431
	Willis Group Holdings plc	304,444	14,278
	American Realty Capital
	Properties Inc.	1,743,398	14,174
	HCC Insurance Holdings
	Inc.	181,964	13,982
	SEI Investments Co.	282,754	13,863
*	SVB Financial Group	95,758	13,787
	Lazard Ltd. Class A	242,492	13,638

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Extra Space Storage Inc.	208,012	13,567
	Plum Creek Timber Co.
	Inc.	331,511	13,449
*	Alleghany Corp.	28,658	13,434
	Navient Corp.	733,803	13,363
*	Signature Bank	90,084	13,187
	Torchmark Corp.	226,013	13,158
*	Realogy Holdings Corp.	275,754	12,883
*	Berkshire Hathaway Inc.
	Class A	61	12,496
	MSCI Inc. Class A	200,498	12,341
	Reinsurance Group of
	America Inc. Class A	129,481	12,284
	American Capital Agency
	Corp.	664,412	12,205
	Camden Property Trust	163,419	12,139
	Zions Bancorporation	382,249	12,131
	East West Bancorp Inc.	270,391	12,119
	Duke Realty Corp.	649,308	12,058
	Alexandria Real Estate
	Equities Inc.	135,761	11,874
	Omega Healthcare
	Investors Inc.	344,642	11,832
	Everest Re Group Ltd.	63,843	11,620
	Iron Mountain Inc.	355,640	11,025
	WP Carey Inc.	186,138	10,971
	Legg Mason Inc.	212,187	10,934
	Kilroy Realty Corp.	162,644	10,922
	NASDAQ OMX Group Inc.	222,544	10,862
	Apartment Investment
	& Management Co.	293,409	10,836
	Regency Centers Corp.	177,358	10,461
	PartnerRe Ltd.	81,003	10,409
	NorthStar Realty Finance
	Corp.	654,344	10,404
	Mid-America Apartment
	Communities Inc.	141,851	10,328
*	Liberty Ventures Class A	253,097	9,939
	WR Berkley Corp.	191,078	9,923
	Axis Capital Holdings Ltd.	180,518	9,634
*	Forest City Enterprises Inc.
	Class A	429,717	9,497
	People’s United Financial
	Inc.	579,768	9,398
*	Howard Hughes Corp.	63,484	9,112
	Starwood Property Trust
	Inc.	421,456	9,091
	CBOE Holdings Inc.	158,139	9,049
	Liberty Property Trust	280,269	9,030
	DDR Corp.	576,721	8,916
	Hudson City Bancorp Inc.	895,920	8,852
	Lamar Advertising Co.
	Class A	152,141	8,745
	National Retail Properties
	Inc.	248,893	8,714

			Market
			Value
		Shares	($000)
	Assurant Inc.	129,814	8,698
	PacWest Bancorp	183,025	8,558
	American Financial Group
	Inc.	131,533	8,555
	Cullen/Frost Bankers Inc.	107,422	8,441
	RenaissanceRe Holdings
	Ltd.	81,666	8,290
	Eaton Vance Corp.	211,023	8,257
	Hospitality Properties Trust	282,263	8,135
	City National Corp.	88,521	8,001
*,^	Zillow Group Inc. Class A	92,091	7,988
	Home Properties Inc.	109,206	7,977
	American Campus
	Communities Inc.	211,466	7,970
	Equity LifeStyle Properties
	Inc.	150,853	7,932
*	SLM Corp.	800,946	7,905
	Taubman Centers Inc.	113,689	7,901
	Investors Bancorp Inc.	641,674	7,893
	Senior Housing Properties
	Trust	442,513	7,766
	Brixmor Property Group
	Inc.	335,599	7,762
*	Synchrony Financial	235,658	7,760
	Spirit Realty Capital Inc.	784,295	7,584
	LaSalle Hotel Properties	213,500	7,571
	Synovus Financial Corp.	244,477	7,535
	Umpqua Holdings Corp.	415,425	7,473
	Allied World Assurance Co.
	Holdings AG	172,448	7,453
	BioMed Realty Trust Inc.	385,231	7,450
	RLJ Lodging Trust	249,699	7,436
	Corrections Corp. of
	America	220,888	7,307
*	MGIC Investment Corp.	638,166	7,262
	Commerce Bancshares Inc.	154,498	7,226
*	Liberty Broadband Corp.	141,014	7,214
	Prosperity Bancshares Inc.	124,848	7,209
	First American Financial
	Corp.	193,572	7,203
	LPL Financial Holdings Inc.	154,487	7,182
	Brown & Brown Inc.	216,690	7,120
	Waddell & Reed Financial
	Inc. Class A	150,150	7,104
*	Genworth Financial Inc.
	Class A	936,212	7,087
	Assured Guaranty Ltd.	292,980	7,029
	Highwoods Properties Inc.	175,659	7,018
	Douglas Emmett Inc.	259,300	6,986
	Old Republic International
	Corp.	444,008	6,940
	CNO Financial Group Inc.	377,141	6,921
	First Horizon National Corp.	441,433	6,917
*	Stifel Financial Corp.	118,150	6,822

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Weingarten Realty
	Investors	208,440	6,814
	CubeSmart	292,638	6,777
	Radian Group Inc.	360,045	6,754
	Two Harbors Investment
	Corp.	692,379	6,744
	Bank of the Ozarks Inc.	147,170	6,733
	Webster Financial Corp.	170,079	6,727
	New Residential
	Investment Corp.	433,934	6,613
	Validus Holdings Ltd.	149,826	6,591
	BankUnited Inc.	181,576	6,524
	FirstMerit Corp.	311,739	6,494
	Outfront Media Inc.	257,231	6,493
	First Niagara Financial
	Group Inc.	669,744	6,322
*	Equity Commonwealth	244,499	6,276
	NorthStar Asset
	Management Group Inc.	337,568	6,242
	Gaming and Leisure
	Properties Inc.	170,097	6,236
	Retail Properties of
	America Inc.	445,965	6,212
	MarketAxess Holdings Inc.	66,804	6,197
	Hanover Insurance Group
	Inc.	83,579	6,187
	Rayonier Inc.	238,263	6,088
	American Homes 4 Rent
	Class A	377,558	6,056
	StanCorp Financial Group
	Inc.	79,432	6,006
*	Strategic Hotels & Resorts
	Inc.	492,040	5,964
	Federated Investors Inc.
	Class B	177,742	5,953
	EPR Properties	107,515	5,890
*	PRA Group Inc.	94,498	5,888
	Sunstone Hotel Investors
	Inc.	392,029	5,884
*	Springleaf Holdings Inc.
	Class A	126,849	5,824
	Pebblebrook Hotel Trust	135,271	5,800
	Sovran Self Storage Inc.	66,607	5,789
	Columbia Property Trust
	Inc.	235,767	5,788
	Tanger Factory Outlet
	Centers Inc.	180,031	5,707
	Associated Banc-Corp	281,088	5,698
*	Popular Inc.	195,677	5,647
	Aspen Insurance Holdings
	Ltd.	117,875	5,646
	Healthcare Trust of
	America Inc. Class A	235,324	5,636
	Communications Sales
	& Leasing Inc.	226,712	5,604

			Market
			Value
		Shares	($000)
	Post Properties Inc.	102,740	5,586
	PrivateBancorp Inc.	139,586	5,558
	Bank of Hawaii Corp.	82,299	5,488
	Paramount Group Inc.	319,250	5,478
*	Texas Capital Bancshares
	Inc.	86,053	5,356
	Chimera Investment Corp.	386,436	5,298
	Sun Communities Inc.	85,437	5,283
	Endurance Specialty
	Holdings Ltd.	80,121	5,264
	DCT Industrial Trust Inc.	166,516	5,235
	MFA Financial Inc.	696,451	5,147
	White Mountains Insurance
	Group Ltd.	7,795	5,105
	Piedmont Office Realty
	Trust Inc. Class A	290,184	5,104
*	Santander Consumer USA
	Holdings Inc.	197,684	5,055
	Medical Properties Trust
	Inc.	382,201	5,011
	CBL & Associates
	Properties Inc.	304,122	4,927
	ProAssurance Corp.	105,956	4,896
	Hancock Holding Co.	153,358	4,894
	Susquehanna Bancshares
	Inc.	342,457	4,835
	Janus Capital Group Inc.	281,645	4,822
*	Western Alliance Bancorp	142,153	4,799
	GEO Group Inc.	139,493	4,765
	United Bankshares Inc.	117,667	4,734
	TCF Financial Corp.	284,120	4,719
	DiamondRock Hospitality
	Co.	367,935	4,713
	Colony Capital Inc.
	Class A	207,731	4,705
	Wintrust Financial Corp.	87,812	4,687
	WP GLIMCHER Inc.	346,209	4,684
	FNB Corp.	326,241	4,672
	Cathay General Bancorp	142,993	4,640
	IBERIABANK Corp.	67,700	4,619
	MB Financial Inc.	133,809	4,608
	Blackstone Mortgage Trust
	Inc. Class A	163,531	4,549
	Fulton Financial Corp.	348,322	4,549
	Primerica Inc.	98,739	4,511
^	AmTrust Financial Services
	Inc.	68,634	4,496
	Brandywine Realty Trust	337,899	4,487
	Hudson Pacific Properties
	Inc.	158,147	4,487
	WisdomTree Investments
	Inc.	200,795	4,410
	UMB Financial Corp.	77,319	4,409
	Xenia Hotels & Resorts
	Inc.	202,523	4,403

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Interactive Brokers Group
	Inc.	105,726	4,394
	Healthcare Realty Trust
	Inc.	187,741	4,367
	Ryman Hospitality
	Properties Inc.	81,914	4,350
	Valley National Bancorp	415,036	4,279
	Washington Federal Inc.	182,213	4,255
	Symetra Financial Corp.	175,063	4,231
	BancorpSouth Inc.	162,927	4,197
	Financial Engines Inc.	98,036	4,165
	South State Corp.	54,763	4,161
*	Blackhawk Network
	Holdings Inc.	100,921	4,158
	Corporate Office
	Properties Trust	175,657	4,135
*	Liberty TripAdvisor
	Holdings Inc. Class A	127,377	4,104
	Columbia Banking System
	Inc.	125,839	4,095
	Cousins Properties Inc.	391,360	4,062
	CVB Financial Corp.	229,974	4,050
	First Financial Bankshares
	Inc.	115,409	3,998
	Home BancShares Inc.	109,271	3,995
	Glacier Bancorp Inc.	134,671	3,962
	Kennedy-Wilson Holdings
	Inc.	159,247	3,916
	Kite Realty Group Trust	156,948	3,841
	Associated Estates Realty
	Corp.	133,851	3,832
	National Health Investors
	Inc.	60,406	3,763
	First Industrial Realty Trust
	Inc.	200,335	3,752
	RLI Corp.	72,797	3,741
	Acadia Realty Trust	128,106	3,729
	Capitol Federal Financial
	Inc.	308,122	3,710
	DuPont Fabros Technology
	Inc.	125,809	3,705
	EverBank Financial Corp.	187,307	3,681
	Argo Group International
	Holdings Ltd.	65,982	3,675
	Kemper Corp.	95,081	3,665
	American Equity
	Investment Life Holding
	Co.	135,778	3,663
*	Hilltop Holdings Inc.	151,058	3,639
	Community Bank System
	Inc.	96,292	3,637
	Urban Edge Properties	174,778	3,634
	Chambers Street Properties	451,317	3,588
	Erie Indemnity Co. Class A	43,702	3,587

			Market
			Value
		Shares	($000)
	First Citizens BancShares
	Inc. Class A	13,528	3,558
	First Midwest Bancorp Inc.	187,413	3,555
	Selective Insurance Group
	Inc.	126,412	3,546
	American Assets Trust Inc.	90,131	3,534
*	BofI Holding Inc.	33,240	3,514
	Pinnacle Financial Partners
	Inc.	64,259	3,494
	Montpelier Re Holdings Ltd.	88,230	3,485
	Alexander & Baldwin Inc.	88,370	3,482
	Chesapeake Lodging Trust	111,657	3,403
	CyrusOne Inc.	115,366	3,398
	Invesco Mortgage Capital
	Inc.	231,466	3,315
	Washington REIT	127,067	3,297
	EastGroup Properties Inc.	58,417	3,285
	Old National Bancorp	226,870	3,281
	International Bancshares
	Corp.	118,285	3,178
*	Credit Acceptance Corp.	12,904	3,177
	Astoria Financial Corp.	229,495	3,165
	Equity One Inc.	134,923	3,149
	Artisan Partners Asset
	Management Inc.
	Class A	67,704	3,146
	Empire State Realty Trust
	Inc.	183,528	3,131
	Evercore Partners Inc.
	Class A	56,908	3,071
	CYS Investments Inc.	396,889	3,068
	National Penn Bancshares
	Inc.	271,625	3,064
	Lexington Realty Trust	358,288	3,038
	New York REIT Inc.	305,209	3,037
	BBCN Bancorp Inc.	205,084	3,033
	Hatteras Financial Corp.	184,512	3,008
	Trustmark Corp.	120,379	3,007
	Independent Bank Corp.	63,278	2,967
	Northwest Bancshares
	Inc.	229,074	2,937
	Mercury General Corp.	52,368	2,914
	Boston Private Financial
	Holdings Inc.	214,346	2,874
	Westamerica
	Bancorporation	56,350	2,854
*	HRG Group Inc.	219,491	2,853
	Education Realty Trust Inc.	90,608	2,841
	Capstead Mortgage Corp.	254,151	2,821
	HFF Inc. Class A	67,232	2,806
	FelCor Lodging Trust Inc.	281,149	2,778
*	Eagle Bancorp Inc.	63,043	2,771
	Sabra Health Care REIT Inc.	107,441	2,766
	BGC Partners Inc. Class A	315,200	2,758

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	LTC Properties Inc.	65,713	2,734
	Mack-Cali Realty Corp.	148,131	2,730
	Potlatch Corp.	76,625	2,706
	Retail Opportunity
	Investments Corp.	173,211	2,706
	Chemical Financial Corp.	80,782	2,671
	ARMOUR Residential
	REIT Inc.	948,727	2,666
*	FNFV Group	172,858	2,659
	First Merchants Corp.	106,205	2,623
*	First Cash Financial
	Services Inc.	57,512	2,622
	Apollo Commercial Real
	Estate Finance Inc.	159,246	2,616
	Banner Corp.	54,444	2,609
	Renasant Corp.	79,992	2,608
	First Financial Bancorp	144,793	2,598
	BOK Financial Corp.	37,299	2,595
	CoreSite Realty Corp.	57,094	2,594
*	Encore Capital Group Inc.	60,298	2,577
	Provident Financial
	Services Inc.	134,790	2,560
	Horace Mann Educators
	Corp.	69,386	2,524
	AMERISAFE Inc.	53,412	2,514
	NBT Bancorp Inc.	95,990	2,512
	PS Business Parks Inc.	34,637	2,499
	First Commonwealth
	Financial Corp.	258,465	2,479
	Parkway Properties Inc.	141,944	2,475
	Government Properties
	Income Trust	133,379	2,474
	Redwood Trust Inc.	157,569	2,474
	Pennsylvania REIT	115,174	2,458
*	Essent Group Ltd.	89,000	2,434
	LegacyTexas Financial
	Group Inc.	79,328	2,396
	STAG Industrial Inc.	119,784	2,396
	Berkshire Hills Bancorp Inc.	82,924	2,362
	Virtus Investment Partners
	Inc.	17,633	2,332
	Hanmi Financial Corp.	92,521	2,298
*	Liberty Broadband Corp.
	Class A	44,963	2,292
	Brookline Bancorp Inc.	202,047	2,281
*	Enstar Group Ltd.	14,720	2,281
	Park National Corp.	26,083	2,279
	Ashford Hospitality Trust
	Inc.	267,465	2,263
*	Capital Bank Financial Corp.	77,566	2,255
	City Holding Co.	45,345	2,233
	TFS Financial Corp.	132,217	2,224
	Ameris Bancorp	85,113	2,153
	Cardinal Financial Corp.	98,197	2,140

			Market
			Value
		Shares	($000)
	PennyMac Mortgage
	Investment Trust	122,326	2,132
	Central Pacific Financial
	Corp.	89,756	2,132
	S&T Bancorp Inc.	70,993	2,101
	Franklin Street Properties
	Corp.	184,581	2,088
	Sterling Bancorp	139,285	2,047
	Employers Holdings Inc.	89,488	2,039
	Chatham Lodging Trust	76,605	2,028
	Greenhill & Co. Inc.	49,024	2,026
*	American Residential
	Properties Inc.	106,375	1,968
*	Cowen Group Inc.
	Class A	306,997	1,965
	Monogram Residential
	Trust Inc.	215,537	1,944
	National Bank Holdings
	Corp. Class A	93,235	1,942
*,^	Ocwen Financial Corp.	189,508	1,933
	FBL Financial Group Inc.
	Class A	33,389	1,927
*	St. Joe Co.	123,777	1,922
	Select Income REIT	91,367	1,886
*	MBIA Inc.	310,976	1,869
	Heartland Financial USA Inc.	49,742	1,851
	Alexander’s Inc.	4,504	1,847
	Dime Community
	Bancshares Inc.	106,772	1,809
	New Senior Investment
	Group Inc.	134,893	1,804
	Flushing Financial Corp.	85,828	1,803
	Anworth Mortgage Asset
	Corp.	365,514	1,802
	First Busey Corp.	272,194	1,788
*	iStar Financial Inc.	133,559	1,779
	CoBiz Financial Inc.	135,309	1,768
	Cash America International
	Inc.	67,063	1,756
	American Capital Mortgage
	Investment Corp.	109,612	1,753
	Ramco-Gershenson
	Properties Trust	105,556	1,723
	Apollo Residential
	Mortgage Inc.	115,014	1,690
	Agree Realty Corp.	57,873	1,688
	Lakeland Financial Corp.	38,727	1,680
*	Beneficial Bancorp Inc.	133,974	1,673
	Starwood Waypoint
	Residential Trust	70,237	1,669
	Nelnet Inc. Class A	38,433	1,665
	Altisource Residential Corp.	98,703	1,663
	BancFirst Corp.	25,237	1,652
	Oritani Financial Corp.	102,287	1,642

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Greenlight Capital Re Ltd.
	Class A	56,178	1,639
	Gramercy Property Trust
	Inc.	70,108	1,638
*	First BanCorp	336,650	1,623
	Northfield Bancorp Inc.	107,557	1,619
	Cedar Realty Trust Inc.	248,490	1,590
	NRG Yield Inc.	72,573	1,589
	Community Trust Bancorp
	Inc.	44,947	1,567
	Hersha Hospitality Trust
	Class A	60,372	1,548
*	Bridge Capital Holdings	51,921	1,547
*	Flagstar Bancorp Inc.	82,921	1,532
	Infinity Property & Casualty
	Corp.	20,179	1,530
	Diamond Hill Investment
	Group Inc.	7,410	1,479
	OFG Bancorp	138,368	1,476
	WesBanco Inc.	42,993	1,463
	Great Southern Bancorp
	Inc.	34,575	1,457
	NRG Yield Inc. Class A	65,973	1,451
	Investment Technology
	Group Inc.	58,431	1,449
*	LendingClub Corp.	98,186	1,448
	Saul Centers Inc.	29,164	1,435
*,^	Walter Investment
	Management Corp.	62,485	1,429
	Ares Commercial Real
	Estate Corp.	123,924	1,411
	Bank Mutual Corp.	184,015	1,411
	Banc of California Inc.	100,857	1,387
	Bank of Marin Bancorp	27,043	1,376
*,^	World Acceptance Corp.	22,362	1,375
	1st Source Corp.	39,949	1,363
*	Navigators Group Inc.	17,475	1,355
	Summit Hotel Properties
	Inc.	103,435	1,346
*	Piper Jaffray Cos.	30,507	1,331
	Inland Real Estate Corp.	138,114	1,301
	Bryn Mawr Bank Corp.	42,617	1,285
	QTS Realty Trust Inc.
	Class A	34,900	1,272
	Arrow Financial Corp.	47,037	1,271
	Union Bankshares Corp.	54,010	1,255
	Simmons First National
	Corp. Class A	26,443	1,234
	Excel Trust Inc.	78,239	1,234
*	Customers Bancorp Inc.	45,647	1,227
*	Ambac Financial Group Inc.	73,524	1,223
	Sandy Spring Bancorp Inc.	43,645	1,221
	Hudson Valley Holding Corp.	43,267	1,221
	Arlington Asset Investment
	Corp. Class A	62,288	1,218

			Market
			Value
		Shares	($000)
	Cohen & Steers Inc.	35,214	1,200
	Physicians Realty Trust	77,574	1,192
*	FCB Financial Holdings Inc.
	Class A	35,610	1,132
	Federal Agricultural
	Mortgage Corp.	38,963	1,132
	STORE Capital Corp.	54,433	1,094
	WSFS Financial Corp.	39,309	1,075
	Camden National Corp.	27,728	1,073
	CenterState Banks Inc.	79,281	1,071
	Arbor Realty Trust Inc.	157,523	1,065
	Calamos Asset
	Management Inc.
	Class A	86,251	1,057
	BankFinancial Corp.	89,691	1,057
	Winthrop Realty Trust	69,643	1,055
	Southside Bancshares Inc.	35,383	1,034
	TrustCo Bank Corp. NY	143,980	1,012
	United Community Banks
	Inc.	48,159	1,005
	Ames National Corp.	40,032	1,005
*	eHealth Inc.	78,813	1,000
*	Forestar Group Inc.	75,821	998
	Bridge Bancorp Inc.	37,059	989
*	Enova International Inc.	52,665	984
	Investors Real Estate
	Trust	135,691	969
	Consolidated-Tomoka
	Land Co.	16,544	954
	Sierra Bancorp	54,491	943
	Talmer Bancorp Inc.
	Class A	56,250	942
	Dynex Capital Inc.	123,063	938
	Stewart Information
	Services Corp.	23,315	928
	Safety Insurance Group
	Inc.	15,898	917
*	Altisource Portfolio
	Solutions SA	28,789	886
	American National
	Bankshares Inc.	36,800	876
	First Interstate BancSystem
	Inc. Class A	31,551	875
*	KCG Holdings Inc. Class A	70,932	875
	Ashford Hospitality Prime
	Inc.	58,156	873
*	Green Dot Corp. Class A	45,497	870
	Great Western Bancorp Inc.	35,907	866
	Terreno Realty Corp.	43,858	864
	Maiden Holdings Ltd.	54,199	855
*	INTL. FCStone Inc.	25,689	854
*	Virtu Financial Inc. Class A	36,338	853
	First Potomac Realty Trust	82,429	849
	GAMCO Investors Inc.	12,300	845
*	HealthEquity Inc.	26,237	841

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Enterprise Financial
	Services Corp.	36,694	836
	United Fire Group Inc.	24,645	807
	Campus Crest Communities
	Inc.	144,900	803
*	AV Homes Inc.	55,558	798
	Lakeland Bancorp Inc.	66,514	791
	Wilshire Bancorp Inc.	61,766	780
*	Meridian Bancorp Inc.	57,670	773
	State Bank Financial Corp.	34,891	757
	Kearny Financial Corp.	67,471	753
*,^	Citizens Inc. Class A	100,325	748
*	Nationstar Mortgage
	Holdings Inc.	44,044	740
*	Walker & Dunlop Inc.	27,267	729
	Rexford Industrial Realty
	Inc.	50,000	729
	Rouse Properties Inc.	44,464	727
	ConnectOne Bancorp Inc.	33,550	722
	New York Mortgage Trust
	Inc.	95,456	714
	First Defiance Financial
	Corp.	18,994	713
*	Marcus & Millichap Inc.	15,323	707
*	Ezcorp Inc. Class A	93,156	692
	Newcastle Investment
	Corp.	156,049	690
*	Global Indemnity plc	24,497	688
	ServisFirst Bancshares Inc.	18,019	677
*	LendingTree Inc.	8,565	673
	GAIN Capital Holdings Inc.	69,926	668
*	Ladenburg Thalmann
	Financial Services Inc.	190,788	668
	Getty Realty Corp.	40,507	663
	Bar Harbor Bankshares	18,295	648
*	FBR & Co.	27,975	647
	Armada Hoffler Properties
	Inc.	64,428	644
	CareTrust REIT Inc.	50,433	639
	AG Mortgage Investment
	Trust Inc.	36,915	638
	HCI Group Inc.	14,385	636
	Preferred Apartment
	Communities Inc.
	Class A	63,042	627
	Donegal Group Inc.
	Class A	40,983	624
	First Community
	Bancshares Inc.	33,928	618
*	PICO Holdings Inc.	41,298	608
	Republic Bancorp Inc.
	Class A	23,530	605
	Access National Corp.	30,697	597
	ESSA Bancorp Inc.	45,915	590

			Market
			Value
		Shares	($000)
	Universal Insurance
	Holdings Inc.	24,060	582
*	NMI Holdings Inc. Class A	71,569	574
	National General Holdings
	Corp.	27,331	569
	Towne Bank	34,723	566
	Century Bancorp Inc.
	Class A	13,512	549
	National Western Life
	Insurance Co. Class A	2,252	539
	United Financial Bancorp
	Inc.	39,517	531
	Marlin Business Services
	Corp.	31,418	530
	Capital City Bank Group
	Inc.	34,413	525
	Resource Capital Corp.	130,577	505
	Baldwin & Lyons Inc.	21,933	505
	InfraREIT Inc.	17,589	499
	Meadowbrook Insurance
	Group Inc.	55,474	477
	Tompkins Financial Corp.	8,600	462
	Universal Health Realty
	Income Trust	9,936	462
	Silver Bay Realty Trust
	Corp.	27,799	453
	Federated National Holding
	Co.	18,650	451
*	NewStar Financial Inc.	39,929	439
*	Atlas Financial Holdings Inc.	22,030	437
*,^	Altisource Asset
	Management Corp.	3,017	435
^	United Development
	Funding IV	24,240	424
	Ameriana Bancorp	19,883	423
*	HomeStreet Inc.	18,514	422
	United Insurance Holdings
	Corp.	27,184	422
	Stock Yards Bancorp Inc.	10,916	413
	Independent Bank Group
	Inc.	9,613	412
*	Xoom Corp.	19,112	402
	EMC Insurance Group Inc.	16,012	401
	Athens Bancshares Corp.	13,574	383
	RAIT Financial Trust	61,292	374
*	Safeguard Scientifics Inc.	19,149	373
	CIFC Corp.	46,041	365
*,^	RCS Capital Corp. Class A	47,353	363
^	Western Asset Mortgage
	Capital Corp.	23,365	345
	Charter Financial Corp.	27,449	341
	First of Long Island Corp.	12,109	336
	Reis Inc.	14,871	330
	Washington Trust Bancorp
	Inc.	8,239	325

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Urstadt Biddle Properties
	Inc. Class A	17,024	318
	TriCo Bancshares	12,913	311
*	BSB Bancorp Inc.	13,915	308
	Hannon Armstrong
	Sustainable Infrastructure
	Capital Inc.	15,000	301
	Cape Bancorp Inc.	31,413	297
*	Square 1 Financial Inc.
	Class A	10,857	297
*	First NBC Bank Holding Co.	8,134	293
*	Bancorp Inc.	31,312	291
	Ellington Residential
	Mortgage REIT	20,248	289
	Ladder Capital Corp.	16,593	288
*	Tejon Ranch Co.	11,025	283
*	Consumer Portfolio
	Services Inc.	44,874	280
	Moelis & Co. Class A	9,200	264
	Monmouth Real Estate
	Investment Corp.	27,151	264
	Clifton Bancorp Inc.	18,499	259
	State Auto Financial Corp.	10,650	255
*	First Marblehead Corp.	44,194	255
*	First Acceptance Corp.	78,314	251
	Easterly Government
	Properties Inc.	15,614	249
	Guaranty Bancorp	14,954	247
*	Ashford Inc.	2,819	246
	OneBeacon Insurance
	Group Ltd. Class A	16,538	240
	German American Bancorp
	Inc.	8,031	237
	Citizens & Northern Corp.	11,342	233
	First Bancorp	13,957	233
	Resource America Inc.
	Class A	27,332	230
	National Interstate Corp.	8,404	230
	Pzena Investment
	Management Inc.
	Class A	20,734	229
	RE/MAX Holdings Inc.	6,421	228
	Investors Title Co.	3,185	226
	First Financial Corp.	6,244	223
*	Yadkin Financial Corp.	10,624	223
	Waterstone Financial Inc.	16,861	223
*	BBX Capital Corp.	13,655	222
	C&F Financial Corp.	5,961	221
	OceanFirst Financial Corp.	11,733	219
	Oppenheimer Holdings Inc.
	Class A	8,231	216
	Gladstone Commercial
	Corp.	12,205	202
	Financial Institutions Inc.	8,111	201

			Market
			Value
		Shares	($000)
*	Asta Funding Inc.	23,859	200
	MainSource Financial
	Group Inc.	8,753	192
	US Global Investors Inc.
	Class A	67,397	187
	BNC Bancorp	9,662	187
	Univest Corp. of
	Pennsylvania	9,068	185
	Westfield Financial Inc.	24,792	181
	CNB Financial Corp.	9,819	181
	Merchants Bancshares Inc.	5,356	177
	Metro Bancorp Inc.	6,747	176
	First Financial Northwest
	Inc.	13,902	173
	State National Cos. Inc.	15,900	172
	One Liberty Properties Inc.	7,940	169
*	Phoenix Cos. Inc.	9,169	167
	Meta Financial Group Inc.	3,769	162
	Premier Financial Bancorp
	Inc.	10,265	159
	Heritage Financial Corp.	8,846	158
*	MoneyGram International
	Inc.	17,060	157
*	Heritage Insurance Holdings
	Inc.	6,700	154
*	Franklin Financial Network
	Inc.	6,458	148
	UMH Properties Inc.	14,866	146
	Suffolk Bancorp	5,655	145
*	Republic First Bancorp Inc.	38,554	134
	Alliance Bancorp Inc. of
	Pennsylvania	5,859	134
	JAVELIN Mortgage
	Investment Corp.	18,519	132
^	FXCM Inc. Class A	83,722	121
*	Old Second Bancorp Inc.	18,140	120
*	Hallmark Financial Services
	Inc.	9,970	113
*	Health Insurance
	Innovations Inc. Class A	22,431	111
	Eastern Virginia Bankshares
	Inc.	17,407	110
	West Bancorporation Inc.	5,505	109
	Mercantile Bank Corp.	5,064	108
	Five Oaks Investment Corp.	11,883	99
	Peoples Bancorp Inc.	4,038	94
*	Atlanticus Holdings Corp.	26,603	94
*,^	Intersections Inc.	29,386	90
	Westwood Holdings Group
	Inc.	1,506	90
	Southwest Bancorp Inc.	4,643	86
*	On Deck Capital Inc.	6,956	81
	NewBridge Bancorp	8,868	79
*	FRP Holdings Inc.	2,385	77

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Opus Bank	2,100	76
*	Hampton Roads
	Bankshares Inc.	36,253	75
*	Maui Land & Pineapple Co.
	Inc.	12,826	73
	Kansas City Life Insurance
	Co.	1,487	68
*	Jacksonville Bancorp Inc.	5,100	67
	Pulaski Financial Corp.	4,915	63
	National Bankshares Inc.	2,149	63
	Provident Financial Holdings
	Inc.	3,696	62
	Peapack Gladstone Financial
	Corp.	2,544	57
	Institutional Financial
	Markets Inc.	39,632	55
	Heritage Commerce Corp.	5,677	55
	Macatawa Bank Corp.	9,663	51
*	American River Bankshares	5,338	50
	Atlantic American Corp.	13,632	49
	Park Sterling Corp.	6,702	48
	Territorial Bancorp Inc.	1,980	48
*	ASB Bancorp Inc.	2,200	48
*	Performant Financial Corp.	14,420	47
*	CommunityOne Bancorp	4,334	47
	United Community Financial
	Corp.	8,716	47
	First Internet Bancorp	1,900	47
*	Farmers Capital Bank Corp.	1,626	46
*	Jernigan Capital Inc.	2,148	44
	HopFed Bancorp Inc.	3,323	39
	Guaranty Federal
	Bancshares Inc.	2,564	38
	Northrim BanCorp Inc.	1,390	36
	Community West
	Bancshares	5,000	33
	Citizens Community
	Bancorp Inc.	3,545	32
	California First National
	Bancorp	2,366	32
	Manning & Napier Inc.	3,200	32
	Federal Agricultural
	Mortgage Corp. Class A	1,021	29
	Preferred Bank	950	29
	Independence Holding Co.	2,059	27
	Cheviot Financial Corp.	1,812	27
	Monarch Financial Holdings
	Inc.	2,100	26
	Pacific Continental Corp.	1,900	26
*	Carolina Bank Holdings Inc.	2,102	25
*	Regional Management Corp.	1,415	25
*	Pacific Mercantile Bancorp	3,311	25
*	Bear State Financial Inc.	2,685	25
	Northeast Bancorp	2,506	25
	QC Holdings Inc.	13,215	25

			Market
			Value
		Shares	($000)
*	Sun Bancorp Inc.	1,058	20
*	HomeTrust Bancshares Inc.	1,176	20
	Heritage Financial Group Inc.	609	18
*	Seacoast Banking Corp. of
	Florida	1,163	18
	Penns Woods Bancorp Inc.	414	18
	First Bancorp Inc.	902	18
*	Internet Patents Corp.	4,802	14
	Independent Bank Corp.	1,015	14
	Baylake Corp.	1,000	13
	MutualFirst Financial Inc.	544	13
*	Ohr Pharmaceutical Inc.	5,000	13
	Riverview Bancorp Inc.	2,700	12
	Middleburg Financial Corp.	611	11
	Fidelity Southern Corp.	549	10
	Eagle Bancorp Montana Inc.	830	9
	Home Bancorp Inc.	343	9
	MidSouth Bancorp Inc.	520	8
	Wheeler REIT Inc.	3,900	8
*	Royal Bancshares of
	Pennsylvania Inc.	3,688	7
	Kingstone Cos. Inc.	909	7
	WVS Financial Corp.	511	6
	Fox Chase Bancorp Inc.	337	6
	IF Bancorp Inc.	342	6
*	American Realty Investors
	Inc.	797	4
	MidWestOne Financial
	Group Inc.	100	3
	Hingham Institution for
	Savings	27	3
	Horizon Bancorp	115	3
	United Community Bancorp	200	3
	Orrstown Financial Services
	Inc.	153	2
	Sotherly Hotels Inc.	300	2
	Bank of South Carolina Corp.	100	2
*	Tejon Ranch Co.
	Warrants Exp. 08/31/2016	1,629	1
	SI Financial Group Inc.	31	—
	Salisbury Bancorp Inc.	11	—
	Old Line Bancshares Inc.	17	—
*	Transcontinental Realty
	Investors Inc.	12	—
*	Vestin Realty Mortgage II
	Inc.	22	—
			8,078,754
Health Care (14.2%)
	Johnson & Johnson	5,226,311	509,356
	Pfizer Inc.	11,615,689	389,474
	Gilead Sciences Inc.	2,772,209	324,570
	Merck & Co. Inc.	5,329,410	303,403
*	Allergan plc	740,686	224,769
	Amgen Inc.	1,434,219	220,181

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	UnitedHealth Group Inc.	1,792,682	218,707
	Bristol-Myers Squibb Co.	3,144,499	209,235
	AbbVie Inc.	3,073,751	206,525
	Medtronic plc	2,688,223	199,197
*	Biogen Inc.	443,694	179,226
*	Celgene Corp.	1,496,204	173,163
	Eli Lilly & Co.	1,879,647	156,932
	Abbott Laboratories	2,808,307	137,832
*	Express Scripts Holding
	Co.	1,375,670	122,352
	Thermo Fisher Scientific
	Inc.	745,887	96,786
	Aetna Inc.	661,155	84,271
	Anthem Inc.	496,852	81,553
*	Alexion Pharmaceuticals
	Inc.	447,028	80,809
	Cigna Corp.	485,848	78,707
*	Regeneron
	Pharmaceuticals Inc.	141,884	72,379
	Baxter International Inc.	1,019,855	71,318
*	Illumina Inc.	270,288	59,020
	Stryker Corp.	605,178	57,837
*	Vertex Pharmaceuticals
	Inc.	455,070	56,192
	Becton Dickinson and Co.	392,560	55,606
*	HCA Holdings Inc.	592,948	53,792
	Humana Inc.	281,205	53,789
*	Mylan NV	781,991	53,066
	Perrigo Co. plc	264,694	48,923
*	Boston Scientific Corp.	2,500,873	44,265
*	BioMarin Pharmaceutical
	Inc.	301,862	41,289
	Zoetis Inc.	848,137	40,897
	St. Jude Medical Inc.	528,726	38,634
	Zimmer Biomet Holdings
	Inc.	319,378	34,886
*	Intuitive Surgical Inc.	68,799	33,333
*	Incyte Corp.	300,781	31,344
*	Endo International plc	381,320	30,372
*	Edwards Lifesciences
	Corp.	202,714	28,873
*	Hospira Inc.	321,595	28,529
*	DaVita HealthCare
	Partners Inc.	324,435	25,783
*	Mallinckrodt plc	218,958	25,776
	Universal Health Services
	Inc. Class B	172,611	24,528
	CR Bard Inc.	139,814	23,866
*	Laboratory Corp. of
	America Holdings	187,925	22,780
*	Henry Schein Inc.	157,753	22,420
	Quest Diagnostics Inc.	271,720	19,705
*	Waters Corp.	148,962	19,124
*	Jazz Pharmaceuticals plc	108,469	19,098
*	Alkermes plc	278,519	17,920

			Market
			Value
		Shares	($000)
*	Hologic Inc.	447,537	17,033
*	Medivation Inc.	148,425	16,950
	Cooper Cos. Inc.	91,011	16,197
*	Centene Corp.	198,812	15,985
*	Varian Medical Systems
	Inc.	188,230	15,873
*	Alnylam Pharmaceuticals
	Inc.	125,975	15,101
	ResMed Inc.	264,259	14,896
*	United Therapeutics Corp.	83,563	14,536
*	Envision Healthcare
	Holdings Inc.	346,854	13,694
	DENTSPLY International
	Inc.	264,296	13,624
*	MEDNAX Inc.	180,966	13,411

*	Community Health

	Systems Inc.	208,915	13,155
*	Isis Pharmaceuticals Inc.	222,690	12,816
*	Brookdale Senior Living
	Inc.	345,672	11,995
*	IDEXX Laboratories Inc.	177,588	11,391
*	DexCom Inc.	138,453	11,073
*	Sirona Dental Systems Inc.	109,251	10,971
*	Tenet Healthcare Corp.	185,336	10,727
	Teleflex Inc.	77,985	10,563
*	Bluebird Bio Inc.	60,593	10,202
*	Quintiles Transnational
	Holdings Inc.	136,795	9,933
*	Health Net Inc.	139,930	8,972
*	Receptos Inc.	46,641	8,864
*	Team Health Holdings Inc.	134,462	8,784
*	Seattle Genetics Inc.	174,666	8,454
*	Acadia Healthcare Co. Inc.	107,071	8,387
*	Horizon Pharma plc	238,133	8,273
*	Cepheid	132,767	8,119
*	Align Technology Inc.	128,623	8,066
	Patterson Cos. Inc.	165,731	8,063
*	Alere Inc.	150,054	7,915
	West Pharmaceutical
	Services Inc.	127,925	7,430
*	LifePoint Health Inc.	83,675	7,276
	STERIS Corp.	112,752	7,266
	HealthSouth Corp.	157,091	7,236
*	Dyax Corp.	271,736	7,201
*	Neurocrine Biosciences
	Inc.	150,731	7,199

*	Intercept Pharmaceuticals

	Inc.	29,298	7,072
*	WellCare Health Plans Inc.	82,791	7,023
	Bio-Techne Corp.	69,923	6,885
*	PAREXEL International
	Corp.	103,205	6,637
*,^	OPKO Health Inc.	401,319	6,453
*	Amsurg Corp.	90,630	6,340

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	ACADIA Pharmaceuticals
	Inc.	150,413	6,299
*	Charles River Laboratories
	International Inc.	89,167	6,272
*	Akorn Inc.	141,904	6,196
*	Puma Biotechnology Inc.	50,245	5,866
*	Agios Pharmaceuticals Inc.	52,723	5,860
*	Impax Laboratories Inc.	127,513	5,855
	Hill-Rom Holdings Inc.	106,826	5,804
*	Bio-Rad Laboratories Inc.
	Class A	38,352	5,776
*	Molina Healthcare Inc.	77,916	5,478
*	Novavax Inc.	479,147	5,338
*	Catalent Inc.	175,465	5,146
*	Ultragenyx Pharmaceutical
	Inc.	49,497	5,068
*	Anacor Pharmaceuticals
	Inc.	64,745	5,013
*,^	Exact Sciences Corp.	166,571	4,954
*,^	Myriad Genetics Inc.	137,221	4,664
*	Pacira Pharmaceuticals Inc.	64,947	4,593
*	Celldex Therapeutics Inc.	182,095	4,592
*	ABIOMED Inc.	69,558	4,572
*	Prestige Brands Holdings
	Inc.	98,292	4,545
*	Thoratec Corp.	101,764	4,536
*	Ligand Pharmaceuticals Inc.	42,887	4,327
*	NuVasive Inc.	90,528	4,289
	Cantel Medical Corp.	79,379	4,260
	Healthcare Services Group
	Inc.	128,868	4,259
*	Halozyme Therapeutics Inc.	188,603	4,259
*	Clovis Oncology Inc.	48,203	4,236
*	Intrexon Corp.	82,978	4,049
	Owens & Minor Inc.	119,083	4,049
*	Haemonetics Corp.	97,265	4,023
*	Bruker Corp.	192,445	3,928
*	AMAG Pharmaceuticals Inc.	56,007	3,868
	CONMED Corp.	62,170	3,623
^	Theravance Inc.	199,720	3,609
*	Halyard Health Inc.	88,587	3,588
*	Acorda Therapeutics Inc.	106,729	3,557
*	Medicines Co.	123,495	3,533
*	Magellan Health Inc.	50,378	3,530
*	ARIAD Pharmaceuticals Inc.	420,824	3,480
*	Masimo Corp.	89,307	3,460
*	Lannett Co. Inc.	57,111	3,395
*	Integra LifeSciences
	Holdings Corp.	50,385	3,394
*	Natus Medical Inc.	79,733	3,393
*	Momenta Pharmaceuticals
	Inc.	147,270	3,359
*	Portola Pharmaceuticals
	Inc. Class A	73,570	3,351
*	Insulet Corp.	107,698	3,337

			Market
			Value
		Shares	($000)
*	Globus Medical Inc.	127,247	3,266
*	Depomed Inc.	151,208	3,245
*	Nektar Therapeutics	254,917	3,189
*,^	Kite Pharma Inc.	52,016	3,171
*	Neogen Corp.	66,425	3,151
*	Air Methods Corp.	73,506	3,039
*	KYTHERA
	Biopharmaceuticals Inc.	40,126	3,022
*	Arena Pharmaceuticals Inc.	648,177	3,008
*	Ophthotech Corp.	57,532	2,995
*	BioCryst Pharmaceuticals
	Inc.	199,600	2,980
*	Amedisys Inc.	73,458	2,919
	Kindred Healthcare Inc.	143,298	2,908
*	Ironwood Pharmaceuticals
	Inc. Class A	238,843	2,880
*	HMS Holdings Corp.	166,248	2,854
*	Bio-Reference Laboratories
	Inc.	68,641	2,831
*	Insys Therapeutics Inc.	78,806	2,831
	Abaxis Inc.	54,455	2,803
*	Emergent BioSolutions Inc.	84,823	2,795
*	Cyberonics Inc.	47,001	2,795
*	Chimerix Inc.	60,244	2,783
*	Array BioPharma Inc.	368,404	2,656
	Analogic Corp.	33,604	2,651
*,^	MannKind Corp.	456,860	2,600
*	Sarepta Therapeutics Inc.	85,051	2,588
	Select Medical Holdings
	Corp.	155,229	2,515
*	PTC Therapeutics Inc.	51,322	2,470
*	Achillion Pharmaceuticals
	Inc.	277,869	2,462
*	ImmunoGen Inc.	170,979	2,459
*	Wright Medical Group Inc.	92,005	2,416
*	MacroGenics Inc.	63,229	2,401
*	Tetraphase
	Pharmaceuticals Inc.	50,290	2,386
*	ICU Medical Inc.	24,513	2,345
*	Affymetrix Inc.	213,653	2,333
*,^	Exelixis Inc.	619,405	2,329
*,^	Keryx Biopharmaceuticals
	Inc.	232,270	2,318
*	HeartWare International Inc.	31,746	2,308
*	Cynosure Inc. Class A	59,177	2,283
	PDL BioPharma Inc.	342,206	2,200
*	Cempra Inc.	63,400	2,178
*	Epizyme Inc.	90,126	2,163
*	TESARO Inc.	34,670	2,038
*	NewLink Genetics Corp.	44,227	1,958
*,^	MiMedx Group Inc.	166,909	1,934
*	Agenus Inc.	223,971	1,933
*	Amicus Therapeutics Inc.	136,244	1,928
*,^	Albany Molecular Research
	Inc.	94,299	1,907

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Dynavax Technologies Corp.	81,281	1,904
*	AtriCure Inc.	77,110	1,900
	Ensign Group Inc.	35,174	1,796
*,^	ZIOPHARM Oncology Inc.	149,541	1,795
*	Capital Senior Living Corp.	72,935	1,787
*	Advaxis Inc.	85,838	1,745
*,^	Cerus Corp.	333,916	1,733
*	Relypsa Inc.	50,900	1,684
*	Geron Corp.	392,919	1,682
*	Inovio Pharmaceuticals Inc.	203,107	1,657
*	Alder Biopharmaceuticals
	Inc.	31,188	1,652
*	ANI Pharmaceuticals Inc.	26,551	1,648
*	Insmed Inc.	67,026	1,637
*,^	Arrowhead Research Corp.	227,842	1,629
*	Aegerion Pharmaceuticals
	Inc.	85,441	1,621
*	Accuray Inc.	239,099	1,612
	Atrion Corp.	4,104	1,610
*	Omnicell Inc.	42,481	1,602
*	AngioDynamics Inc.	96,832	1,588
*	Anika Therapeutics Inc.	47,856	1,581
*	Infinity Pharmaceuticals Inc.	141,893	1,554
*,^	Juno Therapeutics Inc.	29,106	1,552
*	TherapeuticsMD Inc.	195,515	1,537
*	Merrimack Pharmaceuticals
	Inc.	122,578	1,516
*	Repligen Corp.	36,671	1,513
*,^	Foundation Medicine Inc.	44,412	1,503
*	Almost Family Inc.	37,007	1,477
*	Raptor Pharmaceutical Corp.	92,344	1,458
*	VWR Corp.	54,433	1,455
*	Genomic Health Inc.	52,221	1,451
*	PharMerica Corp.	43,345	1,443
*	Cardiovascular Systems Inc.	53,510	1,415
*	Enanta Pharmaceuticals Inc.	30,500	1,372
*	Adeptus Health Inc.
	Class A	14,420	1,370
*	Radius Health Inc.	20,201	1,368
*	CorVel Corp.	42,388	1,357
*	Anthera Pharmaceuticals
	Inc.	157,068	1,354
*	Esperion Therapeutics Inc.	16,522	1,351
*	Cutera Inc.	85,138	1,318
*,^	Omeros Corp.	72,872	1,311
	Invacare Corp.	59,377	1,284
*	Spectranetics Corp.	55,521	1,278
*	BioDelivery Sciences
	International Inc.	154,829	1,232
*	ChemoCentryx Inc.	146,990	1,210
	Meridian Bioscience Inc.	64,152	1,196
*	BioSpecifics Technologies
	Corp.	22,882	1,181
*	Endologix Inc.	76,842	1,179
*	BioScrip Inc.	322,088	1,169

			Market
			Value
		Shares	($000)
*	BioTelemetry Inc.	122,817	1,158
*	NxStage Medical Inc.	80,882	1,155
*	Sage Therapeutics Inc.	15,821	1,155
*	Addus HomeCare Corp.	41,208	1,148
*	Curis Inc.	346,109	1,146
*	Catalyst Pharmaceuticals
	Inc.	276,282	1,141
*	IPC Healthcare Inc.	19,084	1,057
*,^	BioTime Inc.	287,499	1,044
*	Sangamo BioSciences Inc.	92,412	1,025
*	Hanger Inc.	43,703	1,024
*,^	Accelerate Diagnostics Inc.	39,464	1,019
*	Fluidigm Corp.	41,553	1,006
*	Merit Medical Systems Inc.	46,428	1,000
	CryoLife Inc.	88,331	996
*	Quidel Corp.	42,007	964
*	Corcept Therapeutics Inc.	158,232	951
*	FibroGen Inc.	40,184	944
*	SciClone Pharmaceuticals
	Inc.	95,450	937
*	Retrophin Inc.	28,216	935
*	AcelRx Pharmaceuticals
	Inc.	220,042	933
*	Healthways Inc.	77,611	930
*	CTI BioPharma Corp.	476,159	929
*	Triple-S Management Corp.
	Class B	36,112	927
*	Tornier NV	36,911	922
*	Sagent Pharmaceuticals
	Inc.	37,556	913
*,^	Idera Pharmaceuticals Inc.	245,902	912
*,^	Organovo Holdings Inc.	238,645	900
*	LDR Holding Corp.	20,800	900
*,^	AVEO Pharmaceuticals Inc.	515,800	898
*	Theravance Biopharma Inc.	66,087	860
*	ArQule Inc.	537,532	860
*	Antares Pharma Inc.	413,327	860
*	Zeltiq Aesthetics Inc.	27,712	817
*	Orexigen Therapeutics Inc.	164,407	814
*	Luminex Corp.	46,438	802
*,^	Fortress Biotech Inc.	237,089	797
*	Durect Corp.	326,659	781
*	Heron Therapeutics Inc.	24,900	776
*	Lexicon Pharmaceuticals
	Inc.	95,684	770
*,^	BIND Therapeutics Inc.	136,033	760
*	LHC Group Inc.	19,704	754
*	Exactech Inc.	34,989	729
*	Surgical Care Affiliates Inc.	18,953	727
*,^	Galena Biopharma Inc.	424,609	722
*	Nevro Corp.	13,222	711
*	Orthofix International NV	20,831	690
*	Alliance HealthCare
	Services Inc.	36,608	684
*	Eagle Pharmaceuticals Inc.	8,300	671

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	ZS Pharma Inc.	12,717	666
*	Spectrum Pharmaceuticals
	Inc.	92,611	633
*	Lion Biotechnologies Inc.	68,925	632
*	Alphatec Holdings Inc.	452,502	624
*	HealthStream Inc.	20,427	621
*	OvaScience Inc.	21,300	616
*	Aratana Therapeutics Inc.	40,600	614
*	Immunomedics Inc.	150,892	613
*	Concert Pharmaceuticals
	Inc.	40,450	602
*	Acceleron Pharma Inc.	18,740	593
*	Avalanche Biotechnologies
	Inc.	36,389	591
*,^	Alimera Sciences Inc.	121,750	561
*	Karyopharm Therapeutics
	Inc.	20,202	550
*	PRA Health Sciences Inc.	15,032	546
	US Physical Therapy Inc.	9,658	529
*,^	Athersys Inc.	431,868	523
*,^	VIVUS Inc.	217,970	514
*	Dicerna Pharmaceuticals
	Inc.	35,621	497
*,^	IGI Laboratories Inc.	78,107	492
*	Biolase Inc.	281,018	489
*,^	Endocyte Inc.	91,845	477
*	Juniper Pharmaceuticals
	Inc.	51,226	469
*	XenoPort Inc.	75,008	460
*,^	Ampio Pharmaceuticals Inc.	193,912	460
*	Five Star Quality Care Inc.	94,576	454
*	Aerie Pharmaceuticals Inc.	25,600	452
*	Amphastar Pharmaceuticals
	Inc.	24,874	437
*,^	CytRx Corp.	117,384	437
*,^	Synergy Pharmaceuticals
	Inc.	52,523	436
*	Universal American Corp.	42,372	429
*	Coherus Biosciences Inc.	14,735	426
*	Vascular Solutions Inc.	12,069	419
	National HealthCare Corp.	6,358	413
*	Osiris Therapeutics Inc.	21,027	409
	Digirad Corp.	93,523	406
*,^	Rockwell Medical Inc.	25,143	405
*	XOMA Corp.	103,772	403
*	OraSure Technologies Inc.	73,080	394
*	Inogen Inc.	8,643	385
*	Vanda Pharmaceuticals Inc.	30,224	384
*	Progenics Pharmaceuticals
	Inc.	50,891	380
*	SurModics Inc.	15,857	371
*	Zogenix Inc.	220,124	370
*	Rigel Pharmaceuticals Inc.	109,592	352
*	INC Research Holdings Inc.
	Class A	8,233	330

			Market
			Value
		Shares	($000)
*	RTI Surgical Inc.	50,534	326
*	POZEN Inc.	31,094	321
*	NeoGenomics Inc.	59,111	320
*	Ardelyx Inc.	18,836	301
*	Enzo Biochem Inc.	98,908	300
*,^	Apricus Biosciences Inc.	174,727	299
*	Supernus Pharmaceuticals
	Inc.	17,372	295
*,^	Neuralstem Inc.	149,054	289
*	Cytokinetics Inc.	42,787	288
*	Atara Biotherapeutics Inc.	5,400	285
*	Otonomy Inc.	12,231	281
*	Dermira Inc.	15,936	280
*	Bellicum Pharmaceuticals
	Inc.	12,967	276
*	Akebia Therapeutics Inc.	26,220	270
*	Sequenom Inc.	85,701	261
*	Harvard Bioscience Inc.	45,022	257
*,^	Navidea Biopharmaceuticals
	Inc.	158,410	255
*	OncoMed Pharmaceuticals
	Inc.	10,900	245
*	GenMark Diagnostics Inc.	24,632	223
*	STAAR Surgical Co.	22,704	219
*	Zafgen Inc.	6,300	218
*,^	Northwest Biotherapeutics
	Inc.	21,900	217
	LeMaitre Vascular Inc.	17,245	208
*	Wright Medical Group Inc.
	CVR Exp. 12/31/2049	50,806	204
*,^	Acura Pharmaceuticals Inc.	205,102	202
*,^	Unilife Corp.	93,651	201
*	Oncothyreon Inc.	51,256	192
*	Symmetry Surgical Inc.	20,007	174
*,^	XBiotech Inc.	9,598	174
*	Pernix Therapeutics
	Holdings Inc.	28,805	171
	Enzon Pharmaceuticals Inc.	141,847	170
*	Spark Therapeutics Inc.	2,818	170
*	Repros Therapeutics Inc.	23,614	169
*,^	iBio Inc.	177,100	168
*	Xencor Inc.	7,200	158
*	Regulus Therapeutics Inc.	14,100	155
*	Cumberland
	Pharmaceuticals Inc.	21,189	152
*	Biodel Inc.	145,521	150
*	Five Prime Therapeutics
	Inc.	5,800	144
*	Entellus Medical Inc.	5,448	141
*	Genesis Healthcare Inc.	21,297	141
*	Intersect ENT Inc.	4,700	135
*	RadNet Inc.	19,852	133
*	Calithera Biosciences Inc.	18,562	133
*	Peregrine Pharmaceuticals
	Inc.	98,096	129

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Bovie Medical Corp.	45,545	127
*,^	Hansen Medical Inc.	135,025	124
*	Derma Sciences Inc.	16,573	119
*	Alexza Pharmaceuticals Inc.	104,627	114
*	K2M Group Holdings Inc.	4,700	113
*	InfuSystems Holdings Inc.	34,480	110
*	Paratek Pharmaceuticals
	Inc.	4,104	106
*	GTx Inc.	69,694	102
*	Stemline Therapeutics Inc.	8,700	102
*,^	BG Medicine Inc.	182,278	100
*	Versartis Inc.	6,517	99
*	Nobilis Health Corp.	14,331	97
*,^	ARCA biopharma Inc.	81,100	93
*	CorMedix Inc.	23,400	91
*	TG Therapeutics Inc.	5,400	90
*	Pain Therapeutics Inc.	51,137	88
*	Flex Pharma Inc.	5,140	88
*,^	EnteroMedics Inc.	140,131	87
	AdCare Health Systems
	Inc.	25,016	87
*	MEI Pharma Inc.	48,787	83
*	Achaogen Inc.	13,533	82
*	Avinger Inc.	6,264	81
*	Synergetics USA Inc.	16,877	79
*	Cytori Therapeutics Inc.	139,519	78
*	Vericel Corp.	20,679	74
*,^	Celladon Corp.	57,900	73
*	Carbylan Therapeutics Inc.	10,130	72
*	Heska Corp.	2,424	72
	Psychemedics Corp.	4,661	69
*	Vical Inc.	96,241	67
*	Catabasis Pharmaceuticals
	Inc.	5,346	65
*	Tandem Diabetes Care Inc.	6,010	65
*	Glaukos Corp.	2,120	61
*	Targacept Inc.	21,867	61
*,^	Actinium Pharmaceuticals
	Inc.	23,000	61
*	Hooper Holmes Inc.	300,038	57
*	Synta Pharmaceuticals
	Corp.	25,225	56
*	Sunesis Pharmaceuticals
	Inc.	18,400	55
*	Venaxis Inc.	122,333	55
*	Threshold Pharmaceuticals
	Inc.	13,478	54
*	Seres Therapeutics Inc.	1,211	50
*	Celsion Corp.	21,241	50
*	Discovery Laboratories Inc.	62,288	42
*	Cancer Genetics Inc.	3,500	41
*	CASI Pharmaceuticals Inc.	22,562	40
*	Mast Therapeutics Inc.	81,953	40
*	Revance Therapeutics Inc.	1,200	38
*	Nivalis Therapeutics Inc.	2,432	37

			Market
			Value
		Shares	($000)
*	ERBA Diagnostics Inc.	15,727	34
*	CEL-SCI Corp.	51,277	34
*,^	Oculus Innovative Sciences
	Inc.	23,597	34
*	Neothetics Inc.	3,040	27
*	Argos Therapeutics Inc.	3,850	26
*	Presbia plc	3,100	26
*	Veracyte Inc.	2,228	25
*	EndoChoice Holdings Inc.	1,463	24
*,^	Biocept Inc.	8,600	22
*	Hemispherx Biopharma Inc. 96,879		20
*	Perseon Corp.	10,278	19
*	Ocular Therapeutix Inc.	910	19
*	Cesca Therapeutics Inc.	22,057	19
*,^	Vital Therapies Inc.	800	17
*	ADMA Biologics Inc.	1,800	17
*	Harvard Apparatus
	Regenerative Technology
	Inc.	11,255	16
*	Sucampo Pharmaceuticals
	Inc. Class A	958	16
*	StemCells Inc.	27,652	15
*	Cardica Inc.	29,575	15
*	MGC Diagnostics Corp.	2,800	15
*	Stereotaxis Inc.	7,252	10
	Diversicare Healthcare
	Services Inc.	800	10
*	Cleveland BioLabs Inc.	1,765	8
*	EPIRUS
	Biopharmaceuticals Inc.	1,003	6
*	CAS Medical Systems Inc.	4,100	5
*	Delcath Systems Inc.	4,736	5
*	OncoGenex
	Pharmaceuticals Inc.	1,867	4
*	Onconova Therapeutics Inc. 1,800		4
	Utah Medical Products Inc.	68	4
	Birner Dental Management
	Services Inc.	265	3
	Daxor Corp.	161	1
*	ProPhase Labs Inc.	465	1
*	Nanosphere Inc.	37	—
*	Cogentix Medical Inc.	28	—
			6,071,921
Industrials (12.3%)
	General Electric Co.	19,006,901	505,013
	3M Co.	1,193,167	184,106
	United Technologies
	Corp.	1,595,323	176,969
	Boeing Co.	1,173,963	162,852
	Union Pacific Corp.	1,656,546	157,985
	Honeywell International
	Inc.	1,397,556	142,509
	United Parcel Service Inc.
	Class B	1,323,296	128,241
	Accenture plc Class A	1,180,736	114,272

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Caterpillar Inc.	1,139,415	96,645
	Danaher Corp.	1,127,653	96,516
	Lockheed Martin Corp.	504,228	93,736
	FedEx Corp.	505,927	86,210
	General Dynamics Corp.	530,010	75,097
	Automatic Data
	Processing Inc.	893,124	71,655
	Emerson Electric Co.	1,260,699	69,881
	CSX Corp.	1,861,949	60,793
	Eaton Corp. plc	879,530	59,359
	Deere & Co.	598,348	58,070
	Northrop Grumman Corp.	365,585	57,993
	Raytheon Co.	577,741	55,278
	Illinois Tool Works Inc.	589,512	54,111
	Norfolk Southern Corp.	577,836	50,480
	Precision Castparts Corp.	247,675	49,503
	TE Connectivity Ltd.	763,634	49,102
	Cummins Inc.	342,024	44,870
	PACCAR Inc.	666,432	42,525
*	LinkedIn Corp. Class A	205,617	42,487
	Sherwin-Williams Co.	151,612	41,696
	Waste Management Inc.	863,074	40,003
*	Fiserv Inc.	448,712	37,167
	Amphenol Corp. Class A	583,074	33,801
	Ingersoll-Rand plc	494,963	33,370
	Fidelity National
	Information Services Inc.	533,347	32,961
	Roper Technologies Inc.	188,678	32,539
*	Alliance Data Systems
	Corp.	111,122	32,441
	Rockwell Automation Inc.	254,623	31,736
	Tyco International plc	789,577	30,383
	Parker-Hannifin Corp.	248,513	28,910
	Paychex Inc.	614,364	28,801
	WW Grainger Inc.	115,358	27,299
	Pall Corp.	200,531	24,956
	AMETEK Inc.	453,852	24,862
	Agilent Technologies Inc.	632,222	24,391
	Pentair plc	343,469	23,613
	Rockwell Collins Inc.	249,051	23,000
*	FleetCor Technologies Inc.	146,690	22,892
	Xerox Corp.	2,079,149	22,122
	Dover Corp.	306,958	21,542
*	TransDigm Group Inc.	95,493	21,454
*	Stericycle Inc.	159,637	21,377
	Fastenal Co.	500,662	21,118
	Textron Inc.	469,067	20,934
	Vulcan Materials Co.	247,911	20,807
*	Verisk Analytics Inc.
	Class A	284,850	20,726
	Sealed Air Corp.	396,489	20,372
	Kansas City Southern	207,873	18,958
	Republic Services Inc.
	Class A	464,673	18,201
	Ball Corp.	258,574	18,139

			Market
			Value
		Shares	($000)
*	Mettler-Toledo
	International Inc.	52,895	18,062
	Masco Corp.	658,029	17,550
	CH Robinson Worldwide
	Inc.	275,139	17,166
	Martin Marietta Materials
	Inc.	120,036	16,986
*	Sensata Technologies
	Holding NV	318,310	16,788
	Towers Watson & Co.
	Class A	130,983	16,478
	Wabtec Corp.	172,073	16,216
*	United Rentals Inc.	181,586	15,911
	L-3 Communications
	Holdings Inc.	139,716	15,841
	Expeditors International of
	Washington Inc.	342,677	15,799
	Cintas Corp.	176,929	14,966
*	WestRock Co.	245,702	14,963
	MeadWestvaco Corp.	314,950	14,862
	Fluor Corp.	277,899	14,731
	Acuity Brands Inc.	81,716	14,707
*	Spirit AeroSystems
	Holdings Inc. Class A	265,661	14,641
	JB Hunt Transport
	Services Inc.	175,690	14,422
*	Crown Holdings Inc.	261,289	13,825
	Fortune Brands Home
	& Security Inc.	298,831	13,692
	Robert Half International
	Inc.	241,823	13,421
	Flowserve Corp.	253,646	13,357
	ManpowerGroup Inc.	147,466	13,181
	Total System Services Inc.	313,636	13,101
	Global Payments Inc.	126,257	13,061
	Xylem Inc.	343,342	12,728
	Carlisle Cos. Inc.	122,480	12,263
*	Flextronics International
	Ltd.	1,078,028	12,192
	Macquarie Infrastructure
	Corp.	142,365	11,764
*	CoStar Group Inc.	57,819	11,637
	IDEX Corp.	147,367	11,580
	Packaging Corp. of
	America	185,299	11,579
*	Quanta Services Inc.	400,232	11,535
*	Trimble Navigation Ltd.	488,181	11,453
	Broadridge Financial
	Solutions Inc.	227,681	11,386
	Valspar Corp.	138,843	11,360
	PerkinElmer Inc.	212,876	11,206
*	HD Supply Holdings Inc.	315,448	11,097
	B/E Aerospace Inc.	198,398	10,892
	Allegion plc	180,376	10,848
	ADT Corp.	322,570	10,829

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Zebra Technologies Corp.	95,874	10,647
	Avnet Inc.	256,872	10,560
	Hubbell Inc. Class B	96,711	10,472
*	Vantiv Inc. Class A	273,930	10,461
	Waste Connections Inc.	221,938	10,458
	AO Smith Corp.	143,527	10,331
	Huntington Ingalls
	Industries Inc.	90,979	10,243
*	Arrow Electronics Inc.	180,160	10,053
	Jack Henry & Associates
	Inc.	153,756	9,948
*	Keysight Technologies Inc.	316,275	9,865
*	Jacobs Engineering Group
	Inc.	241,759	9,820
*	AECOM	292,574	9,678
	Donaldson Co. Inc.	258,780	9,264
^	Chicago Bridge & Iron Co.
	NV	184,519	9,233
	Hexcel Corp.	180,278	8,967
	Allison Transmission
	Holdings Inc.	305,000	8,924
*	Old Dominion Freight Line
	Inc.	129,398	8,877
	Ryder System Inc.	99,874	8,726
	Owens Corning	210,553	8,685
	Nordson Corp.	110,873	8,636
	Graphic Packaging Holding
	Co.	615,837	8,579
	AGCO Corp.	147,866	8,396
*	WEX Inc.	73,357	8,361
	Bemis Co. Inc.	183,726	8,270
	Orbital ATK Inc.	112,064	8,221
	FLIR Systems Inc.	266,421	8,211
	MAXIMUS Inc.	124,485	8,182
	Sonoco Products Co.	190,711	8,174
	Lennox International Inc.	75,795	8,162
	Lincoln Electric Holdings
	Inc.	130,413	7,941
	Graco Inc.	111,549	7,923
	AptarGroup Inc.	121,957	7,777
	Trinity Industries Inc.	293,108	7,747
*	Kirby Corp.	99,482	7,626
*	Genesee & Wyoming Inc.
	Class A	99,591	7,587
*	Colfax Corp.	163,283	7,536
	Cognex Corp.	154,917	7,452
*	Berry Plastics Group Inc.	224,812	7,284
	ITT Corp.	171,529	7,177
*	Owens-Illinois Inc.	310,536	7,124
	Jabil Circuit Inc.	327,732	6,977
	Eagle Materials Inc.	90,270	6,890
	MDU Resources Group
	Inc.	348,120	6,799
	Toro Co.	100,200	6,792
	Joy Global Inc.	184,095	6,664

			Market
			Value
		Shares	($000)
	Babcock & Wilcox Co.	201,106	6,596
*	Genpact Ltd.	307,201	6,553
	FEI Co.	78,780	6,533
	Belden Inc.	80,401	6,531
	RR Donnelley & Sons Co.	372,130	6,486
	MSC Industrial Direct Co.
	Inc. Class A	91,472	6,382
*	Teledyne Technologies Inc.	60,132	6,345
	Triumph Group Inc.	95,040	6,272
	Oshkosh Corp.	147,268	6,241
	Air Lease Corp. Class A	183,921	6,235
	World Fuel Services Corp.	129,436	6,206
	National Instruments Corp.	209,999	6,187
*	XPO Logistics Inc.	134,620	6,082
	Woodward Inc.	110,346	6,068
*	CoreLogic Inc.	151,953	6,031
	Watsco Inc.	48,389	5,988
	CLARCOR Inc.	94,719	5,895
	EnerSys	83,718	5,885
	Curtiss-Wright Corp.	81,028	5,870
	Deluxe Corp.	94,008	5,828
*	Euronet Worldwide Inc.	94,118	5,807
*	WESCO International Inc.	84,043	5,769
	Landstar System Inc.	84,339	5,640
	Regal Beloit Corp.	76,146	5,527
	CEB Inc.	63,371	5,517
	Timken Co.	150,455	5,502
*	IPG Photonics Corp.	63,907	5,443
	EMCOR Group Inc.	113,322	5,413
	KBR Inc.	273,417	5,326
*,^	Ambarella Inc.	51,485	5,287
	Crane Co.	87,703	5,151
*	Clean Harbors Inc.	95,786	5,148
	Kennametal Inc.	149,366	5,096
*	Esterline Technologies
	Corp.	53,333	5,085
	SPX Corp.	69,578	5,037
	HEICO Corp. Class A	98,939	5,023
	Manitowoc Co. Inc.	254,985	4,998
*	Generac Holdings Inc.	123,965	4,928
*	Moog Inc. Class A	68,785	4,862
	Valmont Industries Inc.	40,853	4,856
	Booz Allen Hamilton
	Holding Corp. Class A	181,494	4,581
*	USG Corp.	164,563	4,573
*	Louisiana-Pacific Corp.	267,387	4,554
	Covanta Holding Corp.	211,114	4,474
	Terex Corp.	190,718	4,434
	GATX Corp.	83,304	4,428
	Silgan Holdings Inc.	83,538	4,407
*	KLX Inc.	99,650	4,398
	Convergys Corp.	167,571	4,271
	Con-way Inc.	108,257	4,154
*	Advisory Board Co.	75,329	4,118
	Littelfuse Inc.	42,701	4,052

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	FTI Consulting Inc.	96,816	3,993
*	Cimpress NV	45,963	3,868
*	DigitalGlobe Inc.	137,426	3,819
*	Universal Display Corp.	73,102	3,782
*	AMN Healthcare Services
	Inc.	119,549	3,777
*	Masonite International
	Corp.	53,648	3,761
	Mueller Industries Inc.	107,027	3,716
*	Rexnord Corp.	154,938	3,705
*	Swift Transportation Co.	162,787	3,690
	Barnes Group Inc.	92,416	3,603
*	Armstrong World
	Industries Inc.	67,569	3,600
	Apogee Enterprises Inc.	67,298	3,543
*	On Assignment Inc.	89,853	3,529
	Mobile Mini Inc.	83,602	3,515
	Heartland Payment
	Systems Inc.	65,017	3,514
*	Anixter International Inc.	53,175	3,464
	Outerwall Inc.	45,512	3,464
	Matson Inc.	81,525	3,427
*	Coherent Inc.	53,516	3,397
	Aircastle Ltd.	147,113	3,335
	ABM Industries Inc.	100,612	3,307
*,^	NeuStar Inc. Class A	111,909	3,269
	AZZ Inc.	62,894	3,258
	UniFirst Corp.	29,055	3,250
	G&K Services Inc.
	Class A	46,527	3,217
*	Sanmina Corp.	158,639	3,198
*	Cardtronics Inc.	85,720	3,176
*	TASER International Inc.	93,802	3,125
	Knight Transportation Inc.	116,117	3,105
*	RBC Bearings Inc.	42,786	3,070
	Tetra Tech Inc.	119,258	3,058
*	Huron Consulting Group
	Inc.	43,512	3,050
*	OSI Systems Inc.	42,777	3,028
*	Proto Labs Inc.	44,251	2,986
*	Benchmark Electronics Inc.	136,833	2,980
	Vishay Intertechnology Inc.	254,602	2,974
	Albany International Corp.	74,460	2,964
*,^	Knowles Corp.	162,329	2,938
	Brink’s Co.	98,606	2,902
*	Greatbatch Inc.	53,706	2,896
*	Atlas Air Worldwide
	Holdings Inc.	52,341	2,877
	MSA Safety Inc.	59,258	2,875
	Essendant Inc.	72,638	2,851
	Actuant Corp. Class A	123,359	2,848
	Applied Industrial
	Technologies Inc.	71,597	2,839
	Simpson Manufacturing Co.
	Inc.	81,997	2,788

			Market
			Value
		Shares	($000)
*	PHH Corp.	106,913	2,783
*	Astronics Corp.	39,218	2,780
*	Plexus Corp.	60,643	2,661
	Watts Water Technologies
	Inc. Class A	51,066	2,648
	Korn/Ferry International	75,955	2,641
*	Hub Group Inc. Class A	65,424	2,639
*	WageWorks Inc.	64,439	2,607
	Harsco Corp.	156,161	2,577
*	Aerojet Rocketdyne
	Holdings Inc.	124,226	2,560
	Forward Air Corp.	48,237	2,521
	Standex International Corp.	31,498	2,518
	Badger Meter Inc.	39,477	2,506
	AAON Inc.	109,939	2,476
	EVERTEC Inc.	115,169	2,446
*	Itron Inc.	70,896	2,442
	Franklin Electric Co. Inc.	75,223	2,432
*	Imperva Inc.	35,618	2,411
	Granite Construction Inc.	66,717	2,369
	EnPro Industries Inc.	41,353	2,366
*	ExamWorks Group Inc.	60,311	2,358
	AAR Corp.	73,727	2,350
	TimkenSteel Corp.	86,917	2,346
*	TriMas Corp.	78,912	2,336
	Comfort Systems USA Inc.	101,574	2,331
*	Headwaters Inc.	127,517	2,323
	Mueller Water Products Inc.
	Class A	251,963	2,293
	US Ecology Inc.	47,017	2,291
	ESCO Technologies Inc.	60,319	2,257
	Insperity Inc.	44,267	2,253
	Exponent Inc.	50,274	2,251
*	MasTec Inc.	112,896	2,243
^	Greenbrier Cos. Inc.	47,728	2,236
*	American Woodmark Corp.	40,513	2,222
*	Trex Co. Inc.	44,770	2,213
	Heartland Express Inc.	109,315	2,211
*	Navistar International Corp.	97,420	2,205
*	FARO Technologies Inc.	47,100	2,200
	CIRCOR International Inc.	39,598	2,159
	Astec Industries Inc.	51,154	2,139
	Altra Industrial Motion Corp.	77,971	2,119
	Brady Corp. Class A	85,593	2,118
*	Builders FirstSource Inc.	159,462	2,047
	Sturm Ruger & Co. Inc.	34,893	2,005
*	Veeco Instruments Inc.	69,361	1,993
	General Cable Corp.	100,939	1,992
	Greif Inc. Class A	55,467	1,988
	TAL International Group Inc.	62,890	1,987
*	Boise Cascade Co.	53,633	1,967
	CTS Corp.	100,421	1,935
	Werner Enterprises Inc.	72,897	1,914
	Methode Electronics Inc.	68,825	1,889
*	Meritor Inc.	140,406	1,842

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Quanex Building Products
	Corp.	85,754	1,838
	ArcBest Corp.	56,287	1,790
	Federal Signal Corp.	116,407	1,736
	Alamo Group Inc.	31,702	1,732
*	II-VI Inc.	90,420	1,716
*	Monster Worldwide Inc.	260,096	1,701
*	LifeLock Inc.	102,203	1,676
*	Wesco Aircraft Holdings
	Inc.	109,659	1,661
	Griffon Corp.	103,036	1,640
*	UTi Worldwide Inc.	163,910	1,637
*	Rogers Corp.	24,662	1,631
*	ExlService Holdings Inc.	47,159	1,631
*	CBIZ Inc.	169,116	1,630
	Universal Forest Products
	Inc.	31,127	1,620
	Myers Industries Inc.	83,524	1,587
	MTS Systems Corp.	22,874	1,577
*	TrueBlue Inc.	51,710	1,546
	Materion Corp.	43,545	1,535
	Kaman Corp.	36,477	1,530
	Acacia Research Corp.	173,634	1,523
	Heidrick & Struggles
	International Inc.	58,367	1,522
	Tennant Co.	23,178	1,514
	Celadon Group Inc.	73,056	1,511
	Marten Transport Ltd.	69,124	1,500
*	Rofin-Sinar Technologies
	Inc.	53,561	1,478
*	Inovalon Holdings Inc.
	Class A	52,186	1,456
*	DHI Group Inc.	163,340	1,452
	Cubic Corp.	30,496	1,451
	Raven Industries Inc.	71,348	1,451
*	Aegion Corp. Class A	75,694	1,434
^	Lindsay Corp.	16,299	1,433
	Otter Tail Corp.	53,601	1,426
	Ennis Inc.	76,648	1,425
*	TriNet Group Inc.	56,132	1,423
	Checkpoint Systems Inc.	137,714	1,402
*	Cross Country Healthcare
	Inc.	108,459	1,375
	American Railcar Industries
	Inc.	27,992	1,362
	TeleTech Holdings Inc.	50,076	1,356
	Argan Inc.	33,535	1,352
	AVX Corp.	97,640	1,314
	Park-Ohio Holdings Corp.	26,999	1,308
	Daktronics Inc.	108,468	1,286
*	Air Transport Services
	Group Inc.	122,354	1,283
*	ARC Document Solutions
	Inc.	167,539	1,275

			Market
			Value
		Shares	($000)
*	Sykes Enterprises Inc.	51,044	1,238
	H&E Equipment Services
	Inc.	61,062	1,219
*	EnerNOC Inc.	122,864	1,192
*	Saia Inc.	30,293	1,190
*	Covenant Transportation
	Group Inc. Class A	47,075	1,180
*	Global Cash Access
	Holdings Inc.	151,155	1,170
	Kadant Inc.	24,738	1,168
*	PAM Transportation
	Services Inc.	20,094	1,166
*	Bazaarvoice Inc.	196,332	1,156
*	PGT Inc.	78,865	1,144
*	GrafTech International Ltd.	229,081	1,136
*	Smith & Wesson Holding
	Corp.	68,259	1,132
	John Bean Technologies
	Corp.	29,902	1,124
*	Summit Materials Inc.
	Class A	43,832	1,118
*	Franklin Covey Co.	54,884	1,114
	NN Inc.	43,416	1,108
*	Tutor Perini Corp.	51,317	1,107
	Barrett Business Services
	Inc.	29,694	1,078
*	Ducommun Inc.	41,825	1,074
*	Era Group Inc.	51,662	1,058
	Black Box Corp.	52,300	1,046
	McGrath RentCorp	33,664	1,024
*	Quality Distribution Inc.	65,528	1,013
	Multi-Color Corp.	15,587	996
	Columbus McKinnon Corp.	39,135	978
*	GP Strategies Corp.	29,017	965
	Encore Wire Corp.	21,756	964
	Advanced Drainage
	Systems Inc.	32,527	954
*	Lionbridge Technologies
	Inc.	153,882	949
*	Navigant Consulting Inc.	63,647	946
	Gorman-Rupp Co.	33,255	934
*	DXP Enterprises Inc.	20,052	932
	Information Services Group
	Inc.	194,242	928
	ManTech International
	Corp. Class A	31,995	928
	American Science
	& Engineering Inc.	21,149	927
*	Fabrinet	48,405	907
*	Wabash National Corp.	71,596	898
	Primoris Services Corp.	44,917	889
*	M/A-COM Technology
	Solutions Holdings Inc.	23,235	889
*	Team Inc.	21,676	872

*	CRA International Inc. 44,811 1,249 Sun Hydraulics Corp. 22,809 869

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Kforce Inc.	37,720	863
*	Accuride Corp.	223,172	859
	Cass Information Systems
	Inc.	14,946	840
	Resources Connection Inc.	52,079	838
*	Newport Corp.	44,105	836
*	US Concrete Inc.	21,820	827
*	Lydall Inc.	27,960	827
	Powell Industries Inc.	23,497	826
	Textainer Group Holdings
	Ltd.	30,785	801
*	Gibraltar Industries Inc.	39,034	795
	Insteel Industries Inc.	42,464	794
*	Nortek Inc.	9,519	791
	Schnitzer Steel Industries
	Inc.	44,690	781
*	Landec Corp.	53,668	774
*	Furmanite Corp.	94,679	769
*	TTM Technologies Inc.	76,402	763
	CECO Environmental Corp.	65,903	747
*	RPX Corp.	44,071	745
*	Aerovironment Inc.	27,528	718
*,^	AM Castle & Co.	115,751	714
*	Rentrak Corp.	10,114	706
*	Roadrunner Transportation
	Systems Inc.	27,181	701
*	Thermon Group Holdings
	Inc.	28,950	697
*	Patrick Industries Inc.	18,060	687
*	Engility Holdings Inc.	27,290	687
*	Echo Global Logistics Inc.	20,381	666
	Hyster-Yale Materials
	Handling Inc.	9,387	650
*	CAI International Inc.	30,972	638
	Dynamic Materials Corp.	56,104	617
*	ICF International Inc.	17,547	612
	CDI Corp.	46,883	609
*	NCI Building Systems Inc.	39,568	596
	LB Foster Co. Class A	16,644	576
*	PowerSecure International
	Inc.	38,435	567
	Crawford & Co. Class A	73,052	556
*	Cenveo Inc.	262,017	555
	Quad/Graphics Inc.	29,269	542
	Houston Wire & Cable Co.	54,511	541
	Crawford & Co. Class B	63,879	539
	NVE Corp.	6,690	524
	ModusLink Global Solutions
	Inc.	153,608	522
	NACCO Industries Inc.
	Class A	8,389	510
*	Multi-Fineline Electronix Inc.	23,168	506
	Landauer Inc.	14,199	506
*	Kimball Electronics Inc.	34,648	506

			Market
			Value
		Shares	($000)
*	Commercial Vehicle Group
	Inc.	69,313	500
	Miller Industries Inc.	24,364	486
	Kelly Services Inc. Class A	31,582	485
	United States Lime
	& Minerals Inc.	8,186	476
	Park Electrochemical Corp.	24,221	464
*	Lawson Products Inc.	19,589	460
*	Great Lakes Dredge
	& Dock Corp.	76,493	456
	Bel Fuse Inc. Class B	21,864	449
*	Ameresco Inc. Class A	57,389	439
*	MYR Group Inc.	13,959	432
*	Kratos Defense & Security
	Solutions Inc.	68,262	430
*	Continental Building
	Products Inc.	20,110	426
	Graham Corp.	20,640	423
*	Casella Waste Systems Inc.
	Class A	70,808	397
	Electro Rent Corp.	36,293	394
	Viad Corp.	14,537	394
	HEICO Corp.	6,637	387
*,^	Layne Christensen Co.	42,527	381
	LSI Industries Inc.	40,082	374
	Electro Scientific Industries
	Inc.	69,591	367
*	Ply Gem Holdings Inc.	31,039	366
*,^	Maxwell Technologies Inc.	61,076	365
	Eastern Co.	19,602	363
	Universal Technical Institute
	Inc.	40,610	349
*	Paylocity Holding Corp.	9,730	349
*	Heritage-Crystal Clean Inc.	23,489	345
*	Vishay Precision Group Inc.	22,868	344
*	Vicor Corp.	27,927	340
*	Northwest Pipe Co.	16,293	332
*	YRC Worldwide Inc.	24,854	323
*	AEP Industries Inc.	5,711	315
*,^	Nuverra Environmental
	Solutions Inc.	50,159	315
*	Kemet Corp.	108,012	311
	Hardinge Inc.	31,532	311
*	ServiceSource International
	Inc.	54,970	301
*,^	Capstone Turbine Corp.	717,908	295
*	CUI Global Inc.	55,345	280
*	GSI Group Inc.	18,624	280
*	Adept Technology Inc.	37,310	269
*	BlueLinx Holdings Inc.	278,526	267
	Allied Motion Technologies
	Inc.	11,539	259
	Mesa Laboratories Inc.	2,907	258
	Hurco Cos. Inc.	7,342	254

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	CyberOptics Corp.	25,135	254
*,^	ClearSign Combustion Corp.	46,906	254
*,^	Energy Recovery Inc.	91,692	251
	Spartan Motors Inc.	54,514	250
*	InnerWorkings Inc.	37,219	248
*	Active Power Inc.	122,510	246
*	Orion Marine Group Inc.	33,320	241
*	Arotech Corp.	92,751	224
*	Control4 Corp.	24,960	222
*	Magnetek Inc.	6,279	216
*	Milacron Holdings Corp.	10,582	208
*	Radiant Logistics Inc.	28,000	205
*	Echelon Corp.	249,529	200
*	Ballantyne Strong Inc.	42,291	198
*	Mistras Group Inc.	9,970	189
*	American Superconductor
	Corp.	36,159	189
*	Intevac Inc.	30,977	181
*	USA Truck Inc.	8,258	175
*	TRC Cos. Inc.	17,053	173
*	Xerium Technologies Inc.	8,965	163
^	Eagle Bulk Shipping Inc.	22,911	160
*	Fuel Tech Inc.	71,059	156
*	PRGX Global Inc.	32,040	141
*	Sparton Corp.	4,933	135
*	Broadwind Energy Inc.	31,113	132
*	Hill International Inc.	24,339	128
	International Shipholding
	Corp.	19,624	125
*	Willis Lease Finance Corp.	6,584	121
*	UFP Technologies Inc.	5,749	120
	FreightCar America Inc.	5,522	115
	Global Power Equipment
	Group Inc.	14,735	114
*	TransUnion	4,542	114
*	API Technologies Corp.	45,257	114
*	Higher One Holdings Inc.	37,954	113
*	Hudson Global Inc.	48,253	111
*	Sterling Construction Co.
	Inc.	27,200	109
*	Goldfield Corp.	63,860	106
	National Research Corp.
	Class B	3,096	105
*	Innovative Solutions
	& Support Inc.	31,038	102
*	CTPartners Executive
	Search Inc.	74,003	101
*	Power Solutions
	International Inc.	1,862	101
*,^	ExOne Co.	8,979	100
*,^	MicroVision Inc.	32,105	96
*	LMI Aerospace Inc.	9,475	95
*	StarTek Inc.	15,981	94
*	Stock Building Supply
	Holdings Inc.	4,300	84

			Market
			Value
		Shares	($000)
*	American Electric
	Technologies Inc.	16,080	82
	Global Brass & Copper
	Holdings Inc.	4,756	81
*	Evolent Health Inc. Class A	4,083	80
	VSE Corp.	1,475	79
*	Frequency Electronics Inc.	6,878	78
	Douglas Dynamics Inc.	3,473	75
	AMCON Distributing Co.	900	73
*	Planar Systems Inc.	16,117	70
*	SL Industries Inc.	1,698	66
	Twin Disc Inc.	3,509	65
	Richardson Electronics Ltd.	7,894	64
*,^	Synthesis Energy Systems
	Inc.	43,351	62
*	Metalico Inc.	119,793	61
	Lincoln Educational
	Services Corp.	30,118	61
*	Press Ganey Holdings Inc.	2,114	61
*	IEC Electronics Corp.	13,361	60
	Supreme Industries Inc.
	Class A	6,861	59
*	Perma-Fix Environmental
	Services	15,311	58
*	Key Technology Inc.	3,973	52
*	Air T Inc.	2,500	52
*,^	Lightbridge Corp.	45,232	51
*,^	Odyssey Marine
	Exploration Inc.	99,418	47
*	UQM Technologies Inc.	52,587	45
*	Tecumseh Products Co.	18,215	45
*	Asure Software Inc.	7,363	45
*	Ultralife Corp.	9,678	41
*	Mattersight Corp.	6,659	39
*,^	Revolution Lighting
	Technologies Inc.	33,852	39
*	Rubicon Technology Inc.	13,744	33
*	Orion Energy Systems Inc.	13,216	33
*	Document Security
	Systems Inc.	119,798	32
	Bel Fuse Inc. Class A	1,477	31
*	PMFG Inc.	4,555	29
*	Erickson Inc.	6,609	29
*	Onvia Inc.	6,351	27
*	Turtle Beach Corp.	11,768	27
*	Transcat Inc.	2,800	26
*	Cartesian Inc.	7,826	26
*	MINDBODY Inc. Class A	1,814	25
	Omega Flex Inc.	666	25
	National Research Corp.
	Class A	1,642	23
	Sypris Solutions Inc.	15,958	23
*	Research Frontiers Inc.	4,224	23
*	Rand Logistics Inc.	6,796	22
*	Yodlee Inc.	1,514	22

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Industrial Services of
	America Inc.	5,080	20
*	Patriot Transportation
	Holding Inc.	794	20
*	Hudson Technologies Inc.	5,527	19
*	AeroCentury Corp.	2,175	18
*	Essex Rental Corp.	19,739	16
*	Gencor Industries Inc.	1,450	14
	Greif Inc. Class B	318	13
	Art’s-Way Manufacturing
	Co. Inc.	2,553	12
*	Swisher Hygiene Inc.	7,873	8
*	Sharps Compliance Corp.	1,172	8
	Universal Truckload
	Services Inc.	360	8
*	American DG Energy Inc.	15,120	6
*	Installed Building Products
	Inc.	200	5
	Ecology and Environment
	Inc.	450	5
*	Breeze-Eastern Corp.	401	5
*	Wireless Telecom Group
	Inc.	1,403	3
*	Integrated Electrical
	Services Inc.	246	2
			5,260,203
Oil & Gas (7.2%)
	Exxon Mobil Corp.	7,884,458	655,987
	Chevron Corp.	3,547,292	342,207
	Schlumberger Ltd.	2,401,995	207,028
	ConocoPhillips	2,314,702	142,146
	Kinder Morgan Inc.	3,271,942	125,610
	Occidental Petroleum
	Corp.	1,448,386	112,641
	EOG Resources Inc.	1,030,902	90,255
	Phillips 66	1,021,622	82,302
	Anadarko Petroleum Corp.	952,384	74,343
	Williams Cos. Inc.	1,265,223	72,611
	Halliburton Co.	1,517,232	65,347
	Valero Energy Corp.	967,844	60,587
	Marathon Petroleum Corp.	1,024,812	53,608
	Baker Hughes Inc.	816,797	50,396
	Devon Energy Corp.	734,099	43,672
	Spectra Energy Corp.	1,261,300	41,118
	Apache Corp.	707,651	40,782
	Pioneer Natural
	Resources Co.	280,066	38,842
	National Oilwell Varco Inc.	731,663	35,325
	Marathon Oil Corp.	1,268,566	33,668
	Noble Energy Inc.	727,006	31,029
	Hess Corp.	460,832	30,820
*	Cheniere Energy Inc.	423,933	29,362
*	Concho Resources Inc.	223,724	25,473
	Cabot Oil & Gas Corp.	776,334	24,486
	EQT Corp.	285,178	23,196

			Market
			Value
		Shares	($000)
	Tesoro Corp.	236,614	19,973
	Cimarex Energy Co.	176,395	19,458
*	Cameron International
	Corp.	364,729	19,101
*	FMC Technologies Inc.	435,242	18,058
*	Southwestern Energy Co.	723,077	16,436
*	Weatherford International
	plc	1,310,370	16,078
	HollyFrontier Corp.	368,808	15,744
	Range Resources Corp.	301,681	14,897
	Helmerich & Payne Inc.	192,567	13,561
	Murphy Oil Corp.	317,497	13,198
*	Whiting Petroleum Corp.	385,144	12,941
^	Chesapeake Energy Corp.	1,128,346	12,604
*	Dresser-Rand Group Inc.	144,412	12,301
*	Newfield Exploration Co.	300,265	10,846
	OGE Energy Corp.	375,743	10,735
^	Transocean Ltd.	648,328	10,451
	Energen Corp.	148,148	10,119
	Ensco plc Class A	441,396	9,830
^	Core Laboratories NV	81,635	9,310
*	Diamondback Energy Inc.	118,691	8,947
	Oceaneering International
	Inc.	187,485	8,735
	Nabors Industries Ltd.	592,004	8,543
	Targa Resources Corp.	93,226	8,318
*	Gulfport Energy Corp.	200,735	8,080
*	Continental Resources Inc.	175,767	7,451
	Noble Corp. plc	475,564	7,319
*	First Solar Inc.	141,759	6,660
	SemGroup Corp. Class A	81,898	6,509
*	Cobalt International
	Energy Inc.	658,969	6,399
	QEP Resources Inc.	332,646	6,157
	Western Refining Inc.	139,389	6,080
	Superior Energy Services
	Inc.	281,607	5,925
	SM Energy Co.	127,116	5,863
*	Dril-Quip Inc.	70,774	5,326
	Rowan Cos. plc Class A	234,104	4,942
	Patterson-UTI Energy Inc.	261,574	4,922
*	WPX Energy Inc.	382,420	4,696
	PBF Energy Inc. Class A	161,999	4,604
*	Carrizo Oil & Gas Inc.	90,805	4,471
*	Antero Resources Corp.	129,306	4,440
	Denbury Resources Inc.	662,975	4,217
	Exterran Holdings Inc.	123,649	4,037
*,^	NOW Inc.	201,310	4,008
*	PDC Energy Inc.	74,530	3,998
*	Oil States International Inc.	97,239	3,620
*	Oasis Petroleum Inc.	227,501	3,606
	Delek US Holdings Inc.	97,643	3,595
	California Resources Corp.	580,071	3,504
*,^	Ultra Petroleum Corp.	274,170	3,433
*	Matador Resources Co.	136,931	3,423

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Bristow Group Inc.	62,896	3,352
*	Rosetta Resources Inc.	139,268	3,223
*	Memorial Resource
	Development Corp.	165,439	3,138
	Atwood Oceanics Inc.	116,070	3,069
^	Diamond Offshore Drilling
	Inc.	116,959	3,019
*	Rice Energy Inc.	142,098	2,960
*	SunPower Corp. Class A	100,417	2,853
*	MRC Global Inc.	182,345	2,815
*,^	Laredo Petroleum Inc.	214,354	2,697
*	SEACOR Holdings Inc.	37,836	2,684
*	Unit Corp.	94,355	2,559
	Green Plains Inc.	86,047	2,371
*	Forum Energy
	Technologies Inc.	116,484	2,362
*	McDermott International
	Inc.	435,667	2,326
*	Helix Energy Solutions
	Group Inc.	181,045	2,287
^	Tidewater Inc.	92,529	2,103
	Alon USA Energy Inc.	108,636	2,053
	Pattern Energy Group Inc.
	Class A	71,205	2,021
*	Chart Industries Inc.	55,989	2,002
*	Flotek Industries Inc.	143,766	1,801
*	Parsley Energy Inc.
	Class A	96,631	1,683
*	RSP Permian Inc.	58,634	1,648
*	Clayton Williams Energy
	Inc.	24,883	1,636
^	CARBO Ceramics Inc.	38,208	1,591
*	Bonanza Creek Energy Inc.	80,913	1,477
*	Bill Barrett Corp.	170,611	1,466
*	Newpark Resources Inc.	171,371	1,393
*	Callon Petroleum Co.	163,004	1,356
	RPC Inc.	97,143	1,343
*	Hornbeck Offshore
	Services Inc.	61,833	1,269
	CVR Energy Inc.	33,673	1,267
*	Matrix Service Co.	68,370	1,250
*	Abraxas Petroleum Corp.	418,510	1,235
*	Stone Energy Corp.	97,326	1,225
*	C&J Energy Services Ltd.	83,957	1,108
*	Synergy Resources Corp.	96,868	1,107
*,^	Approach Resources Inc.	158,908	1,089
*	Green Brick Partners Inc.	96,984	1,062
*	Northern Oil and Gas Inc.	150,013	1,016
*,^	Sanchez Energy Corp.	101,106	991

*	Geospace Technologies

	Corp.	36,416	839
*	Basic Energy Services Inc.	108,705	821
*	TETRA Technologies Inc.	125,062	798
*,^	SandRidge Energy Inc.	865,611	759
*	Parker Drilling Co.	210,321	698

			Market
			Value
		Shares	($000)
*	Enphase Energy Inc.	90,916	692
*,^	Magnum Hunter
	Resources Corp.	367,076	686
	Civeo Corp.	220,385	677
	Adams Resources
	& Energy Inc.	14,172	632
*	Pioneer Energy Services
	Corp.	89,756	569
*,^	FuelCell Energy Inc.	569,619	556
*	Key Energy Services Inc.	304,733	549
	Gulfmark Offshore Inc.	45,754	531
*	Penn Virginia Corp.	118,637	520
*,^	Halcon Resources Corp.	435,875	506
*,^	Plug Power Inc.	195,937	480
*	Gastar Exploration Inc.	154,979	479
^	Energy XXI Ltd.	177,705	467
*	VAALCO Energy Inc.	194,357	416
*	Natural Gas Services
	Group Inc.	17,710	404
*	EP Energy Corp. Class A	31,188	397
*	Contango Oil & Gas Co.	32,207	395
*,^	Triangle Petroleum Corp.	78,682	395
^	Comstock Resources Inc.	117,122	390
*	REX American Resources
	Corp.	6,032	384
*,^	Rex Energy Corp.	67,774	379
*	PHI Inc.	12,507	375
	Gulf Island Fabrication Inc.	30,939	346
*,^	Amyris Inc.	176,635	344
*	Seventy Seven Energy Inc.	79,544	341
	Dawson Geophysical Co.	66,933	315
*	Trecora Resources	20,083	303
^	W&T Offshore Inc.	54,286	297
	Tesco Corp.	24,985	272
^	EXCO Resources Inc.	218,757	258
	Evolution Petroleum Corp.	38,997	257
*,^	Goodrich Petroleum Corp.	132,057	246
*	ION Geophysical Corp.	207,366	222
*	PetroQuest Energy Inc.	110,845	219
*	Renewable Energy Group
	Inc.	17,703	205
	Paragon Offshore plc	184,679	201
*,^	Swift Energy Co.	96,996	197
*,^	Eclipse Resources Corp.	36,531	192
*	Mitcham Industries Inc.	38,767	162
*,^	Midstates Petroleum Co.
	Inc.	162,604	151
*	Solazyme Inc.	46,451	146
*	Harvest Natural Resources
	Inc.	75,749	133
*	FX Energy Inc.	131,548	116
*	Emerald Oil Inc.	25,870	110
	Panhandle Oil and Gas Inc.
	Class A	5,220	108
*,^	Hercules Offshore Inc.	402,987	94

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Willbros Group Inc.	59,038	76
*	Resolute Energy Corp.	76,360	74
*	Forbes Energy Services Ltd. 50,054		69
*,^	Gevo Inc.	16,350	53
*	US Energy Corp. Wyoming	94,693	50
*	Warren Resources Inc.	67,043	31
*	Vantage Drilling Co.	133,145	25
*,^	GreenHunter Resources
	Inc.	33,926	23
*,^	Ascent Solar Technologies
	Inc.	38,780	21
*,^	MagneGas Corp.	17,025	20
*,^	Miller Energy Resources
	Inc.	30,100	11
*	STR Holdings Inc.	4,623	5
*	FieldPoint Petroleum Corp.	4,756	5
*	Isramco Inc.	23	3
	ZaZa Energy Corp.	1,895	1
*	PrimeEnergy Corp.	10	1
*	Lilis Energy Inc.	385	—
			3,068,714
Other (0.0%)[2]
*	Leap Wireless International
	Inc CVR	134,187	338
*	Furiex Pharmaceuticals Inc.
	CVR	16,618	162
*	Adolor Corp.
	Rights Exp. 07/01/2019	126,930	66
*	Chelsea Therapeutics
	International Ltd. CVR
	Exp. 12/31/2016	288,407	32
*	Ambit Biosciences Corp.
	CVR Rights	29,736	18
*	Cubist Pharmaceuticals,
	Inc. CVR	16,200	2
*	Durata Therapeutics Inc
	CVR Expire 12/31/2018	800	1
*	Forest Laboratories Inc.
	Contingent Value Rights
	Exp. 04/14/2018	29,879	—
*	Gerber Scientific Inc. CVR	53,384	—
*	Magnum Hunter Resources
	Corp. Warrants Expire
	4/15/2016	23,285	—
*	Allen Organ Co. Escrow
	Shares	283	—
			619
Technology (15.7%)
	Apple Inc.	10,867,475	1,363,053
	Microsoft Corp.	13,733,938	606,353
*	Facebook Inc. Class A	4,030,139	345,645
*	Google Inc. Class A	543,739	293,641
*	Google Inc. Class C	547,873	285,173
	Intel Corp.	8,948,945	272,182

			Market
			Value
		Shares	($000)
	International Business
	Machines Corp.	1,671,814	271,937
	Cisco Systems Inc.	9,595,042	263,480
	Oracle Corp.	6,190,656	249,483
	QUALCOMM Inc.	3,075,046	192,590
	Hewlett-Packard Co.	3,435,065	103,086
	Texas Instruments Inc.	1,968,255	101,385
	EMC Corp.	3,663,457	96,679
*	Salesforce.com inc	1,175,620	81,858
*	Adobe Systems Inc.	889,823	72,085
*	Cognizant Technology
	Solutions Corp. Class A	1,144,576	69,922
	Avago Technologies Ltd.
	Class A	481,911	64,060
*	Yahoo! Inc.	1,602,694	62,970
	Broadcom Corp. Class A	1,035,610	53,324
	Intuit Inc.	494,224	49,803
	Corning Inc.	2,389,718	47,149
	Applied Materials Inc.	2,309,513	44,389
*	Cerner Corp.	579,547	40,024
*	Micron Technology Inc.	2,025,032	38,152
*	Twitter Inc.	1,049,875	38,026
	Analog Devices Inc.	585,744	37,596
	Skyworks Solutions Inc.	358,703	37,341
	Western Digital Corp.	412,547	32,352
	Symantec Corp.	1,282,696	29,823
	Altera Corp.	565,566	28,957
	Seagate Technology plc	568,715	27,014
*	Red Hat Inc.	344,807	26,181
*	Palo Alto Networks Inc.	141,992	24,806
	Lam Research Corp.	299,883	24,395
*	Catamaran Corp.	390,629	23,860
	SanDisk Corp.	400,413	23,312
*	Qorvo Inc.	279,486	22,434
*	Akamai Technologies Inc.	318,308	22,224
	Xilinx Inc.	492,191	21,735
*	Autodesk Inc.	428,324	21,448
*	Citrix Systems Inc.	300,881	21,110
	Motorola Solutions Inc.	367,111	21,050
*	ServiceNow Inc.	275,610	20,481
	Linear Technology Corp.	450,290	19,916
	NVIDIA Corp.	970,947	19,526
	Juniper Networks Inc.	727,856	18,902
	NetApp Inc.	586,150	18,499
	Maxim Integrated Products
	Inc.	531,925	18,391
	Harris Corp.	232,394	17,873
	Computer Sciences Corp.	265,250	17,411
	KLA-Tencor Corp.	306,257	17,215
	CA Inc.	583,532	17,092
	Microchip Technology Inc.	359,908	17,069
*	SunEdison Inc.	561,750	16,802
	CDK Global Inc.	302,522	16,330
*	F5 Networks Inc.	135,633	16,323

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Splunk Inc.	224,570	15,635
*	ANSYS Inc.	169,235	15,441
*	Workday Inc. Class A	201,221	15,371
*	Synopsys Inc.	289,634	14,670
*	VMware Inc. Class A	159,835	13,704
*	Gartner Inc.	148,753	12,760
*	VeriSign Inc.	197,695	12,202
	IAC/InterActiveCorp	146,946	11,706
*	FireEye Inc.	235,896	11,538
*	Fortinet Inc.	264,009	10,911
*	Tableau Software Inc.
	Class A	94,114	10,851
*	Cadence Design Systems
	Inc.	550,700	10,827
	Marvell Technology Group
	Ltd.	770,373	10,157
*	Teradata Corp.	267,881	9,912
*	Informatica Corp.	204,299	9,902
*	ON Semiconductor Corp.	821,221	9,600
	Garmin Ltd.	216,411	9,507
	SS&C Technologies
	Holdings Inc.	151,775	9,486
	Brocade Communications
	Systems Inc.	796,464	9,462
*	NCR Corp.	301,169	9,065
*	Nuance Communications
	Inc.	490,051	8,581
*	PTC Inc.	205,793	8,442
*	Manhattan Associates Inc.	140,348	8,372
*	Ultimate Software Group
	Inc.	50,928	8,370
	CDW Corp.	240,626	8,249
*	athenahealth Inc.	71,966	8,246
*	Freescale Semiconductor
	Ltd.	201,849	8,068
*	Rackspace Hosting Inc.	216,416	8,049
	DST Systems Inc.	62,919	7,927
	Pitney Bowes Inc.	379,735	7,902
	Teradyne Inc.	407,656	7,864
*	Tyler Technologies Inc.	60,327	7,805
*	Aspen Technology Inc.	166,217	7,571
*	ARRIS Group Inc.	245,414	7,510
	Atmel Corp.	745,330	7,345
*	CommScope Holding Co.
	Inc.	231,875	7,074
*	Verint Systems Inc.	114,381	6,948
*	Guidewire Software Inc.	131,165	6,943
*	VeriFone Systems Inc.	203,362	6,906
*	IMS Health Holdings Inc.	222,907	6,832
	Cypress Semiconductor
	Corp.	574,045	6,751
*	Cavium Inc.	96,525	6,642
*	Ingram Micro Inc.	265,350	6,642

			Market
			Value
		Shares	($000)
*	Dealertrack Technologies
	Inc.	102,211	6,418
*	Microsemi Corp.	179,361	6,269
*	Integrated Device
	Technology Inc.	279,484	6,065
*	Synaptics Inc.	69,340	6,014
*	NetSuite Inc.	65,235	5,985
*	Qlik Technologies Inc.	170,199	5,950
	j2 Global Inc.	85,394	5,802
	Solera Holdings Inc.	127,030	5,660
*	SolarWinds Inc.	122,566	5,654
	Leidos Holdings Inc.	139,697	5,640
*,^	Cree Inc.	210,329	5,475
*	EPAM Systems Inc.	76,679	5,462
	Mentor Graphics Corp.	206,091	5,447
	Fair Isaac Corp.	59,631	5,413
*	ACI Worldwide Inc.	218,405	5,366
*	Medidata Solutions Inc.	97,143	5,277
	Lexmark International Inc.
	Class A	116,612	5,154
*	Arista Networks Inc.	62,639	5,120
*	JDS Uniphase Corp.	438,524	5,078
*	Infinera Corp.	240,663	5,049
	Blackbaud Inc.	87,400	4,977
*	ViaSat Inc.	80,942	4,878
*	Ciena Corp.	194,869	4,614
	Plantronics Inc.	81,188	4,572
*	Allscripts Healthcare
	Solutions Inc.	321,977	4,405
*	Demandware Inc.	58,869	4,184
*	Tech Data Corp.	72,237	4,158
	Advent Software Inc.	93,481	4,133
*	Cornerstone OnDemand
	Inc.	118,221	4,114
	SYNNEX Corp.	55,946	4,095
*	EchoStar Corp. Class A	83,301	4,055
*	Cirrus Logic Inc.	118,851	4,044
	InterDigital Inc.	70,291	3,999
*	Proofpoint Inc.	62,673	3,990
	Science Applications
	International Corp.	73,750	3,898
*,^	3D Systems Corp.	198,649	3,878
*	Silicon Laboratories Inc.	71,621	3,868
	Diebold Inc.	110,053	3,852
*	Fairchild Semiconductor
	International Inc. Class A	220,707	3,836
*	Electronics For Imaging Inc.	88,147	3,835
*	Entegris Inc.	262,282	3,821
	MKS Instruments Inc.	100,011	3,794
*	CACI International Inc.
	Class A	45,680	3,695
*	Ellie Mae Inc.	51,597	3,601
*	Dycom Industries Inc.	60,916	3,585
*	Fleetmatics Group plc	74,752	3,501

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Finisar Corp.	194,400	3,474
	Tessera Technologies Inc.	90,633	3,442
*	MicroStrategy Inc. Class A	20,183	3,433
*	Veeva Systems Inc.
	Class A	121,208	3,397
*	Infoblox Inc.	127,868	3,351
	Monolithic Power Systems
	Inc.	66,010	3,347
*	IGATE Corp.	68,843	3,283
*	CommVault Systems Inc.	76,508	3,245
*	Progress Software Corp.	116,557	3,205
*	Rambus Inc.	217,852	3,157
*	Syntel Inc.	66,419	3,154
	Intersil Corp. Class A	248,942	3,114
*	PMC-Sierra Inc.	358,849	3,072
	Cogent Communications
	Holdings Inc.	87,844	2,973
*	OmniVision Technologies
	Inc.	111,993	2,934
*	Polycom Inc.	252,276	2,886
*	Insight Enterprises Inc.	95,956	2,870
*	Rovi Corp.	179,216	2,858
*,^	Advanced Micro Devices
	Inc.	1,183,063	2,839
*	Advanced Energy
	Industries Inc.	103,077	2,834
*	Cray Inc.	93,484	2,759
*	BroadSoft Inc.	78,460	2,712
*	Bottomline Technologies
	de Inc.	95,342	2,651
	Ebix Inc.	78,697	2,566
	CSG Systems International
	Inc.	80,850	2,560
*	MedAssets Inc.	115,343	2,544
*	Semtech Corp.	127,309	2,527
*	Cabot Microelectronics
	Corp.	52,726	2,484
	NIC Inc.	134,902	2,466
*	Callidus Software Inc.	156,974	2,446
*	QLogic Corp.	168,893	2,397
*	Envestnet Inc.	59,063	2,388
	Power Integrations Inc.	52,821	2,386
*	LogMeIn Inc.	36,985	2,385
*,^	NetScout Systems Inc.	63,229	2,319
*	Gigamon Inc.	67,585	2,230
*	Synchronoss Technologies
	Inc.	48,405	2,214
*	Diodes Inc.	90,112	2,173
*	NETGEAR Inc.	72,229	2,168
*	Premier Inc. Class A	56,023	2,155
*	Web.com Group Inc.	88,432	2,142
*,^	InvenSense Inc.	136,884	2,067
*	Blucora Inc.	125,859	2,033
*	SPS Commerce Inc.	30,707	2,021

			Market
			Value
		Shares	($000)
	West Corp.	65,790	1,980
*	Gogo Inc.	90,863	1,947
	Computer Programs
	& Systems Inc.	35,123	1,876
*	Endurance International
	Group Holdings Inc.	90,068	1,861
*	ScanSource Inc.	47,247	1,798
	Integrated Silicon Solution
	Inc.	81,129	1,796
	Brooks Automation Inc.	154,367	1,767
	Epiq Systems Inc.	104,427	1,763
*	CalAmp Corp.	96,411	1,760
	Ubiquiti Networks Inc.	54,971	1,754
*	Applied Micro Circuits
	Corp.	254,978	1,721
	ADTRAN Inc.	104,048	1,691
*	Virtusa Corp.	32,702	1,681
*	Lattice Semiconductor
	Corp.	283,991	1,673
*	Amkor Technology Inc.	278,064	1,663
*	Interactive Intelligence
	Group Inc.	37,378	1,662
*	FormFactor Inc.	180,632	1,662
*	Kulicke & Soffa Industries
	Inc.	141,712	1,659
	Hackett Group Inc.	117,187	1,574
*	Nimble Storage Inc.	56,041	1,573
*	Intralinks Holdings Inc.	131,630	1,568
	Pegasystems Inc.	68,046	1,558
	Inteliquent Inc.	84,531	1,555
*	Zendesk Inc.	68,089	1,512
*	Axcelis Technologies Inc.	500,159	1,480
*	PROS Holdings Inc.	70,039	1,479
*	Harmonic Inc.	214,815	1,467
*	Internap Corp.	157,326	1,455
*	Comverse Inc.	70,252	1,411
*	Super Micro Computer Inc.	47,511	1,405
*	Actua Corp.	97,793	1,395
*	CEVA Inc.	71,431	1,388
*	Shutterstock Inc.	22,787	1,336
*	Ixia	106,069	1,319
*	Unisys Corp.	65,214	1,304
*	Loral Space
	& Communications Inc.	20,518	1,295
*	Qualys Inc.	31,989	1,291
	Quality Systems Inc.	73,463	1,217
	Monotype Imaging
	Holdings Inc.	49,812	1,201
	Alliance Fiber Optic
	Products Inc.	63,554	1,179
*	RealPage Inc.	61,051	1,164
*	Limelight Networks Inc.	288,017	1,135
*	Carbonite Inc.	94,884	1,121

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Comtech
	Telecommunications
	Corp.	38,207	1,110
	American Software Inc.
	Class A	115,198	1,094
*,^	VASCO Data Security
	International Inc.	35,563	1,074
	Cohu Inc.	76,738	1,015
*	Dot Hill Systems Corp.	163,500	1,001
	Forrester Research Inc.	27,092	976
*	GoDaddy Inc. Class A	33,864	955
	Concurrent Computer Corp.	153,819	954
*	Marketo Inc.	33,595	943
*	Ciber Inc.	268,615	927
	IXYS Corp.	60,446	925
*	Ruckus Wireless Inc.	86,051	890
*	Paycom Software Inc.	25,964	887
*	VOXX International Corp.
	Class A	102,600	850
*	Benefitfocus Inc.	19,346	848
*	Exar Corp.	86,740	848
*	LivePerson Inc.	84,947	833
*	Perficient Inc.	42,833	824
*	Premiere Global Services
	Inc.	79,740	821
*	Calix Inc.	103,980	791
*	RingCentral Inc. Class A	41,723	771
*	Guidance Software Inc.	90,745	769
*	Amtech Systems Inc.	72,023	748
*	Brightcove Inc.	107,619	738
*	Immersion Corp.	57,685	731
*	Digi International Inc.	75,909	725
	Micrel Inc.	51,595	717
*	AXT Inc.	282,829	713
*	Inphi Corp.	30,904	706
*	Tangoe Inc.	52,208	657
*	EMCORE Corp.	107,928	650
*	Cvent Inc.	24,435	630
*	MaxLinear Inc.	51,079	618
*	Agilysys Inc.	67,182	617
*	Merge Healthcare Inc.	127,937	614
*	Mercury Systems Inc.	40,523	593
*	Xcerra Corp.	75,822	574
*	SunEdison Semiconductor
	Ltd.	33,100	572
*	Ultratech Inc.	30,501	566
*	HubSpot Inc.	11,223	556
*	RigNet Inc.	17,200	526
*	Barracuda Networks Inc.	13,164	522
*	Alpha & Omega
	Semiconductor Ltd.	59,224	518
*	ChannelAdvisor Corp.	43,142	516
*	Sonus Networks Inc.	73,971	512
*	DSP Group Inc.	47,478	490
*	KVH Industries Inc.	35,175	473

			Market
			Value
		Shares	($000)
*	Vectrus Inc.	19,009	473
*,^	Textura Corp.	16,800	468
*	Jive Software Inc.	88,234	463
*	Extreme Networks Inc.	171,913	462
*	Rally Software
	Development Corp.	22,955	446
*	Quantum Corp.	259,882	437
*	Aviat Networks Inc.	327,967	413
*	iPass Inc.	390,816	410
*	Digimarc Corp.	9,021	407
*	Imation Corp.	98,843	401

*	Silicon Graphics

	International Corp.	61,749	400
	Computer Task Group Inc.	51,182	395
*	Sigma Designs Inc.	32,557	388
*	Photronics Inc.	39,814	379
*	Kopin Corp.	105,030	362
	Aware Inc.	87,446	352
*	ePlus Inc.	4,549	349
*	Edgewater Technology Inc.	46,566	340
*	2U Inc.	10,156	327
*	Datalink Corp.	35,769	320
*,^	VirnetX Holding Corp.	75,553	317
	PC Connection Inc.	12,726	315
*	SciQuest Inc.	21,225	314
*	Castlight Health Inc.
	Class B	38,089	310
*	Pendrell Corp.	215,736	296
*	Cascade Microtech Inc.	19,393	295
*	Rocket Fuel Inc.	34,797	285
*	Nanometrics Inc.	17,193	277
*	Cyan Inc.	52,616	276
*,^	Box Inc.	14,520	271
*	FalconStor Software Inc.	164,416	261
*	Novatel Wireless Inc.	78,198	254
*	United Online Inc.	16,190	254
*	ShoreTel Inc.	37,147	252
*	Rightside Group Ltd.	36,922	250
*	eGain Corp.	49,676	249
*	PDF Solutions Inc.	15,248	244
*	Zix Corp.	46,953	243
*	Intra-Cellular Therapies Inc.	7,525	240
*	LRAD Corp.	118,475	236
*	Covisint Corp.	71,869	235
	QAD Inc. Class A	8,758	231
*,^	KEYW Holding Corp.	23,960	223
*	ANADIGICS Inc.	291,252	213
*	Icad Inc.	64,632	209
*	Telenav Inc.	25,963	209
*	MeetMe Inc.	122,147	208
*	Audience Inc.	40,444	198
*	Unwired Planet Inc.	313,393	194
	Evolving Systems Inc.	20,622	185
	PC-Tel Inc.	25,151	181

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Pericom Semiconductor
	Corp.	13,248	174
*	Oclaro Inc.	76,832	174
*	Amber Road Inc.	23,960	168
*	Rosetta Stone Inc.	20,321	162
*	Rudolph Technologies Inc.	13,328	160
*	Hortonworks Inc.	6,133	155
*	Mitek Systems Inc.	40,588	154
*	Mattson Technology Inc.	45,776	153
*	Systemax Inc.	17,314	150
*	Clearfield Inc.	9,367	149
*	Datawatch Corp.	21,298	149
*	Lantronix Inc.	89,562	148
*	Boingo Wireless Inc.	17,500	145
*	BSQUARE Corp.	21,190	144
*	GSI Technology Inc.	26,114	136
*	Seachange International Inc.	18,579	130
*	OPOWER Inc.	11,200	129
*	Aerohive Networks Inc.	17,209	120
*,^	Park City Group Inc.	9,553	118
*	Vocera Communications Inc.	10,161	116
*	Support.com Inc.	80,043	113
*	Identiv Inc.	18,779	111
*	Hutchinson Technology Inc.	62,811	107
	Preformed Line Products
	Co.	2,778	105
	Simulations Plus Inc.	16,404	103
*,^	CVD Equipment Corp.	8,553	95
*	Alarm.com Holdings Inc.	6,050	93
*	Innodata Inc.	35,130	92
*	TeleCommunication
	Systems Inc. Class A	27,799	92
*	Pixelworks Inc.	15,645	92
*	Varonis Systems Inc.	4,133	91
*	Imprivata Inc.	5,533	91
*	Exa Corp.	7,578	84
	NCI Inc. Class A	7,496	77
	ClearOne Inc.	5,669	73
*	Q2 Holdings Inc.	2,453	69
*	Crossroads Systems Inc.	44,350	68
*	RELM Wireless Corp.	13,400	66
*	Acorn Energy Inc.	149,869	66
*	New Relic Inc.	1,807	64
*	Millennial Media Inc.	38,185	62
*	Violin Memory Inc.	25,189	62
*	A10 Networks Inc.	9,507	61
*	Zhone Technologies Inc.	27,092	61
*	Inuvo Inc.	17,600	54
*	Qumu Corp.	6,425	53
*	Mastech Holdings Inc.	5,931	53
*	QuickLogic Corp.	32,504	52
*	Intermolecular Inc.	25,996	51
*	NetSol Technologies Inc.	9,569	49
*	Smith Micro Software Inc.	36,488	42

			Market
			Value
		Shares	($000)
*	ID Systems Inc.	6,809	42
*	Radisys Corp.	15,728	40
*	Synacor Inc.	23,769	38
*	PAR Technology Corp.	7,772	38
	CSP Inc.	5,391	37
*	GigOptix Inc.	21,882	37
*	MoSys Inc.	19,562	37
*	ADDvantage Technologies
	Group Inc.	14,730	34
*	Appfolio Inc.	2,120	30
*	Numerex Corp. Class A	3,305	28
*,^	ParkerVision Inc.	58,498	22
*	GSE Systems Inc.	13,415	21

*	Westell Technologies Inc.

	Class A	18,333	18
*	Ikanos Communications Inc.	7,854	16
*	Vringo Inc.	28,067	16
*	Ultra Clean Holdings Inc.	2,430	15
*	Meru Networks Inc.	7,840	13
	QAD Inc. Class B	573	12
	Communications Systems
	Inc.	1,077	11
	TransAct Technologies Inc.	1,540	10
*	Key Tronic Corp.	850	9

*	Wave Systems Corp.

	Class A	15,726	9
*	Authentidate Holding Corp.	29,665	6
*	Selectica Inc.	829	4
*	inTEST Corp.	900	4
	Optical Cable Corp.	959	3
*	Intellicheck Mobilisa Inc.	2,013	3
*	Majesco	302	2
*	Superconductor
	Technologies Inc.	656	1
*	Netlist Inc.	100	—
			6,672,047
Telecommunications (2.0%)
	Verizon Communications
	Inc.	7,693,579	358,598
	AT&T Inc.	9,795,923	347,951
	CenturyLink Inc.	1,064,790	31,283
*	Level 3 Communications
	Inc.	534,931	28,175
*	SBA Communications
	Corp. Class A	242,706	27,904
*	T-Mobile US Inc.	532,205	20,634
	Frontier Communications
	Corp.	2,169,004	10,737
*,^	Sprint Corp.	1,492,142	6,804
	Telephone & Data
	Systems Inc.	170,814	5,022
*	Cincinnati Bell Inc.	619,830	2,368
	EarthLink Holdings Corp.	312,400	2,340
*	Zayo Group Holdings Inc.	84,370	2,170

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Atlantic Tele-Network Inc.	30,637	2,116
*	8x8 Inc.	203,787	1,826
	Consolidated
	Communications
	Holdings Inc.	82,713	1,738
*,^	Globalstar Inc.	733,881	1,548
*	General Communication
	Inc. Class A	82,041	1,395
*	United States Cellular Corp.	34,938	1,316
	Shenandoah
	Telecommunications Co.	38,162	1,306
^	Windstream Holdings Inc.	191,760	1,223
*	Vonage Holdings Corp.	242,731	1,192
*	Alaska Communications
	Systems Group Inc.	389,302	934
	Spok Holdings Inc.	50,475	850
	IDT Corp. Class B	42,249	764
*	Iridium Communications
	Inc.	83,947	763
*	Straight Path
	Communications Inc.
	Class B	21,734	713
*	FairPoint Communications
	Inc.	35,708	651
*	NTELOS Holdings Corp.	124,812	577
	Lumos Networks Corp.	28,613	423
*	inContact Inc.	40,779	402
*	GTT Communications Inc.	10,507	251
*	Pacific DataVision Inc.	5,800	244
*	Hawaiian Telcom Holdco
	Inc.	6,486	169
*	ORBCOMM Inc.	22,897	155
*	Intelsat SA	13,010	129
*	Towerstream Corp.	69,717	125
*	Elephant Talk
	Communications Corp.	214,438	84
*	Alteva Inc.	11,338	81
			864,961
Utilities (2.9%)
	Duke Energy Corp.	1,304,487	92,123
	NextEra Energy Inc.	833,584	81,716
	Dominion Resources Inc.	1,119,535	74,863
	Southern Co.	1,713,302	71,787
	Exelon Corp.	1,616,230	50,782
	American Electric Power
	Co. Inc.	919,919	48,728
	PG&E Corp.	895,464	43,967
	Sempra Energy	441,614	43,693
	Public Service Enterprise
	Group Inc.	951,460	37,373
	PPL Corp.	1,256,220	37,021
	Edison International	612,492	34,042
	Consolidated Edison Inc.	550,559	31,866
	Xcel Energy Inc.	951,157	30,608

			Market
			Value
		Shares	($000)
	NiSource Inc.	594,470	27,102
	Eversource Energy	595,532	27,043
	WEC Energy Group Inc.	594,415	26,731
	FirstEnergy Corp.	791,764	25,772
	DTE Energy Co.	333,610	24,901
	Entergy Corp.	339,309	23,921
	Ameren Corp.	456,370	17,196
	AES Corp.	1,283,512	17,019
	CMS Energy Corp.	519,617	16,545
	American Water Works
	Co. Inc.	338,099	16,442
	ONEOK Inc.	391,847	15,470
	CenterPoint Energy Inc.	769,609	14,646
	NRG Energy Inc.	637,312	14,582
	Pepco Holdings Inc.	474,442	12,781
*	Calpine Corp.	709,135	12,757
	SCANA Corp.	241,642	12,239
	Alliant Energy Corp.	208,975	12,062
	Pinnacle West Capital Corp.	208,321	11,851
	UGI Corp.	325,492	11,213
	AGL Resources Inc.	225,434	10,496
	Atmos Energy Corp.	189,804	9,733
	ITC Holdings Corp.	293,431	9,443
	National Fuel Gas Co.	150,765	8,879
	Westar Energy Inc.
	Class A	248,773	8,513
	Aqua America Inc.	332,588	8,145
	TECO Energy Inc.	443,895	7,839
	Great Plains Energy Inc.	290,612	7,021
	Questar Corp.	331,924	6,941
*	Dynegy Inc.	222,774	6,516
	Cleco Corp.	114,479	6,165
	Vectren Corp.	155,633	5,989
	Hawaiian Electric Industries
	Inc.	193,469	5,752
	IDACORP Inc.	94,853	5,325
	Piedmont Natural Gas Co.
	Inc.	147,870	5,221
	WGL Holdings Inc.	93,943	5,100
	UIL Holdings Corp.	106,640	4,886
	Portland General Electric
	Co.	147,051	4,876
	TerraForm Power Inc.
	Class A	125,711	4,775
	Southwest Gas Corp.	88,052	4,685
	New Jersey Resources
	Corp.	160,599	4,425
	NorthWestern Corp.	88,574	4,318
	ONE Gas Inc.	96,702	4,116
	Laclede Group Inc.	77,664	4,043
	ALLETE Inc.	86,820	4,028
	PNM Resources Inc.	151,653	3,731
	Black Hills Corp.	84,437	3,686
	Avista Corp.	112,871	3,460

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	South Jersey Industries Inc.	128,368	3,175
	American States Water Co.	79,767	2,982
	El Paso Electric Co.	79,833	2,767
*	Talen Energy Corp.	156,821	2,691
	MGE Energy Inc.	64,908	2,514
	Empire District Electric Co.	107,054	2,334
	Northwest Natural Gas Co.	49,601	2,092
	California Water Service
	Group	77,748	1,777
	Ormat Technologies Inc.	46,235	1,742
	Chesapeake Utilities Corp.	28,933	1,558
	SJW Corp.	40,219	1,234
	Atlantic Power Corp.	351,954	1,084
	Connecticut Water Service
	Inc.	26,326	899
	Unitil Corp.	16,080	531
	Genie Energy Ltd. Class B	44,732	468
	Middlesex Water Co.	17,081	385
*,^	Cadiz Inc.	41,609	362
	York Water Co.	13,313	278
	Artesian Resources Corp.
	Class A	11,011	232
	Delta Natural Gas Co. Inc.	9,196	185
*	Vivint Solar Inc.	13,200	161
*	Pure Cycle Corp.	27,648	144
*	US Geothermal Inc.	270,190	143
	Gas Natural Inc.	4,059	42
			1,216,729
Total Common Stocks
(Cost $27,209,084)			42,479,506

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.4%)[1]
	Money Market Fund (0.4%)
[3,4]	Vanguard Market
	Liquidity Fund,
	0.137%	164,510,918	164,511

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan
	Bank Discount Notes,
	0.089%, 7/6/15	300	300
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.140%, 7/8/15	5,000	5,000
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.092%, 9/16/15	2,000	2,000
			7,300
Total Temporary Cash Investments
	(Cost $171,810)		171,811
	Total Investments (100.1%)
	(Cost $27,380,894)		42,651,317
Other Assets and Liabilities (-0.1%)
	Other Assets		74,538
	Liabilities[4]		(111,247)
			(36,709)
	Net Assets (100%)		42,614,608

Institutional Total Stock Market Index Fund

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	27,022,661
Undistributed Net Investment Income	28,887
Accumulated Net Realized Gains	294,315
Unrealized Appreciation (Depreciation)
Investment Securities	15,270,423
Futures Contracts	(1,678)
Net Assets	42,614,608

Institutional Shares—Net Assets
Applicable to 39,725,584 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,871,991
Net Asset Value Per Share—
Institutional Shares	$47.12

Institutional Plus Shares—Net Assets
Applicable to 864,505,102 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	40,742,617
Net Asset Value Per Share—
Institutional Plus Shares	$47.13

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $89,510,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $96,802,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $5,200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	522,845
Interest[1]	87
Securities Lending	3,979
Total Income	526,911
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	489
Management and Administrative—Institutional Plus Shares	4,034
Total Expenses	4,523
Net Investment Income	522,388
Realized Net Gain (Loss)
Investment Securities Sold	714,672
Futures Contracts	9,399
Realized Net Gain (Loss)	724,071
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(404,335)
Futures Contracts	(6,823)
Change in Unrealized Appreciation (Depreciation)	(411,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	835,301
1 Interest income from an affiliated company of the fund was $81,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	522,388	737,185
Realized Net Gain (Loss)	724,071	172,520
Change in Unrealized Appreciation (Depreciation)	(411,158)	3,740,337
Net Increase (Decrease) in Net Assets Resulting from Operations	835,301	4,650,042
Distributions
Net Investment Income
Institutional Shares	(27,205)	(55,787)
Institutional Plus Shares	(472,796)	(677,679)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(500,001)	(733,466)
Capital Share Transactions
Institutional Shares	(756,477)	(996,064)
Institutional Plus Shares	1,542,887	2,081,471
Net Increase (Decrease) from Capital Share Transactions	786,410	1,085,407
Total Increase (Decrease)	1,121,710	5,001,983
Net Assets
Beginning of Period	41,492,898	36,490,915
End of Period[1]	42,614,608	41,492,898

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $28,887,000 and $6,500,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$46.78	$42.32	$32.27	$28.32	$28.54	$24.80
Investment Operations
Net Investment Income	. 571[1]	.838	.726	.694	.532	.495
Net Realized and Unrealized Gain (Loss)
on Investments	.314	4.457	10.051	3.950	(.222)	3.741
Total from Investment Operations	.885	5.295	10.777	4.644	.310	4.236
Distributions
Dividends from Net Investment Income	(.545)	(.835)	(.727)	(.694)	(.530)	(.496)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.545)	(.835)	(.727)	(.694)	(.530)	(.496)
Net Asset Value, End of Period	$47.12	$46.78	$42.32	$32.27	$28.32	$28.54

Total Return	1.89%	12.60%	33.64%	16.47%	1.09%	17.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,872	$2,590	$3,290	$3,001	$2,874	$2,248
Ratio of Total Expenses to
Average Net Assets	0.040%	0.040%	0.040%	0.040%	0.042%	0.045%
Ratio of Net Investment Income to
Average Net Assets	2.17%[1]	1.90%	1.96%	2.25%	1.93%	1.95%
Portfolio Turnover Rate[2]	5%	5%	9%	8%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.30%, respectively, resulting from income received from Medtronic plc in January 2015.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$46.79	$42.32	$32.28	$28.32	$28.54	$24.81
Investment Operations
Net Investment Income	. 577[1]	.847	.734	.701	.537	.499
Net Realized and Unrealized Gain (Loss)
on Investments	.315	4.466	10.041	3.959	(.221)	3.732
Total from Investment Operations	.892	5.313	10.775	4.660	.316	4.231
Distributions
Dividends from Net Investment Income	(.552)	(.843)	(.735)	(.700)	(.536)	(.501)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.552)	(.843)	(.735)	(.700)	(.536)	(.501)
Net Asset Value, End of Period	$47.13	$46.79	$42.32	$32.28	$28.32	$28.54

Total Return	1.90%	12.64%	33.63%	16.53%	1.11%	17.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,743	$38,903	$33,201	$20,731	$16,087	$12,976
Ratio of Total Expenses to
Average Net Assets	0.020%	0.020%	0.020%	0.020%	0.022%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.19%[1]	1.92%	1.98%	2.27%	1.95%	1.97%
Portfolio Turnover Rate[2]	5%	5%	9%	8%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.30%, respectively, resulting from income received from Medtronic plc in January 2015.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Institutional Total Stock Market Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Institutional Total Stock Market Index Fund

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,478,786	—	720
Temporary Cash Investments	164,511	7,300	—
Futures Contracts—Assets[1]	274	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	42,643,565	7,300	720
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2015	125	64,200	(832)
E-mini S&P 500 Index	September 2015	437	44,889	(658)
E-mini Russell 2000 Index	September 2015	210	26,258	(188)
				(1,678)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Total Stock Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $390,517,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $28,521,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $27,382,205,000. Net unrealized appreciation of investment securities for tax purposes was $15,269,112,000, consisting of unrealized gains of $16,182,793,000 on securities that had risen in value since their purchase and $913,681,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $2,471,104,000 of investment securities and sold $1,718,754,000 of investment securities, other than temporary cash investments. Purchases and sales include $546,508,000 and $579,073,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	88,509	1,901	279,683	6,295
Issued in Lieu of Cash Distributions	24,334	515	50,677	1,123
Redeemed	(869,320)	(18,050)	(1,326,424)	(29,798)
Net Increase (Decrease)—Institutional Shares	(756,477)	(15,634)	(996,064)	(22,380)
Institutional Plus Shares
Issued	3,303,998	70,069	6,791,984	153,792
Issued in Lieu of Cash Distributions	439,328	9,279	646,100	14,312
Redeemed	(2,200,439)	(46,333)	(5,356,613)	(121,064)
Net Increase (Decrease)—Institutional Plus Shares	1,542,887	33,015	2,081,471	47,040

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,018.89	$0.20
Institutional Plus Shares	1,000.00	1,019.04	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.60	$0.20
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1 F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante Chris D. McIsaac	Michael S. Miller James M. Norris Thomas M. Rampulla Glenn W. Reed Karin A. Risi

Chairman Emeritus and Senior Advisor John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:

/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:

/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

VANGUARD INSTITUTIONAL INDEX FUNDS

By:

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.